UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2021

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

January 31, 2021

Strategic Allocation: Aggressive Fund
Investor Class (TWSAX)
I Class (AAAIX)
A Class (ACVAX)
C Class (ASTAX)
R Class (AAARX)
R5 Class (ASAUX)
R6 Class (AAAUX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Rallied as Stimulus, Vaccines Sparked Optimism

Stocks and other riskier assets delivered robust returns for the six-month reporting period. Investors generally remained upbeat despite periodic upswings in virus cases, lockdowns in certain regions and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and federal governments helped maintain investor confidence in the financial markets and the economic outlook. Improving data on U.S. manufacturing, employment and housing, along with positive vaccine developments and a late-2020 federal coronavirus aid package, helped sustain the rally. Furthermore, political clarity emerged following the January U.S. Senate run-off elections in Georgia.

The improving economic backdrop combined with massive monetary and fiscal support drove inflation expectations and U.S. Treasury yields higher. The yield on the benchmark 10-year U.S. Treasury note increased more than 50 basis points for the six-month period. Government bond yields in Europe were mixed as several countries in the region struggled with surging coronavirus cases and new business shutdown measures.

Overall, non-U.S. stocks generally outpaced U.S. stocks for the period, and within the U.S. market, small-cap stocks (Russell 2000 Index) were top performers, gaining more than 40%. Value stocks modestly outperformed growth stocks across the board. Rising yields pressured U.S. investment-grade bond returns, which declined nearly 1%. Conversely, global bonds advanced almost 2%.

A Return to Normalcy in Sight

The return to pre-pandemic life appears to be on the horizon now that COVID-19 vaccines have received emergency-use approval. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. Nevertheless, until the vaccine is more widely available, investors may face periods of outbreak-related disruptions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

JANUARY 31, 2021
Top Ten Common Stocks	% of net assets
Microsoft Corp.	0.5%
Apple, Inc.	0.5%
Prologis, Inc.	0.4%
Amazon.com, Inc.	0.3%
Alphabet, Inc., Class A	0.3%
F5 Networks, Inc.	0.2%
Cadence Design Systems, Inc.	0.2%
Cognex Corp.	0.2%
Keysight Technologies, Inc.	0.2%
Twilio, Inc., Class A	0.2%

Key Fixed-Income Portfolio Statistics
Weighted Average Life to Maturity	7.0 years
Average Duration (effective)	5.3 years

Types of Investments in Portfolio	% of net assets
Affiliated Funds	49.8%
Domestic Common Stocks	24.1%
Foreign Common Stocks*	8.0%
U.S. Treasury Securities	7.0%
Corporate Bonds	2.9%
Sovereign Governments and Agencies	2.5%
Collateralized Loan Obligations	0.9%
U.S. Government Agency Mortgage-Backed Securities	0.6%
Collateralized Mortgage Obligations	0.5%
Municipal Securities	0.5%
Asset-Backed Securities	0.4%
Commercial Paper	0.4%
Exchange-Traded Funds	0.4%
Preferred Stocks	0.1%
Temporary Cash Investments	2.3%
Temporary Cash Investments - Securities Lending Collateral	0.1%
Other Assets and Liabilities	(0.5)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 8/1/20	Ending Account Value 1/31/21	Expenses Paid During Period(1) 8/1/20 - 1/31/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,158.80	$3.65	0.67%
I Class	$1,000	$1,161.10	$2.56	0.47%
A Class	$1,000	$1,157.00	$5.00	0.92%
C Class	$1,000	$1,152.40	$9.06	1.67%
R Class	$1,000	$1,155.90	$6.36	1.17%
R5 Class	$1,000	$1,159.50	$2.56	0.47%
R6 Class	$1,000	$1,161.90	$1.74	0.32%
Hypothetical
Investor Class	$1,000	$1,021.83	$3.41	0.67%
I Class	$1,000	$1,022.84	$2.40	0.47%
A Class	$1,000	$1,020.57	$4.69	0.92%
C Class	$1,000	$1,016.79	$8.49	1.67%
R Class	$1,000	$1,019.31	$5.96	1.17%
R5 Class	$1,000	$1,022.84	$2.40	0.47%
R6 Class	$1,000	$1,023.59	$1.63	0.32%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

JANUARY 31, 2021 (UNAUDITED)

	Shares/Principal Amount	Value
AFFILIATED FUNDS(1) — 49.8%
American Century Diversified Corporate Bond ETF	288,278	$15,226,844
American Century Focused Dynamic Growth ETF	686,039	50,650,259
American Century Focused Large Cap Value ETF	786,617	42,021,080
American Century Quality Diversified International ETF	605,593	29,124,663
American Century STOXX U.S. Quality Growth ETF	808,279	50,186,771
American Century STOXX U.S. Quality Value ETF	990,113	42,040,198
Avantis Emerging Markets Equity ETF	698,254	44,269,304
Avantis International Equity ETF	479,750	27,182,635
Avantis International Small Cap Value ETF	191,472	10,864,121
Avantis U.S. Equity ETF	973,912	61,674,438
Avantis U.S. Small Cap Value ETF	228,821	13,676,631
TOTAL AFFILIATED FUNDS (Cost $313,473,531)		386,916,944
COMMON STOCKS — 32.1%
Aerospace and Defense — 0.4%
AAR Corp.	3,049	102,294
BAE Systems plc	127,025	803,414
CAE, Inc.	4,322	97,644
General Dynamics Corp.	4,109	602,708
Lockheed Martin Corp.	1,295	416,757
Safran SA(2)	3,251	409,988
Spirit AeroSystems Holdings, Inc., Class A	3,722	126,064
Textron, Inc.	8,415	380,863
		2,939,732
Air Freight and Logistics — 0.1%
Expeditors International of Washington, Inc.	2,457	219,951
United Parcel Service, Inc., Class B	2,554	395,870
		615,821
Airlines — 0.2%
Alaska Air Group, Inc.	2,717	132,671
JET2 plc(2)	5,420	97,824
Ryanair Holdings plc, ADR(2)	2,455	233,397
Southwest Airlines Co.	20,215	888,247
		1,352,139
Auto Components — 0.4%
Aptiv plc	11,820	1,579,152
BorgWarner, Inc.	15,741	660,964
Hyundai Mobis Co. Ltd.(2)	1,496	421,403
LCI Industries	681	88,108
Minth Group Ltd.	28,000	127,783
Sumitomo Rubber Industries Ltd.	13,500	124,511
Valeo SA	11,671	436,001
		3,437,922
Automobiles — 0.4%
Bayerische Motoren Werke AG	4,204	357,238
Daimler AG	12,965	914,345
6

	Shares/Principal Amount	Value
Honda Motor Co. Ltd., ADR	21,319	$564,527
Hyundai Motor Co.	1,152	233,583
Nissan Motor Co. Ltd.(2)	80,300	410,496
Tesla, Inc.(2)	1,236	980,803
		3,460,992
Banks — 1.3%
AIB Group plc(2)	53,962	96,019
Banco Bilbao Vizcaya Argentaria SA	52,192	237,686
Banco Bradesco SA	34,130	134,738
Bank Central Asia Tbk PT	104,000	250,789
Bank of America Corp.	24,187	717,145
Barclays plc(2)	318,289	582,273
BNP Paribas SA(2)	11,736	565,234
CaixaBank SA	99,558	251,656
Commerce Bancshares, Inc.	9,547	638,217
Commerzbank AG(2)	46,280	307,514
Eastern Bankshares, Inc.(2)	11,846	188,825
FinecoBank Banca Fineco SpA(2)	4,278	66,796
HDFC Bank Ltd., ADR(2)	5,325	383,932
JPMorgan Chase & Co.	7,928	1,020,096
M&T Bank Corp.	3,656	484,310
Mitsubishi UFJ Financial Group, Inc.	107,300	483,451
Mizuho Financial Group, Inc.	28,850	384,836
PNC Financial Services Group, Inc. (The)	2,578	369,995
Regions Financial Corp.	37,280	634,133
Societe Generale SA(2)	8,631	161,287
Standard Chartered plc (London)(2)	21,741	132,016
Sumitomo Mitsui Financial Group, Inc.	10,700	333,054
Truist Financial Corp.	16,539	793,541
UniCredit SpA(2)	12,905	118,006
Westamerica Bancorporation	7,160	399,671
		9,735,220
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A(2)	623	571,222
Fevertree Drinks plc	2,504	83,179
PepsiCo, Inc.	5,759	786,507
Royal Unibrew A/S	595	58,663
		1,499,571
Biotechnology — 0.8%
AbbVie, Inc.	5,830	597,458
ACADIA Pharmaceuticals, Inc.(2)	8,844	424,954
Acceleron Pharma, Inc.(2)	766	88,496
ADC Therapeutics SA(2)	2,327	66,482
Alnylam Pharmaceuticals, Inc.(2)	3,858	580,552
Amgen, Inc.	2,595	626,511
Amicus Therapeutics, Inc.(2)	5,411	102,322
Arcutis Biotherapeutics, Inc.(2)	1,921	52,424
Arena Pharmaceuticals, Inc.(2)	841	62,436
Argenx SE, ADR(2)	1,344	393,819
Biohaven Pharmaceutical Holding Co. Ltd.(2)	1,287	109,678
Blueprint Medicines Corp.(2)	1,095	105,941
7

	Shares/Principal Amount	Value
Bridgebio Pharma, Inc.(2)(3)	1,690	$95,924
ChemoCentryx, Inc.(2)	1,177	67,101
Deciphera Pharmaceuticals, Inc.(2)	1,546	68,333
Fate Therapeutics, Inc.(2)	865	78,395
FibroGen, Inc.(2)	1,836	88,458
Flexion Therapeutics, Inc.(2)	4,605	56,043
Generation Bio Co.(2)	1,047	27,568
Global Blood Therapeutics, Inc.(2)	1,298	65,056
Halozyme Therapeutics, Inc.(2)	2,884	137,250
Heron Therapeutics, Inc.(2)	2,204	38,261
Insmed, Inc.(2)	3,294	123,821
Invitae Corp.(2)(3)	1,699	84,134
Iovance Biotherapeutics, Inc.(2)	852	37,352
Karuna Therapeutics, Inc.(2)	939	93,177
Kinnate Biopharma, Inc.(2)	576	18,893
Kymera Therapeutics, Inc.(2)(3)	1,009	62,508
Mirati Therapeutics, Inc.(2)	399	81,927
Natera, Inc.(2)	4,968	529,788
Novavax, Inc.(2)	232	51,258
Relay Therapeutics, Inc.(2)	841	41,697
Seagen, Inc.(2)	2,581	423,981
Sigilon Therapeutics, Inc.(2)	1,121	34,314
Turning Point Therapeutics, Inc.(2)	2,611	327,654
Ultragenyx Pharmaceutical, Inc.(2)	1,030	142,748
Vertex Pharmaceuticals, Inc.(2)	933	213,732
Viela Bio, Inc.(2)(3)	1,899	65,857
		6,266,303
Building Products — 0.3%
American Woodmark Corp.(2)	868	75,091
Johnson Controls International plc	24,382	1,214,711
Masco Corp.	7,713	418,893
Masonite International Corp.(2)	1,525	151,738
Trane Technologies plc	4,051	580,711
Trex Co., Inc.(2)	1,164	106,820
		2,547,964
Capital Markets — 1.4%
Ameriprise Financial, Inc.	5,546	1,097,387
Bank of New York Mellon Corp. (The)	27,078	1,078,517
BlackRock, Inc.	743	521,036
Credit Suisse Group AG	47,728	629,037
flatexDEGIRO AG(2)	2,341	215,842
GCM Grosvenor, Inc., Class A(2)(3)	4,194	54,354
Intercontinental Exchange, Inc.	2,833	312,622
Intermediate Capital Group plc	6,788	157,892
London Stock Exchange Group plc	3,293	391,569
LPL Financial Holdings, Inc.	5,269	570,844
MarketAxess Holdings, Inc.	1,031	557,524
Morgan Stanley	12,343	827,598
MSCI, Inc.	2,069	817,876
Northern Trust Corp.	12,723	1,134,764
Open Lending Corp., Class A(2)	3,104	112,644
8

	Shares/Principal Amount	Value
Partners Group Holding AG	334	$395,057
S&P Global, Inc.	1,818	576,306
State Street Corp.	4,503	315,210
T. Rowe Price Group, Inc.	3,712	580,854
UBS Group AG	23,453	338,579
		10,685,512
Chemicals — 0.4%
Air Liquide SA	1,843	301,172
Air Products and Chemicals, Inc.	1,006	268,360
Albemarle Corp.	2,204	358,503
Arkema SA	2,005	222,601
Axalta Coating Systems Ltd.(2)	410	11,066
Corbion NV	1,568	91,360
Ecolab, Inc.	1,472	301,039
Element Solutions, Inc.	16,966	288,931
Huntsman Corp.	2,099	55,456
Linde plc	2,663	653,500
Nissan Chemical Corp.	900	51,413
OCI NV(2)	4,240	87,651
Sherwin-Williams Co. (The)	504	348,667
Zeon Corp.	11,400	183,719
		3,223,438
Commercial Services and Supplies — 0.3%
Babcock International Group plc(2)	74,804	238,332
Brink's Co. (The)	2,457	167,395
Clean Harbors, Inc.(2)	1,979	153,293
Country Garden Services Holdings Co. Ltd.	27,000	219,937
Driven Brands Holdings, Inc.(2)	3,719	104,504
Elis SA(2)	4,890	73,169
Ever Sunshine Lifestyle Services Group Ltd.	140,000	401,835
HomeServe plc	4,107	58,672
Japan Elevator Service Holdings Co. Ltd.	3,000	70,765
Loomis AB	2,127	54,525
Park24 Co. Ltd.(2)	4,700	90,030
Republic Services, Inc.	9,255	837,763
		2,470,220
Communications Equipment — 0.4%
Arista Networks, Inc.(2)	2,896	890,694
Cisco Systems, Inc.	6,311	281,344
F5 Networks, Inc.(2)	9,204	1,803,524
Juniper Networks, Inc.	4,620	112,820
Telefonaktiebolaget LM Ericsson, B Shares	30,908	390,459
		3,478,841
Construction and Engineering†
Arcadis NV(2)	1,751	61,356
Hazama Ando Corp.	11,100	77,772
NRW Holdings Ltd.	34,609	75,060
SHO-BOND Holdings Co. Ltd.	3,100	135,229
		349,417
Construction Materials — 0.1%
Cemex SAB de CV, ADR(2)	54,256	310,887
9

	Shares/Principal Amount	Value
Summit Materials, Inc., Class A(2)	3,659	$75,119
		386,006
Consumer Finance — 0.1%
American Express Co.	3,110	361,569
Cembra Money Bank AG	718	78,183
		439,752
Containers and Packaging — 0.5%
Avery Dennison Corp.	5,691	858,601
Ball Corp.	11,545	1,016,191
Berry Global Group, Inc.(2)	1,841	90,890
Graphic Packaging Holding Co.	28,235	442,160
Huhtamaki Oyj	2,204	108,314
Myers Industries, Inc.	2,370	47,519
Packaging Corp. of America	2,496	335,612
SIG Combibloc Group AG(2)	5,999	142,862
Sonoco Products Co.	15,737	911,330
		3,953,479
Distributors — 0.1%
D'ieteren SA	952	74,841
Genuine Parts Co.	5,692	534,365
LKQ Corp.(2)	11,841	415,500
		1,024,706
Diversified Consumer Services†
Chegg, Inc.(2)	1,367	130,220
Diversified Financial Services†
Element Fleet Management Corp.(3)	14,822	137,701
Hypoport SE(2)	104	70,860
Zenkoku Hosho Co. Ltd.	1,800	80,665
		289,226
Diversified Telecommunication Services — 0.1%
BT Group plc(2)	57,941	99,606
Cellnex Telecom SA	10,084	590,819
Verizon Communications, Inc.	5,468	299,373
		989,798
Electric Utilities — 0.5%
Edison International	14,723	856,290
Evergy, Inc.	5,767	309,861
Iberdrola SA	28,037	380,230
NextEra Energy, Inc.	15,668	1,267,071
Pinnacle West Capital Corp.	12,271	923,393
Xcel Energy, Inc.	3,934	251,736
		3,988,581
Electrical Equipment — 0.9%
AMETEK, Inc.	6,584	745,704
Eaton Corp. plc	3,081	362,634
Emerson Electric Co.	14,432	1,145,179
Generac Holdings, Inc.(2)	934	230,156
Hubbell, Inc.	5,520	858,912
Mabuchi Motor Co. Ltd.	2,900	120,182
NEL ASA(2)(3)	16,984	60,451
nVent Electric plc	63,142	1,413,118
10

	Shares/Principal Amount	Value
Rockwell Automation, Inc.	2,191	$544,529
Schneider Electric SE	3,895	570,997
Sensata Technologies Holding plc(2)	11,505	627,023
Shoals Technologies Group, Inc., Class A(2)	2,758	93,579
		6,772,464
Electronic Equipment, Instruments and Components — 0.8%
Anritsu Corp.	5,900	145,248
CDW Corp.	1,268	166,945
Cognex Corp.	21,137	1,735,982
Comet Holding AG	54	12,361
Hexagon AB, B Shares	4,926	431,020
Jabil, Inc.	2,530	104,666
Keyence Corp.	900	484,147
Keysight Technologies, Inc.(2)	12,204	1,727,964
Littelfuse, Inc.	608	147,969
LPKF Laser & Electronics AG	2,288	76,577
Murata Manufacturing Co. Ltd.	5,700	548,966
nLight, Inc.(2)	3,376	106,952
TE Connectivity Ltd.	3,596	432,958
		6,121,755
Energy Equipment and Services†
Baker Hughes Co.	11,879	238,649
Entertainment — 0.5%
Activision Blizzard, Inc.	3,004	273,364
Embracer Group AB(2)	1,283	29,007
Live Nation Entertainment, Inc.(2)	6,579	437,175
Roku, Inc.(2)	2,468	960,126
Stillfront Group AB(2)	15,027	159,852
Walt Disney Co. (The)(2)	7,671	1,290,032
Zynga, Inc., Class A(2)	64,366	637,867
		3,787,423
Equity Real Estate Investment Trusts (REITs) — 3.4%
Alexandria Real Estate Equities, Inc.	3,113	520,213
American Homes 4 Rent, Class A	9,768	295,287
Brixmor Property Group, Inc.	22,867	387,138
Charter Hall Group	48,054	498,623
Cousins Properties, Inc.	7,234	228,160
Embassy Office Parks REIT	27,200	130,631
Empire State Realty Trust, Inc., Class A	18,593	183,327
Equinix, Inc.	1,964	1,453,281
Equity Residential	10,644	656,096
Essential Properties Realty Trust, Inc.	10,852	225,939
Essex Property Trust, Inc.	3,793	908,841
Extra Space Storage, Inc.	3,763	428,192
Fibra Uno Administracion SA de CV	308,820	346,347
Gecina SA	1,740	248,120
Global Medical REIT, Inc.	6,512	81,661
Goodman Group	40,700	548,548
Healthcare Trust of America, Inc., Class A	11,903	336,260
Healthpeak Properties, Inc.	19,520	578,768
Innovative Industrial Properties, Inc.	4,416	826,322
11

	Shares/Principal Amount	Value
Invesco Office J-Reit, Inc.	1,090	$158,749
Invincible Investment Corp.	1,141	381,972
Invitation Homes, Inc.	22,172	653,631
JBG SMITH Properties	6,064	181,071
Kimco Realty Corp.	16,694	275,618
Klepierre SA(3)	8,307	199,906
Life Storage, Inc.	8,100	660,757
Link REIT	49,900	439,829
Mapletree Commercial Trust	272,800	424,940
Mapletree Industrial Trust	165,100	356,984
Mapletree Logistics Trust	115,900	172,797
MGM Growth Properties LLC, Class A	18,365	572,070
Mitsui Fudosan Logistics Park, Inc.	63	315,117
National Retail Properties, Inc.	5,718	223,002
NETSTREIT Corp.	7,605	131,034
Orix JREIT, Inc.	224	375,589
PotlatchDeltic Corp.	13,298	635,113
Prologis, Inc.	26,670	2,752,344
QTS Realty Trust, Inc., Class A	6,994	455,309
Rexford Industrial Realty, Inc.	9,366	458,372
RLJ Lodging Trust	29,036	374,855
Ryman Hospitality Properties, Inc.	7,064	458,100
Safestore Holdings plc	9,308	103,243
Scentre Group	120,359	249,392
Segro plc	31,749	414,799
Simon Property Group, Inc.	6,667	619,564
SL Green Realty Corp.(3)	9	590
SOSiLA Logistics REIT, Inc.	341	419,251
Stockland	138,686	469,376
Sun Communities, Inc.	3,611	516,842
Tritax Big Box REIT plc	17,930	45,282
UDR, Inc.	19,668	756,235
Urban Edge Properties	16,230	223,812
Ventas, Inc.	17,812	820,599
VICI Properties, Inc.	22,646	572,491
Warehouses De Pauw, CVA	1,077	38,640
Welltower, Inc.	13,788	835,553
Weyerhaeuser Co.	12,974	404,659
		26,029,241
Food and Staples Retailing — 0.3%
Costco Wholesale Corp.	851	299,918
Koninklijke Ahold Delhaize NV	31,996	915,601
MARR SpA(2)	4,923	102,489
Sysco Corp.	14,525	1,038,683
Zur Rose Group AG(2)	370	169,931
		2,526,622
Food Products — 0.5%
Bakkafrost P/F(2)	1,754	122,960
Beyond Meat, Inc.(2)	149	26,534
Conagra Brands, Inc.	28,249	977,415
J.M. Smucker Co. (The)	6,105	710,683
12

	Shares/Principal Amount	Value
Kellogg Co.	9,172	$540,598
Mondelez International, Inc., Class A	11,559	640,831
Orkla ASA	46,219	449,208
Vital Farms, Inc.(2)	1,987	49,138
Whole Earth Brands, Inc.(2)	8,305	94,096
		3,611,463
Gas Utilities — 0.1%
Atmos Energy Corp.	4,902	436,278
Nippon Gas Co. Ltd.	3,400	163,840
Spire, Inc.	7,078	433,103
		1,033,221
Health Care Equipment and Supplies — 1.1%
Acutus Medical, Inc.(2)	2,106	54,524
Align Technology, Inc.(2)	2,279	1,197,341
Becton Dickinson and Co.	2,171	568,346
DexCom, Inc.(2)	1,232	461,815
Eargo, Inc.(2)	1,321	69,458
Edwards Lifesciences Corp.(2)	5,716	472,027
Envista Holdings Corp.(2)	15,873	564,127
Globus Medical, Inc., Class A(2)	1,235	76,187
Hill-Rom Holdings, Inc.	3,200	307,328
ICU Medical, Inc.(2)	390	79,747
IDEXX Laboratories, Inc.(2)	1,826	874,070
Inmode Ltd.(2)	2,962	174,343
Medtronic plc	4,690	522,138
Menicon Co. Ltd.	500	30,201
Olympus Corp.	13,900	251,765
Ortho Clinical Diagnostics Holdings plc(2)	5,309	87,599
OrthoPediatrics Corp.(2)	1,563	72,179
ResMed, Inc.	632	127,392
Silk Road Medical, Inc.(2)	1,875	102,244
Tandem Diabetes Care, Inc.(2)	1,181	109,420
Teleflex, Inc.	3,038	1,147,240
Zimmer Biomet Holdings, Inc.	10,105	1,552,835
		8,902,326
Health Care Providers and Services — 1.1%
Acadia Healthcare Co., Inc.(2)	1,800	91,224
Alfresa Holdings Corp.	11,600	231,957
Amedisys, Inc.(2)	2,416	694,141
AMN Healthcare Services, Inc.(2)	1,185	85,462
Cardinal Health, Inc.	14,537	781,073
Chartwell Retirement Residences	19,945	166,735
Cigna Corp.	1,692	367,249
CVS Health Corp.	6,737	482,706
Encompass Health Corp.	16,823	1,352,569
HealthEquity, Inc.(2)	1,659	138,610
Henry Schein, Inc.(2)	8,504	559,988
Humana, Inc.	698	267,411
McKesson Corp.	3,663	639,084
Option Care Health, Inc.(2)	6,373	117,773
Quest Diagnostics, Inc.	6,734	869,696
13

	Shares/Principal Amount	Value
R1 RCM, Inc.(2)	6,118	$154,357
RadNet, Inc.(2)	4,024	72,070
UnitedHealth Group, Inc.	2,238	746,552
Universal Health Services, Inc., Class B	7,690	958,789
		8,777,446
Health Care Technology — 0.4%
Cerner Corp.	10,353	829,379
Certara, Inc.(2)	1,982	68,221
Health Catalyst, Inc.(2)	2,865	142,333
Phreesia, Inc.(2)	1,168	76,259
Teladoc Health, Inc.(2)	3,175	837,660
Veeva Systems, Inc., Class A(2)	3,639	1,005,965
		2,959,817
Hotels, Restaurants and Leisure — 0.5%
Basic-Fit NV(2)	2,468	84,082
Brinker International, Inc.	2,027	119,350
Chipotle Mexican Grill, Inc.(2)	695	1,028,600
Churchill Downs, Inc.	956	179,202
Las Vegas Sands Corp.	12,325	592,709
Melco International Development Ltd.	5,000	8,862
Melia Hotels International SA(2)(3)	8,629	56,419
Planet Fitness, Inc., Class A(2)	1,018	73,296
Sodexo SA(2)	6,906	614,365
Sushiro Global Holdings Ltd.	4,800	164,906
Whitbread plc(2)	8,792	333,973
Wingstop, Inc.	734	110,137
Wyndham Hotels & Resorts, Inc.	2,215	128,847
		3,494,748
Household Durables — 0.3%
Bellway plc	333	12,553
D.R. Horton, Inc.	5,741	440,909
Haseko Corp.	12,700	148,932
Man Wah Holdings Ltd.	47,200	104,132
Mohawk Industries, Inc.(2)	837	120,193
Open House Co. Ltd.	15,100	610,231
Taylor Wimpey plc(2)	256,064	512,564
Token Corp.	1,000	77,509
TopBuild Corp.(2)	695	138,965
		2,165,988
Household Products — 0.2%
Colgate-Palmolive Co.	3,844	299,832
Kimberly-Clark Corp.	3,214	424,569
Procter & Gamble Co. (The)	5,252	673,359
Reynolds Consumer Products, Inc.	2,306	69,180
		1,466,940
Independent Power and Renewable Electricity Producers†
Innergex Renewable Energy, Inc.	8,538	195,765
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	3,977	776,987
Lifco AB, B Shares	1,081	99,517
		876,504
14

	Shares/Principal Amount	Value
Insurance — 0.7%
Aegon NV	48,223	$198,796
Aflac, Inc.	21,247	959,939
AIA Group Ltd.	25,800	316,112
Arthur J. Gallagher & Co.	3,154	364,003
Brown & Brown, Inc.	2,108	90,834
BRP Group, Inc., Class A(2)	4,487	104,143
Chubb Ltd.	8,765	1,276,798
eHealth, Inc.(2)	1,156	55,315
Goosehead Insurance, Inc., Class A	509	68,002
Kinsale Capital Group, Inc.	719	134,856
Marsh & McLennan Cos., Inc.	2,006	220,479
Palomar Holdings, Inc.(2)	901	89,731
Progressive Corp. (The)	1,143	99,658
Prudential Financial, Inc.	2,361	184,819
Reinsurance Group of America, Inc.	7,020	737,451
Root, Inc., Class A(2)	3,378	68,084
SelectQuote, Inc.(2)	18,309	386,686
Travelers Cos., Inc. (The)	1,008	137,390
		5,493,096
Interactive Media and Services — 0.6%
Alphabet, Inc., Class A(2)	1,180	2,156,285
carsales.com Ltd.	4,843	72,446
EverQuote, Inc., Class A(2)	954	42,987
Facebook, Inc., Class A(2)	2,838	733,141
Kakaku.com, Inc.	3,100	89,583
Match Group, Inc.(2)	6,596	922,517
QuinStreet, Inc.(2)	5,612	118,806
Tencent Holdings Ltd.	6,100	534,013
		4,669,778
Internet and Direct Marketing Retail — 0.7%
Alibaba Group Holding Ltd., ADR(2)	1,503	381,506
Amazon.com, Inc.(2)	816	2,616,259
ASKUL Corp.	3,000	105,866
ASOS plc(2)	6,326	387,589
BHG Group AB(2)	7,752	145,358
boohoo Group plc(2)	13,199	60,599
Booking Holdings, Inc.(2)	174	338,313
Chewy, Inc., Class A(2)	4,655	473,972
Expedia Group, Inc.	3,516	436,336
Mercari, Inc.(2)	1,300	62,259
Redbubble Ltd.(2)	12,339	62,789
		5,070,846
IT Services — 1.2%
Accenture plc, Class A	2,548	616,412
Adyen NV(2)	228	475,080
Amadeus IT Group SA(2)	4,079	258,203
Amdocs Ltd.	1,617	114,193
Atos SE(2)	2,123	162,440
Capgemini SE	3,150	456,116
Capita plc(2)	138,282	66,195
15

	Shares/Principal Amount	Value
Edenred	6,039	$327,828
Endava plc, ADR(2)	1,490	117,799
GDS Holdings Ltd., ADR(2)	9,936	1,028,972
Hennge KK(2)	700	54,286
I3 Verticals, Inc., Class A(2)	4,974	144,345
Indra Sistemas SA(2)	15,005	132,248
Mastercard, Inc., Class A	2,403	760,045
NEXTDC Ltd.(2)	15,743	138,779
Nihon Unisys Ltd.	3,300	124,637
Nuvei Corp.(2)	3,295	172,988
PayPal Holdings, Inc.(2)	4,016	940,989
Perficient, Inc.(2)	1,328	72,522
Repay Holdings Corp.(2)	5,896	130,596
Square, Inc., Class A(2)	4,669	1,008,317
Twilio, Inc., Class A(2)	4,439	1,595,510
Visa, Inc., Class A	3,951	763,531
		9,662,031
Leisure Products — 0.2%
BRP, Inc.	1,656	109,001
Brunswick Corp.	1,413	122,168
Callaway Golf Co.	4,498	125,449
Games Workshop Group plc	835	117,977
Peloton Interactive, Inc., Class A(2)	2,750	401,858
Polaris, Inc.	2,889	337,060
		1,213,513
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	4,349	522,619
Lonza Group AG	613	392,129
Mettler-Toledo International, Inc.(2)	830	969,523
NeoGenomics, Inc.(2)	2,538	134,565
PRA Health Sciences, Inc.(2)	1,032	127,184
Repligen Corp.(2)	2,409	481,800
Seer, Inc.(2)	632	39,437
Tecan Group AG	121	58,669
Thermo Fisher Scientific, Inc.	1,522	775,763
		3,501,689
Machinery — 1.0%
AGCO Corp.	1,070	118,663
CKD Corp.	5,200	118,396
Crane Co.	4,117	311,575
Cummins, Inc.	3,654	856,571
Evoqua Water Technologies Corp.(2)	5,161	140,637
FANUC Corp.	1,000	262,607
Graco, Inc.	6,496	447,834
IHI Corp.	4,800	84,369
IMI plc	36,365	619,874
Japan Steel Works Ltd. (The)	4,300	119,682
Knorr-Bremse AG	3,291	436,619
Kornit Digital Ltd.(2)	1,724	156,255
Metso Outotec Oyj	16,786	167,323
Nabtesco Corp.	3,100	139,369
16

	Shares/Principal Amount	Value
Oshkosh Corp.	6,503	$595,610
PACCAR, Inc.	4,889	445,975
Parker-Hannifin Corp.	5,687	1,504,837
Rexnord Corp.	8,305	314,427
Techtronic Industries Co. Ltd.	28,500	427,325
Trelleborg AB, B Shares(2)	5,866	132,955
Weir Group plc (The)(2)	5,254	136,218
Westinghouse Air Brake Technologies Corp.	3,899	289,345
		7,826,466
Media — 0.3%
Atresmedia Corp. de Medios de Comunicacion SA(2)	17,549	69,666
Comcast Corp., Class A	6,191	306,888
Fox Corp., Class B	22,788	681,133
Future plc	4,951	117,700
Nippon Television Holdings, Inc.	19,600	225,961
Nordic Entertainment Group AB, B Shares(2)	1,613	84,162
ProSiebenSat.1 Media SE(2)	3,124	56,672
Publicis Groupe SA	7,795	404,013
TV Asahi Holdings Corp.	5,680	109,685
WPP plc	47,126	491,947
		2,547,827
Metals and Mining†
APERAM SA	2,826	122,132
Nickel Mines Ltd.	53,110	51,171
OZ Minerals Ltd.	8,898	126,113
		299,416
Mortgage Real Estate Investment Trusts (REITs)†
PennyMac Mortgage Investment Trust	14,686	253,334
Multi-Utilities — 0.1%
Ameren Corp.	2,181	158,602
NorthWestern Corp.	14,334	780,773
		939,375
Multiline Retail — 0.2%
Dollar Tree, Inc.(2)	5,626	571,939
Isetan Mitsukoshi Holdings Ltd.	2,000	12,344
Magazine Luiza SA	67,472	309,774
Ryohin Keikaku Co. Ltd.	7,200	172,571
Target Corp.	1,532	277,552
		1,344,180
Oil, Gas and Consumable Fuels — 0.6%
Cimarex Energy Co.	8,573	361,609
ConocoPhillips	30,640	1,226,519
Eni SpA	34,982	353,126
Gazprom PJSC, ADR	41,856	231,807
Gazprom PJSC	27,588	77,797
Neste Oyj	6,723	475,013
Parex Resources, Inc.(2)	6,853	103,699
PetroChina Co. Ltd., H Shares	822,000	249,616
Phillips 66	3,061	207,536
Saras SpA(2)	167,288	109,917
Surgutneftegas PJSC, Preference Shares	874,660	461,571
17

	Shares/Principal Amount	Value
TOTAL SE	11,994	$506,340
		4,364,550
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	2,665	101,297
Mondi plc	33,542	792,809
West Fraser Timber Co. Ltd.(3)	2,393	153,339
		1,047,445
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	1,240	293,446
Jamieson Wellness, Inc.	2,099	58,846
Ontex Group NV(2)	8,104	91,991
Shiseido Co. Ltd.	11,900	780,909
		1,225,192
Pharmaceuticals — 0.8%
ALK-Abello A/S(2)	337	131,611
Arvinas, Inc.(2)	718	54,166
Axsome Therapeutics, Inc.(2)	934	63,596
Bristol-Myers Squibb Co.	8,750	537,513
Dermapharm Holding SE	906	63,816
GlaxoSmithKline plc	41,851	777,470
Harmony Biosciences Holdings, Inc.(2)	849	30,445
Horizon Therapeutics plc(2)	7,781	563,967
Jazz Pharmaceuticals plc(2)	3,358	522,169
Laboratorios Farmaceuticos Rovi SA	2,076	102,181
Merck & Co., Inc.	8,083	622,957
Novartis AG	3,667	331,699
Novo Nordisk A/S, B Shares	8,635	600,613
Reata Pharmaceuticals, Inc., Class A(2)	246	25,483
Sanofi	2,088	196,175
Sanofi, ADR	12,185	575,254
Takeda Pharmaceutical Co. Ltd.	15,000	525,936
Zoetis, Inc.	2,087	321,920
		6,046,971
Professional Services — 0.4%
ASGN, Inc.(2)	1,248	103,472
CoStar Group, Inc.(2)	518	466,050
DKSH Holding AG	757	60,828
en-japan, Inc.	2,900	83,869
IHS Markit Ltd.	1,831	159,443
IR Japan Holdings Ltd.	500	83,682
Korn Ferry	3,125	142,500
Randstad NV(2)	1,154	71,979
Recruit Holdings Co. Ltd.	11,300	492,342
Teleperformance	1,071	351,183
TransUnion	4,749	413,353
UT Group Co. Ltd.(2)	1,800	55,525
Verisk Analytics, Inc.	3,003	551,051
		3,035,277
Real Estate Management and Development — 0.3%
Altus Group Ltd.	1,233	47,199
Aroundtown SA	34,313	238,689
18

	Shares/Principal Amount	Value
Colliers International Group, Inc.	964	$85,179
Colliers International Group, Inc. (Toronto)(3)	1,640	144,589
ESR Cayman Ltd.(2)	96,800	345,430
Fastighets AB Balder, B Shares(2)	2,018	100,944
FirstService Corp.	912	124,581
IWG plc(2)	19,913	85,083
Redfin Corp.(2)	2,390	170,192
Samhallsbyggnadsbolaget i Norden AB(3)	76,260	250,275
Tricon Residential, Inc.(3)	15,754	150,302
VGP NV	1,482	243,033
		1,985,496
Road and Rail — 0.2%
Heartland Express, Inc.	23,330	437,904
Norfolk Southern Corp.	2,919	690,694
Sixt SE(2)	517	60,370
TFI International, Inc.	2,783	184,858
Union Pacific Corp.	1,691	333,922
		1,707,748
Semiconductors and Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.(2)	8,990	769,904
Allegro MicroSystems, Inc.(2)	2,261	63,127
Applied Materials, Inc.	9,279	897,094
ASM International NV	238	60,925
ASML Holding NV	1,051	559,578
BE Semiconductor Industries NV	1,544	105,996
Broadcom, Inc.	997	449,148
Entegris, Inc.	560	55,098
Infineon Technologies AG	15,621	628,241
MACOM Technology Solutions Holdings, Inc.(2)	2,796	158,981
Marvell Technology Group Ltd.	18,089	930,860
Maxim Integrated Products, Inc.	2,220	194,716
MKS Instruments, Inc.	504	79,667
Nova Measuring Instruments Ltd.(2)	1,873	130,417
NVIDIA Corp.	1,742	905,126
Onto Innovation, Inc.(2)	1,540	83,237
PDF Solutions, Inc.(2)	228	4,405
Power Integrations, Inc.	1,987	160,053
Semtech Corp.(2)	2,723	193,197
Skyworks Solutions, Inc.	6,826	1,155,300
SOITEC(2)	810	163,026
Taiwan Semiconductor Manufacturing Co. Ltd.	39,000	823,480
Teradyne, Inc.	8,018	909,883
Texas Instruments, Inc.	2,959	490,277
Veeco Instruments, Inc.(2)	3,501	64,628
Xilinx, Inc.	4,636	605,322
		10,641,686
Software — 2.2%
Adobe, Inc.(2)	1,004	460,605
Atlassian Corp. plc, Class A(2)	2,465	569,736
Cadence Design Systems, Inc.(2)	13,435	1,751,790
CDK Global, Inc.	1,341	66,916
19

	Shares/Principal Amount	Value
Coupa Software, Inc.(2)	2,875	$890,876
Dassault Systemes SE	1,541	308,086
Descartes Systems Group, Inc. (The)(2)	1,118	68,177
DocuSign, Inc.(2)	3,181	740,823
Envestnet, Inc.(2)	6,732	516,546
Everbridge, Inc.(2)	772	102,622
Five9, Inc.(2)	792	131,670
fuboTV, Inc.(2)(3)	1,342	56,700
HubSpot, Inc.(2)	2,471	919,706
Kinaxis, Inc.(2)	314	43,588
LINK Mobility Group Holding ASA(2)	7,168	41,262
Manhattan Associates, Inc.(2)	10,431	1,181,102
Microsoft Corp.	17,759	4,119,378
Model N, Inc.(2)	986	33,504
nCino, Inc.(2)	1,802	129,203
Netcompany Group A/S(2)	457	42,731
Open Text Corp.	9,257	414,621
Palo Alto Networks, Inc.(2)	3,724	1,306,193
Paylocity Holding Corp.(2)	497	93,168
Rakus Co. Ltd.	1,300	23,224
RealPage, Inc.(2)	1,532	132,625
RingCentral, Inc., Class A(2)	2,921	1,089,299
SailPoint Technologies Holdings, Inc.(2)	2,938	162,501
salesforce.com, Inc.(2)	2,093	472,097
Sinch AB(2)	508	74,849
Splunk, Inc.(2)	4,824	796,105
TeamViewer AG(2)	1,174	60,887
		16,800,590
Specialty Retail — 0.8%
Advance Auto Parts, Inc.	6,004	895,437
American Eagle Outfitters, Inc.	3,321	75,354
Arko Corp.(2)	4,813	44,520
Burlington Stores, Inc.(2)	3,697	920,183
Carvana Co.(2)	1,318	344,248
Five Below, Inc.(2)	3,078	540,897
Home Depot, Inc. (The)	3,979	1,077,593
JD Sports Fashion plc(2)	5,534	56,552
Kingfisher plc(2)	85,931	326,582
Leslie's, Inc.(2)	2,182	62,405
Lithia Motors, Inc., Class A	2,559	815,502
Michaels Cos., Inc. (The)(2)(3)	5,172	80,166
Musti Group Oyj(2)	990	30,953
National Vision Holdings, Inc.(2)	1,822	84,486
Nextage Co. Ltd.	900	12,761
Pets at Home Group plc	22,313	122,637
TJX Cos., Inc. (The)	9,826	629,257
Watches of Switzerland Group plc(2)	8,331	72,926
WH Smith plc(2)	4,643	97,184
		6,289,643
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc.	28,585	3,772,076
20

	Shares/Principal Amount	Value
HP, Inc.	29,808	$725,527
		4,497,603
Textiles, Apparel and Luxury Goods — 0.4%
ANTA Sports Products Ltd.	17,000	283,249
Asics Corp.	700	12,316
Canada Goose Holdings, Inc.(2)(3)	1,622	54,251
Capri Holdings Ltd.(2)	2,745	114,357
Crocs, Inc.(2)	2,817	197,246
Dr. Martens plc(2)	9,892	60,991
lululemon athletica, Inc.(2)	2,261	743,146
LVMH Moet Hennessy Louis Vuitton SE	731	441,373
NIKE, Inc., Class B	6,082	812,494
Pandora A/S	750	72,338
Puma SE(2)	3,734	365,892
VF Corp.	3,577	274,964
		3,432,617
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.	23,383	290,417
NMI Holdings, Inc., Class A(2)	3,406	72,241
		362,658
Trading Companies and Distributors — 0.3%
AddTech AB, B Shares	4,621	61,402
Applied Industrial Technologies, Inc.	1,917	134,938
Ashtead Group plc	5,744	290,274
Diploma plc	4,324	137,197
Electrocomponents plc	14,378	172,652
Grafton Group plc	2,978	35,245
Howden Joinery Group plc(2)	10,802	99,284
MSC Industrial Direct Co., Inc., Class A	8,443	654,923
Seven Group Holdings Ltd.(3)	10,999	187,096
W.W. Grainger, Inc.	1,410	513,790
Yamazen Corp.	6,100	57,478
		2,344,279
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., Class B	11,944	539,033
TOTAL COMMON STOCKS (Cost $173,914,426)		249,367,571
U.S. TREASURY SECURITIES — 7.0%
U.S. Treasury Bonds, 1.125%, 5/15/40	$4,100,000	3,753,422
U.S. Treasury Bonds, 3.00%, 5/15/42	250,000	310,645
U.S. Treasury Bonds, 3.75%, 11/15/43	40,000	55,580
U.S. Treasury Bonds, 3.125%, 8/15/44(4)	1,350,000	1,715,871
U.S. Treasury Bonds, 3.00%, 5/15/45	100,000	124,883
U.S. Treasury Bonds, 3.00%, 11/15/45	50,000	62,582
U.S. Treasury Bonds, 1.375%, 8/15/50	500,000	446,914
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(4)	2,554,018	3,006,384
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	1,507,800	1,807,165
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	258,082	323,146
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,605,929	3,440,105
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	433,436	667,497
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	760,096	961,084
21

		Shares/Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		$350,880	$434,278
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		1,284,067	1,835,247
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		1,348,210	1,725,355
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		431,212	573,064
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24		4,182,300	4,522,035
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24		3,095,400	3,343,299
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25		1,863,801	2,024,270
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26		1,314,228	1,478,654
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26		3,745,458	4,155,007
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		360,710	426,477
U.S. Treasury Notes, 2.00%, 12/31/21(4)		200,000	203,518
U.S. Treasury Notes, 0.25%, 6/15/23		4,600,000	4,612,758
U.S. Treasury Notes, 0.25%, 5/31/25		7,100,000	7,073,098
U.S. Treasury Notes, 0.50%, 5/31/27		1,500,000	1,485,762
U.S. Treasury Notes, 0.50%, 6/30/27		2,000,000	1,979,062
U.S. Treasury Notes, 2.25%, 8/15/27(4)		200,000	220,156
U.S. Treasury Notes, 0.625%, 5/15/30		1,700,000	1,638,375
TOTAL U.S. TREASURY SECURITIES (Cost $50,189,947)			54,405,693
CORPORATE BONDS — 2.9%
Aerospace and Defense — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(5)		25,000	26,230
Bombardier, Inc., 5.75%, 3/15/22(5)		125,000	128,406
Bombardier, Inc., 6.00%, 10/15/22(5)		30,000	29,831
Howmet Aerospace, Inc., 5.125%, 10/1/24		160,000	176,218
TransDigm, Inc., 6.375%, 6/15/26		50,000	51,719
TransDigm, Inc., 4.625%, 1/15/29(5)		174,000	173,022
			585,426
Airlines†
United Airlines Holdings, Inc., 5.00%, 2/1/24		140,000	138,379
Auto Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(5)		110,000	119,448
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		330,000	336,600
General Motors Co., 5.15%, 4/1/38		60,000	72,633
General Motors Financial Co., Inc., 3.20%, 7/6/21		130,000	131,187
			540,420
Banks — 0.3%
Akbank T.A.S., 5.00%, 10/24/22		70,000	71,341
Avi Funding Co. Ltd., 3.80%, 9/16/25(5)		143,000	160,000
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	100,000	131,294
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	147,537
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	65,302
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	122,788
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	100,000	126,802
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	100,000	127,094
Citigroup, Inc., VRN, 3.52%, 10/27/28		$140,000	157,220
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	100,000	141,233
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	100,000	122,333
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	81,330
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	93,000	122,467
22

		Shares/Principal Amount	Value
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	200,000	$255,213
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	200,000	267,213
Intercorp Financial Services, Inc., 4.125%, 10/19/27(5)		$170,000	183,129
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	75,000	100,467
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	34,681
Wells Fargo & Co., 4.125%, 8/15/23		$100,000	108,871
Woori Bank, MTN, 4.75%, 4/30/24		86,000	95,502
			2,621,817
Beverages†
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		130,000	163,384
Biotechnology — 0.1%
AbbVie, Inc., 4.55%, 3/15/35		40,000	49,539
AbbVie, Inc., 4.40%, 11/6/42		80,000	98,374
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	259,382
			407,295
Capital Markets — 0.1%
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	100,000	143,114
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	70,929
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		$130,000	144,759
MDGH - GMTN B.V., 3.25%, 4/28/22(5)		57,000	58,991
SURA Asset Management SA, 4.375%, 4/11/27		55,000	62,003
			479,796
Chemicals†
Equate Petrochemical BV, 4.25%, 11/3/26(5)		46,000	50,937
Olin Corp., 5.125%, 9/15/27		70,000	72,713
Tronox Finance plc, 5.75%, 10/1/25(5)		30,000	30,825
			154,475
Consumer Finance — 0.1%
Capital One Financial Corp., 3.80%, 1/31/28		180,000	205,303
Navient Corp., 4.875%, 3/15/28(6)		390,000	387,075
			592,378
Containers and Packaging†
Ball Corp., 5.25%, 7/1/25		35,000	39,805
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(5)		40,000	40,542
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(5)		40,000	42,875
Sealed Air Corp., 5.125%, 12/1/24(5)		105,000	116,266
			239,488
Diversified Financial Services — 0.1%
Allen C Stonecipher Life Insurance Trust, VRDN, 0.15%, 2/4/21 (LOC: Texas Capital Bank and FHLB)		155,000	155,000
Fiore Capital LLC, VRDN, 0.18%, 2/4/21 (LOC: Wells Fargo Bank N.A.)		450,000	450,000
			605,000
Diversified Telecommunication Services — 0.2%
Altice France SA, 7.375%, 5/1/26(5)		140,000	146,608
AT&T, Inc., 4.10%, 2/15/28		30,000	34,789
AT&T, Inc., 3.55%, 9/15/55(5)		33,000	31,648
AT&T, Inc., 3.80%, 12/1/57(5)		146,000	146,210
Hughes Satellite Systems Corp., 5.25%, 8/1/26		100,000	111,193
Level 3 Financing, Inc., 3.625%, 1/15/29(5)		175,000	174,455
Lumen Technologies, Inc., 5.80%, 3/15/22		45,000	47,081
23

	Shares/Principal Amount	Value
Ooredoo International Finance Ltd., 3.75%, 6/22/26(5)	$86,000	$96,105
Telefonica Emisiones SA, 5.46%, 2/16/21	10,000	10,020
Turk Telekomunikasyon AS, 4.875%, 6/19/24(5)	115,000	119,667
Verizon Communications, Inc., 4.40%, 11/1/34	210,000	257,027
		1,174,803
Electric Utilities — 0.1%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	50,000	54,991
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	40,000	46,183
Duke Energy Carolinas LLC, 3.20%, 8/15/49	140,000	152,614
Duke Energy Florida LLC, 3.85%, 11/15/42	40,000	46,608
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	49,442
Exelon Corp., 4.45%, 4/15/46	20,000	24,609
Greenko Investment Co., 4.875%, 8/16/23(5)	57,000	58,342
Israel Electric Corp. Ltd., 6.875%, 6/21/23(5)	57,000	64,553
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	76,193
NRG Energy, Inc., 7.25%, 5/15/26	75,000	78,749
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	20,000	22,865
Talen Energy Supply LLC, 6.50%, 6/1/25	95,000	75,763
		750,912
Energy Equipment and Services†
Precision Drilling Corp., 5.25%, 11/15/24	105,000	96,928
Entertainment†
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	53,866
Equity Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc., 5.375%, 5/15/27	90,000	97,714
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	76,564
Iron Mountain, Inc., 4.875%, 9/15/27(5)	100,000	104,790
Kilroy Realty LP, 3.80%, 1/15/23	60,000	62,945
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	90,000	96,719
		438,732
Food and Staples Retailing†
Kroger Co. (The), 3.875%, 10/15/46	30,000	34,318
Walmart, Inc., 2.55%, 4/11/23	4,000	4,183
		38,501
Food Products — 0.2%
B&G Foods, Inc., 5.25%, 4/1/25	80,000	82,240
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(5)	80,000	82,590
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(5)	90,000	93,987
MHP SE, 7.75%, 5/10/24(5)	71,000	77,764
Minerva Luxembourg SA, 5.875%, 1/19/28(5)	40,000	42,637
Pilgrim's Pride Corp., 5.75%, 3/15/25(5)	280,000	286,678
Post Holdings, Inc., 5.00%, 8/15/26(5)	200,000	206,653
Post Holdings, Inc., 4.625%, 4/15/30(5)	300,000	311,316
		1,183,865
Gas Utilities†
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24	114,000	125,550
Health Care Providers and Services — 0.2%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	70,000	70,377
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(5)	55,000	57,888
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(5)	17,000	18,541
24

		Shares/Principal Amount	Value
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(5)		$42,000	$38,246
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(5)		150,000	161,220
CVS Health Corp., 4.30%, 3/25/28		68,000	79,930
CVS Health Corp., 4.78%, 3/25/38		40,000	49,541
DaVita, Inc., 4.625%, 6/1/30(5)		270,000	283,755
Team Health Holdings, Inc., 6.375%, 2/1/25(5)		45,000	40,725
Tenet Healthcare Corp., 6.75%, 6/15/23		50,000	54,300
Tenet Healthcare Corp., 5.125%, 5/1/25		150,000	152,158
Tenet Healthcare Corp., 6.125%, 10/1/28(5)		350,000	366,226
UnitedHealth Group, Inc., 4.75%, 7/15/45		50,000	67,707
			1,440,614
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(5)		120,000	122,603
Boyd Gaming Corp., 6.375%, 4/1/26		75,000	77,869
Golden Nugget, Inc., 6.75%, 10/15/24(5)		140,000	140,497
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(5)(6)		150,000	148,615
McDonald's Corp., MTN, 4.70%, 12/9/35		20,000	25,619
MGM Resorts International, 6.00%, 3/15/23		135,000	144,281
MGM Resorts International, 4.625%, 9/1/26		39,000	40,731
Penn National Gaming, Inc., 5.625%, 1/15/27(5)		175,000	184,336
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(5)		235,000	242,407
			1,126,958
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		200,000	220,667
Meritage Homes Corp., 5.125%, 6/6/27		190,000	213,940
Toll Brothers Finance Corp., 4.35%, 2/15/28		50,000	55,678
			490,285
Industrial Conglomerates†
General Electric Co., 4.35%, 5/1/50		240,000	277,687
Insurance†
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	100,000	134,897
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(5)		$86,000	94,156
Internet and Direct Marketing Retail†
Alibaba Group Holding Ltd., 2.80%, 6/6/23		200,000	209,408
IT Services†
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24		90,000	99,394
Media — 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(5)		60,000	63,168
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(5)		274,000	281,110
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		50,000	68,485
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50		100,000	113,970
CSC Holdings LLC, 5.875%, 9/15/22		125,000	131,953
CSC Holdings LLC, 5.50%, 5/15/26(5)		50,000	51,923
DISH DBS Corp., 6.75%, 6/1/21		100,000	101,630
DISH DBS Corp., 5.00%, 3/15/23		130,000	134,069
25

	Shares/Principal Amount	Value
Gray Television, Inc., 5.875%, 7/15/26(5)	$175,000	$181,891
Lamar Media Corp., 3.75%, 2/15/28	300,000	304,975
TEGNA, Inc., 5.50%, 9/15/24(5)	54,000	55,030
Ziggo BV, 5.50%, 1/15/27(5)	150,000	156,638
		1,644,842
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(5)	75,000	77,953
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	220,000	225,362
First Quantum Minerals Ltd., 7.25%, 4/1/23	50,000	51,145
First Quantum Minerals Ltd., 6.50%, 3/1/24(5)	140,000	143,208
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	267,541
Nexa Resources SA, 5.375%, 5/4/27	128,000	140,384
Teck Resources Ltd., 6.25%, 7/15/41	130,000	166,229
Vedanta Resources Ltd., 6.125%, 8/9/24(5)	121,000	91,658
		1,163,480
Multi-Utilities†
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(5)	114,000	119,579
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(5)	86,000	90,913
Dominion Energy, Inc., 4.90%, 8/1/41	30,000	38,408
NiSource, Inc., 5.65%, 2/1/45	40,000	56,123
Sempra Energy, 3.25%, 6/15/27	50,000	55,673
		360,696
Oil, Gas and Consumable Fuels — 0.3%
Antero Resources Corp., 5.625%, 6/1/23	35,000	34,650
Antero Resources Corp., 7.625%, 2/1/29(5)	133,000	136,201
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	90,000	89,325
Ecopetrol SA, 5.875%, 5/28/45	185,000	210,141
Energy Transfer Operating LP, 3.60%, 2/1/23	12,000	12,550
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	157,988
Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(5)	79,000	83,693
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(5)	79,000	111,987
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	90,000	117,289
MEG Energy Corp., 7.00%, 3/31/24(5)	60,000	60,897
MEG Energy Corp., 6.50%, 1/15/25(5)	62,000	63,944
MEG Energy Corp., 5.875%, 2/1/29(5)(6)	120,000	119,400
MPLX LP, 4.875%, 6/1/25	140,000	160,794
MPLX LP, 4.50%, 4/15/38	20,000	22,385
MPLX LP, 5.20%, 3/1/47	10,000	11,915
NuStar Logistics LP, 4.75%, 2/1/22	40,000	40,800
Ovintiv, Inc., 6.50%, 2/1/38	30,000	35,791
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	20,570
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	30,353
Petroleos Mexicanos, 6.50%, 3/13/27	80,000	82,940
Petroleos Mexicanos, 5.50%, 6/27/44	60,000	49,047
QEP Resources, Inc., 5.375%, 10/1/22	150,000	155,906
SM Energy Co., 5.00%, 1/15/24	70,000	65,100
Southwestern Energy Co., 6.45%, 1/23/25	150,000	157,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	150,000	151,125
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	94,000	96,665
26

		Shares/Principal Amount	Value
Williams Cos., Inc. (The), 4.55%, 6/24/24		$130,000	$144,970
			2,423,926
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23		45,000	48,234
Pharmaceuticals†
Bausch Health Cos., Inc., 6.125%, 4/15/25(5)		120,000	123,067
Real Estate Management and Development†
Howard Hughes Corp. (The), 4.375%, 2/1/31(5)(6)		212,000	211,954
Road and Rail†
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		30,000	40,331
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		12,000	15,477
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		80,000	99,593
United Rentals North America, Inc., 5.50%, 5/15/27		50,000	53,525
			208,926
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.35%, 4/15/50		50,000	56,177
PetSmart, Inc., 5.875%, 6/1/25(5)		60,000	61,912
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		110,000	111,720
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		135,000	136,842
			366,651
Technology Hardware, Storage and Peripherals†
Dell International LLC / EMC Corp., 7.125%, 6/15/24(5)		195,000	202,722
Western Digital Corp., 4.75%, 2/15/26		80,000	88,634
			291,356
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(5)		90,000	95,155
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(5)		100,000	101,402
Transportation Infrastructure†
Rumo Luxembourg Sarl, 7.375%, 2/9/24		100,000	103,850
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(5)		130,000	138,645
Millicom International Cellular SA, 5.125%, 1/15/28(5)		143,000	151,285
Sprint Corp., 7.25%, 9/15/21		80,000	82,740
Sprint Corp., 7.875%, 9/15/23		70,000	80,937
Sprint Corp., 7.125%, 6/15/24		315,000	367,699
T-Mobile USA, Inc., 4.75%, 2/1/28		125,000	133,669
T-Mobile USA, Inc., 2.625%, 2/15/29		184,000	184,898
			1,139,873
TOTAL CORPORATE BONDS (Cost $21,529,746)			22,667,274
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.5%
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	305,000	252,897
Australia Government Bond, 3.00%, 3/21/47	AUD	420,000	382,396
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	96,459
			731,752
Austria†
Republic of Austria Government Bond, 3.40%, 11/22/22(5)	EUR	69,000	89,984
Republic of Austria Government Bond, 0.75%, 10/20/26(5)	EUR	41,000	53,703
27

		Shares/Principal Amount	Value
Republic of Austria Government Bond, 4.15%, 3/15/37(5)	EUR	29,000	$59,767
			203,454
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(5)	EUR	27,000	59,002
Canada — 0.1%
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	179,000	143,864
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	201,000	172,612
Province of Quebec Canada, 3.00%, 9/1/23	CAD	215,000	179,909
Province of Quebec Canada, 5.75%, 12/1/36	CAD	108,000	128,636
Province of Quebec Canada, 3.50%, 12/1/48	CAD	20,000	19,731
			644,752
China — 1.4%
China Government Bond, 2.64%, 8/13/22	CNY	63,500,000	9,814,633
China Government Bond, 3.25%, 6/6/26	CNY	400,000	62,703
China Government Bond, 3.29%, 5/23/29	CNY	300,000	46,836
China Government Bond, 3.39%, 3/16/50	CNY	5,090,000	735,824
			10,659,996
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$100,000	101,730
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	610,000	30,513
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	245,000	42,753
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	18,984
			61,737
Finland — 0.2%
Finland Government Bond, 4.00%, 7/4/25(5)	EUR	58,000	85,264
Finland Government Bond, 0.125%, 4/15/36(5)	EUR	1,000,000	1,255,670
			1,340,934
Indonesia†
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	2,000,000,000	161,568
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	74,000	101,301
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	45,291
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	296,414
			341,705
Japan — 0.4%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	60,800,000	769,332
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	29,700,000	367,933
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	21,750,000	247,490
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	131,900,000	1,422,529
			2,807,284
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	250,000	66,923
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	2,290,000	115,093
Mexico Government International Bond, 4.15%, 3/28/27		$200,000	229,127
			344,220
28

		Shares/Principal Amount	Value
Namibia†
Namibia International Bonds, 5.25%, 10/29/25		$200,000	$215,497
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(5)(7)	EUR	65,000	79,382
Netherlands Government Bond, 0.50%, 7/15/26(5)	EUR	100,000	129,245
Netherlands Government Bond, 2.75%, 1/15/47(5)	EUR	27,000	57,406
			266,033
Norway†
Norway Government Bond, 2.00%, 5/24/23(5)	NOK	85,000	10,295
Norway Government Bond, 1.75%, 2/17/27(5)	NOK	510,000	62,934
			73,229
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	91,458
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	215,000	63,960
Republic of Poland Government International Bond, 5.125%, 4/21/21		$70,000	70,783
			134,743
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	1,400,000	19,654
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	90,000	70,768
Switzerland†
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	147,000	182,292
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	3,000	4,818
			187,110
Thailand†
Thailand Government Bond, 3.625%, 6/16/23	THB	1,150,000	41,282
Thailand Government Bond, 3.85%, 12/12/25	THB	3,200,000	123,029
			164,311
Turkey†
Turkey Government International Bond, 6.875%, 3/17/36		$200,000	214,102
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	36,713
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $17,832,167)			19,130,489
COLLATERALIZED LOAN OBLIGATIONS — 0.9%
Ares LVI CLO Ltd., Series 2020-56A, Class C, VRN, 2.61%, (3-month LIBOR plus 2.40%), 10/25/31(5)		325,000	325,995
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 1.77%, (3-month LIBOR plus 1.55%), 5/15/30(5)		300,000	302,056
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 1.82%, (3-month LIBOR plus 1.60%), 4/17/33(5)		375,000	371,950
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.67%, (3-month LIBOR plus 1.45%), 4/20/31(5)		300,000	291,126
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.62%, (3-month LIBOR plus 1.40%), 4/17/31(5)		325,000	325,878
Dryden 50 Senior Loan Fund, Series 2017-50A, Class A1, VRN, 1.46%, (3-month LIBOR plus 1.22%), 7/15/30(5)		250,000	250,861
Dryden 72 CLO Ltd., Series 2019-72A, Class C, VRN, 2.87%, (3-month LIBOR plus 2.65%), 5/15/32(5)		275,000	277,837
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.29%, (3-month LIBOR plus 2.05%), 4/15/33(5)		200,000	199,910
29

	Shares/Principal Amount	Value
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.39%, (3-month LIBOR plus 3.15%), 4/15/33(5)	$100,000	$100,770
Elmwood CLO V Ltd., Series 2020-2A, Class C, VRN, 2.97%, (3-month LIBOR plus 2.75%), 7/24/31(5)	375,000	379,784
Elmwood CLO VII Ltd., Series 2020-4A, Class C, VRN, 2.40%, (3-month LIBOR plus 2.25%), 1/17/34(5)	200,000	200,835
Flatiron CLO 20 Ltd., Series 2020-1A, Class C, VRN, 2.70%, (3-month LIBOR plus 2.45%), 11/20/33(5)	250,000	251,012
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 1.52%, (3-month LIBOR plus 1.30%), 10/20/32(5)	325,000	327,056
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.34%, (3-month LIBOR plus 1.12%), 7/20/31(5)	175,000	175,802
Kayne CLO 9 Ltd., Series 2020-9A, Class C, VRN, 2.84%, (3-month LIBOR plus 2.60%), 1/15/34(5)	250,000	252,080
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.82%, (3-month LIBOR plus 1.60%), 7/20/31(5)	300,000	296,305
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 1.84%, (3-month LIBOR plus 1.60%), 1/15/33(5)	250,000	251,374
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.74%, (3-month LIBOR plus 1.50%), 4/15/31(5)	300,000	299,285
Magnetite XIV-R Ltd., Series 2015-14RA, Class B, VRN, 1.82%, (3-month LIBOR plus 1.60%), 10/18/31(5)	250,000	247,796
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 2.35%, (3-month LIBOR plus 2.10%), 1/25/32(5)	300,000	302,336
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class C1, VRN, 2.82%, (3-month LIBOR plus 2.60%), 1/20/33(5)	200,000	203,271
OHA Credit Funding 7 Ltd., Series 2020-7A, Class B, VRN, 1.92%, (3-month LIBOR plus 1.70%), 10/19/32(5)	250,000	251,880
Parallel Ltd., Series 2020-1A, Class A1, VRN, 2.05%, (3-month LIBOR plus 1.83%), 7/20/31(5)	275,000	277,024
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.69%, (3-month LIBOR plus 2.45%), 10/15/32(5)	250,000	251,466
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.60%, (3-month LIBOR plus 2.35%), 1/20/32(5)	250,000	250,793
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.92%, (3-month LIBOR plus 1.70%), 4/18/33(5)	500,000	504,146
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,123,184)		7,168,628
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 2.94%, (12-month LIBOR plus 1.87%), 7/1/36	15,695	16,607
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.14%), 10/1/36	21,110	22,394
FHLMC, VRN, 3.13%, (1-year H15T1Y plus 2.26%), 4/1/37	26,483	28,064
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.76%), 9/1/40	9,763	10,192
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	8,265	8,710
FHLMC, VRN, 3.04%, (12-month LIBOR plus 1.86%), 7/1/41	19,372	20,457
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	4,328	4,441
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	111	112
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.65%), 6/1/43	2,630	2,646
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	27,812	29,018
30

	Shares/Principal Amount	Value
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	$19,028	$19,856
FNMA, VRN, 1.87%, (6-month LIBOR plus 1.54%), 9/1/35	7,246	7,552
FNMA, VRN, 2.65%, (1-year H15T1Y plus 2.16%), 3/1/38	23,523	24,845
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	4,215	4,380
FNMA, VRN, 2.28%, (12-month LIBOR plus 1.85%), 3/1/40	5,856	6,146
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.77%), 10/1/40	8,838	9,211
		214,631
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.6%
FHLMC, 7.00%, 8/1/29	359	401
FHLMC, 8.00%, 7/1/30	2,296	2,792
FHLMC, 5.50%, 12/1/33	20,713	23,801
FHLMC, 6.00%, 11/1/38	94,845	112,155
FNMA, 7.00%, 6/1/26	140	155
FNMA, 7.00%, 1/1/29	2,898	3,107
FNMA, 6.50%, 4/1/29	4,385	4,969
FNMA, 6.50%, 8/1/29	2,071	2,373
FNMA, 6.50%, 12/1/29	6,064	6,820
FNMA, 7.00%, 3/1/30	1,230	1,361
FNMA, 7.50%, 9/1/30	895	1,054
FNMA, 5.00%, 7/1/31	2,544	2,883
FNMA, 7.00%, 9/1/31	3,674	3,905
FNMA, 6.50%, 1/1/32	1,142	1,284
FNMA, 6.50%, 8/1/32	2,365	2,711
FNMA, 6.50%, 11/1/32	23,890	27,962
FNMA, 5.50%, 6/1/33	8,350	9,715
FNMA, 5.50%, 8/1/33	14,500	16,906
FNMA, 5.00%, 11/1/33	91,812	106,137
FNMA, 3.50%, 3/1/34	48,547	52,386
FNMA, 5.00%, 2/1/36	66,416	77,143
FNMA, 5.50%, 1/1/37	49,791	58,180
FNMA, 6.50%, 8/1/37	15,477	17,964
FNMA, 5.00%, 4/1/40	165,287	192,115
FNMA, 6.50%, 8/1/47	5,634	6,118
FNMA, 6.50%, 9/1/47	11,366	12,301
FNMA, 6.50%, 9/1/47	548	594
FNMA, 6.50%, 9/1/47	6,000	6,489
GNMA, 7.50%, 10/15/25	704	715
GNMA, 6.00%, 3/15/26	2,237	2,511
GNMA, 7.00%, 12/15/27	2,259	2,269
GNMA, 7.00%, 5/15/31	6,500	7,716
GNMA, 5.50%, 11/15/32	12,771	14,747
GNMA, 6.50%, 10/15/38	177,680	208,417
GNMA, 4.50%, 5/20/41	135,769	152,147
GNMA, 4.50%, 6/15/41	181,466	207,271
GNMA, 3.50%, 4/20/45	36,957	39,631
GNMA, 2.50%, 2/20/47	23,317	24,735
UMBS, 2.50%, TBA	3,275,000	3,451,159
		4,865,099
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $4,914,656)		5,079,730
31

	Shares/Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Private Sponsor Collateralized Mortgage Obligations — 0.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	$6,645	$6,914
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.79%, 3/25/35	12,804	13,280
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.60%, 6/25/34	43,179	43,798
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.10%, 11/25/34	14,579	14,540
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.22%, 8/25/34	36,664	37,294
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.78%, (1-month LIBOR plus 3.65%), 2/25/40(5)	150,000	155,949
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.42%, 10/25/34	29,510	30,291
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.84%, 6/25/34	14,802	14,715
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.88%, 5/25/34	31,985	31,263
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.87%, 1/25/35	26,815	27,215
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(5)	27,712	28,133
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.17%, 11/21/34	59,411	61,546
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.32%, 11/25/35	29,572	29,320
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.96%, 2/25/35	20,946	22,085
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.96%, 2/25/35	8,378	8,865
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(5)	60,799	61,056
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(5)	30,257	31,130
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.47%, 7/25/34	17,629	18,059
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	15,881	16,552
		652,005
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.38%, (1-month LIBOR plus 4.25%), 11/25/23	176,885	178,605
FHLMC, Series 2014-DN2, Class M3, VRN, 3.73%, (1-month LIBOR plus 3.60%), 4/25/24	153,672	153,872
FHLMC, Series 2014-HQ2, Class M3, VRN, 3.88%, (1-month LIBOR plus 3.75%), 9/25/24	542,099	560,715
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.13%, (1-month LIBOR plus 5.00%), 12/25/28	318,196	335,526
FHLMC, Series 2016-HQA3, Class M2, VRN, 1.48%, (1-month LIBOR plus 1.35%), 3/25/29	4,808	4,817
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.03%, (1-month LIBOR plus 3.90%), 4/25/29	726,654	756,159
FNMA, Series 2014-C02, Class 1M2, VRN, 2.73%, (1-month LIBOR plus 2.60%), 5/25/24	135,032	133,438
FNMA, Series 2014-C02, Class 2M2, VRN, 2.73%, (1-month LIBOR plus 2.60%), 5/25/24	289,682	293,797
32

	Shares/Principal Amount	Value
FNMA, Series 2015-C03, Class 1M2, VRN, 5.13%, (1-month LIBOR plus 5.00%), 7/25/25	$336,679	$346,632
FNMA, Series 2015-C04, Class 1M2, VRN, 5.83%, (1-month LIBOR plus 5.70%), 4/25/28	124,307	132,577
FNMA, Series 2016-C03, Class 2M2, VRN, 6.03%, (1-month LIBOR plus 5.90%), 10/25/28	68,660	72,537
FNMA, Series 2017-C03, Class 1M2, VRN, 3.13%, (1-month LIBOR plus 3.00%), 10/25/29	68,001	69,627
FNMA, Series 2017-C06, Class 2M2, VRN, 2.93%, (1-month LIBOR plus 2.80%), 2/25/30	61,897	62,985
FNMA, Series 2017-C07, Class 1M2, VRN, 2.53%, (1-month LIBOR plus 2.40%), 5/25/30	456,342	460,984
		3,562,271
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,978,262)		4,214,276
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	100,000	154,802
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	21,274
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	14,317
Michigan Finance Authority Rev., 4.00%, 8/20/21 (LOC: JPMorgan Chase Bank N.A.)	800,000	817,240
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	40,000	66,968
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	48,909
New York City GO, 6.27%, 12/1/37	5,000	7,512
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	97,957
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	48,790
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	125,443
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	140,000	201,992
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	13,933
State of California GO, 4.60%, 4/1/38	30,000	35,718
State of California GO, 7.55%, 4/1/39	20,000	34,721
State of California GO, 7.30%, 10/1/39	25,000	40,785
State of California GO, 7.60%, 11/1/40	40,000	71,590
State of New York Mortgage Agency Rev., VRDN, 0.02%, 2/1/21 (SBBPA: Barclays Bank plc)	680,000	680,000
State of Texas Rev., 4.00%, 8/26/21	1,180,000	1,206,467
State of Washington GO, 5.14%, 8/1/40	20,000	28,662
TOTAL MUNICIPAL SECURITIES (Cost $3,419,797)		3,717,080
ASSET-BACKED SECURITIES — 0.4%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(5)	65,262	67,047
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 9/17/25(5)	300,000	304,078
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(5)	900,000	921,115
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(5)	337,311	352,489
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(5)	21,183	21,352
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(5)	72,691	74,612
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(5)	100,000	100,644
33

	Shares/Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(5)	$193,451	$201,463
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(5)	132,583	138,619
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(5)	282,603	300,641
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	41,865	42,813
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(5)	262,589	264,264
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(5)	86,693	88,722
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(5)	213,347	224,365
TOTAL ASSET-BACKED SECURITIES (Cost $2,995,840)		3,102,224
COMMERCIAL PAPER(8) — 0.4%
Ridgefield Funding Co. LLC, 0.23%, 4/6/21(5)	1,100,000	1,099,732
Royal Bank of Canada (New York), VRN, 0.22%, (3-month LIBOR plus 0.01%), 1/27/22	1,270,000	1,270,187
Toronto-Dominion Bank (The), 0.20%, 3/12/21(5)	500,000	499,936
TOTAL COMMERCIAL PAPER (Cost $2,869,442)		2,869,855
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI EAFE Value ETF	9,887	463,997
iShares Russell Mid-Cap Value ETF	16,842	1,629,126
SPDR S&P 500 ETF Trust	1,924	712,015
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,460,290)		2,805,138
PREFERRED STOCKS — 0.1%
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 3.00%	300,000	374,155
Electric Utilities†
Enel SpA, 2.25%	100,000	127,265
Insurance†
Assicurazioni Generali SpA, MTN, 4.60%	100,000	133,490
Intesa Sanpaolo Vita SpA, 4.75%	100,000	131,409
		264,899
Oil, Gas and Consumable Fuels†
Eni SpA, 3.375%	100,000	129,031
TOTAL PREFERRED STOCKS (Cost $830,207)		895,350
TEMPORARY CASH INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $18,486,923)	18,486,923	18,486,923
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(9) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $518,219)	518,219	518,219
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $624,536,637)		781,345,394
OTHER ASSETS AND LIABILITIES — (0.5)%		(3,954,064)
TOTAL NET ASSETS — 100.0%		$777,391,330
34

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,071,646	AUD	1,453,383	UBS AG	3/17/21	$(39,376)
BRL	1,861,768	USD	355,611	Goldman Sachs & Co.	3/17/21	(15,743)
USD	358,087	BRL	1,861,768	Goldman Sachs & Co.	3/17/21	18,219
CAD	10,101	USD	7,973	Morgan Stanley	3/31/21	(72)
CAD	30,680	USD	24,177	Morgan Stanley	3/31/21	(181)
CAD	12,601	USD	9,973	Morgan Stanley	3/31/21	(118)
CAD	96,433	USD	76,466	Morgan Stanley	3/31/21	(1,044)
CAD	18,844	USD	14,816	Morgan Stanley	3/31/21	(78)
CAD	12,073	USD	9,386	Morgan Stanley	3/31/21	57
CAD	31,388	USD	24,588	Morgan Stanley	3/31/21	(39)
USD	433,970	CAD	561,802	Morgan Stanley	3/17/21	(5,418)
USD	480,767	CAD	612,401	Morgan Stanley	3/31/21	1,794
USD	344,510	CAD	438,837	Morgan Stanley	3/31/21	1,286
USD	13,022	CAD	16,455	Morgan Stanley	3/31/21	152
USD	9,646	CAD	12,267	Morgan Stanley	3/31/21	52
USD	8,657	CAD	10,989	Morgan Stanley	3/31/21	62
USD	10,459	CAD	13,281	Morgan Stanley	3/31/21	72
USD	192,087	CHF	172,448	Morgan Stanley	3/17/21	(1,754)
USD	351,203	CHF	311,545	UBS AG	3/17/21	1,009
USD	10,433,871	CNY	68,962,673	Goldman Sachs & Co.	3/17/21	(222,436)
USD	53,018	CNY	348,540	Goldman Sachs & Co.	3/17/21	(839)
USD	47,866	CNY	311,451	Goldman Sachs & Co.	3/17/21	(260)
COP	903,617,224	USD	252,389	Goldman Sachs & Co.	3/17/21	401
COP	641,611,210	USD	176,412	Goldman Sachs & Co.	3/17/21	3,081
USD	253,924	COP	903,691,900	Goldman Sachs & Co.	3/17/21	1,113
USD	213,445	CZK	4,651,374	UBS AG	3/17/21	(3,467)
USD	73,551	DKK	452,912	Goldman Sachs & Co.	3/17/21	(409)
EUR	189,558	USD	230,774	JPMorgan Chase Bank N.A.	2/17/21	(662)
EUR	36,761	USD	44,846	Credit Suisse AG	3/31/21	(177)
EUR	36,402	USD	44,682	Credit Suisse AG	3/31/21	(450)
EUR	10,274	USD	12,470	Credit Suisse AG	3/31/21	14
EUR	32,842	USD	39,940	Credit Suisse AG	3/31/21	(33)
EUR	32,104	USD	38,945	Credit Suisse AG	3/31/21	64
EUR	10,720	USD	13,005	Credit Suisse AG	3/31/21	21
EUR	15,991	USD	19,430	Credit Suisse AG	3/31/21	1
USD	5,082,056	EUR	4,183,795	JPMorgan Chase Bank N.A.	2/17/21	3,168
USD	1,339,665	EUR	1,091,021	Credit Suisse AG	3/31/21	13,964
USD	419,417	EUR	341,572	Credit Suisse AG	3/31/21	4,372
USD	12,183	EUR	9,961	Credit Suisse AG	3/31/21	79
USD	32,147	EUR	26,182	Credit Suisse AG	3/31/21	333
USD	14,028	EUR	11,390	Credit Suisse AG	3/31/21	188
USD	39,219	EUR	32,312	Credit Suisse AG	3/31/21	(43)
USD	18,819	EUR	15,455	Credit Suisse AG	3/31/21	39
USD	18,935	EUR	15,544	Credit Suisse AG	3/31/21	47
USD	43,108	EUR	34,978	Credit Suisse AG	3/31/21	607
USD	58,108	EUR	47,681	Credit Suisse AG	3/31/21	172
USD	10,670	EUR	8,755	Credit Suisse AG	3/31/21	32
USD	33,832	EUR	27,962	Credit Suisse AG	3/31/21	(144)
GBP	20,000	USD	26,788	Bank of America N.A.	3/17/21	621
GBP	30,250	USD	40,422	JPMorgan Chase Bank N.A.	3/31/21	1,039
35

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	35,449	USD	48,124	JPMorgan Chase Bank N.A.	3/31/21	$462
GBP	59,524	USD	81,797	JPMorgan Chase Bank N.A.	3/31/21	(214)
USD	471,476	GBP	352,619	Bank of America N.A.	3/17/21	(11,777)
USD	175,968	GBP	129,379	Bank of America N.A.	3/17/21	(1,341)
USD	1,619,848	GBP	1,202,915	JPMorgan Chase Bank N.A.	3/31/21	(28,854)
USD	59,632	GBP	43,793	JPMorgan Chase Bank N.A.	3/31/21	(391)
USD	43,259	GBP	31,723	JPMorgan Chase Bank N.A.	3/31/21	(221)
USD	68,860	GBP	50,742	JPMorgan Chase Bank N.A.	3/31/21	(686)
USD	158,967	IDR	2,263,370,804	Goldman Sachs & Co.	3/17/21	(1,534)
ILS	547,177	USD	167,877	UBS AG	3/17/21	(1,102)
USD	206,465	ILS	678,076	UBS AG	3/17/21	(207)
USD	248,355	ILS	804,422	UBS AG	3/17/21	3,174
JPY	38,530,089	USD	371,350	Bank of America N.A.	2/17/21	(3,455)
JPY	1,981,530	USD	19,224	Bank of America N.A.	3/31/21	(295)
JPY	2,933,190	USD	28,397	Bank of America N.A.	3/31/21	(377)
JPY	2,441,880	USD	23,593	Bank of America N.A.	3/31/21	(267)
JPY	1,373,684	USD	13,336	Bank of America N.A.	3/31/21	(214)
JPY	3,052,350	USD	29,691	Bank of America N.A.	3/31/21	(533)
JPY	2,548,980	USD	24,554	Bank of America N.A.	3/31/21	(204)
JPY	1,949,220	USD	18,689	Bank of America N.A.	3/31/21	(69)
USD	2,868,437	JPY	297,685,187	Bank of America N.A.	2/17/21	26,064
USD	784,005	JPY	81,309,150	Bank of America N.A.	3/31/21	7,284
USD	344,805	JPY	35,759,758	Bank of America N.A.	3/31/21	3,203
USD	33,065	JPY	3,405,780	Bank of America N.A.	3/31/21	531
USD	11,536	JPY	1,196,794	Bank of America N.A.	3/31/21	103
USD	38,740	JPY	4,016,250	Bank of America N.A.	3/31/21	374
USD	54,939	KRW	60,483,265	Goldman Sachs & Co.	3/17/21	855
USD	124,905	KRW	138,326,007	Goldman Sachs & Co.	3/17/21	1,214
KZT	60,927,902	USD	140,177	Goldman Sachs & Co.	3/17/21	2,608
MXN	10,242,228	USD	504,265	UBS AG	3/17/21	(6,898)
MXN	3,722,985	USD	183,344	UBS AG	3/17/21	(2,554)
USD	328,067	MXN	6,540,665	UBS AG	3/17/21	10,449
MYR	213,938	USD	52,387	Goldman Sachs & Co.	3/17/21	314
USD	120,473	MYR	489,663	Goldman Sachs & Co.	3/17/21	(149)
NOK	1,885,403	USD	219,624	Goldman Sachs & Co.	3/17/21	480
NOK	85,644	USD	10,185	Goldman Sachs & Co.	3/31/21	(188)
USD	286,088	NOK	2,526,210	Goldman Sachs & Co.	3/17/21	(8,824)
USD	383,013	NOK	3,329,108	Goldman Sachs & Co.	3/31/21	(5,606)
USD	10,650	NOK	91,144	Goldman Sachs & Co.	3/31/21	11
NZD	489,115	USD	345,611	UBS AG	3/17/21	5,870
PEN	1,134,446	USD	314,477	Goldman Sachs & Co.	3/17/21	(2,608)
PEN	637,612	USD	178,029	Goldman Sachs & Co.	3/17/21	(2,744)
PEN	1,258,166	USD	350,542	Goldman Sachs & Co.	3/17/21	(4,661)
PEN	689,672	USD	191,151	Goldman Sachs & Co.	3/17/21	(1,554)
USD	471,207	PHP	22,711,494	UBS AG	3/17/21	(531)
USD	66,844	PLN	247,112	UBS AG	3/17/21	470
USD	19,937	RUB	1,522,957	Goldman Sachs & Co.	3/17/21	(111)
SEK	1,461,854	USD	172,198	Goldman Sachs & Co.	3/17/21	2,824
USD	70,267	SGD	94,171	Bank of America N.A.	3/17/21	(621)
USD	164,215	THB	4,968,129	Goldman Sachs & Co.	3/17/21	(1,755)
TRY	2,732,467	USD	334,779	UBS AG	3/17/21	31,961
36

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	13,732,683	USD	490,038	UBS AG	3/17/21	$2,487
						$(230,491)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Korean Treasury 10-Year Bonds	3	March 2021	$347,497	$(2,714)
U.K. Gilt 10-Year Bonds	6	March 2021	1,102,176	(996)
U.S. Treasury 10-Year Ultra Notes	10	March 2021	1,538,281	(22,523)
U.S. Treasury 2-Year Notes	60	March 2021	13,258,594	5,524
			$16,246,548	$(20,709)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	57	March 2021	$7,810,781	$5,043

^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Sell	5.00%	6/20/24	$3,920,450	$178,183	$163,131	$341,314
Markit CDX North America High Yield Index Series 35	Sell	5.00%	12/20/25	$20,367,000	1,807,230	(36,420)	1,770,810
					$1,985,413	$126,711	$2,112,124

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.
37

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	NOK	-	Norwegian Krone
AUD	-	Australian Dollar	NZD	-	New Zealand Dollar
BRL	-	Brazilian Real	PEN	-	Peruvian Sol
CAD	-	Canadian Dollar	PHP	-	Philippine Peso
CDX	-	Credit Derivatives Indexes	PLN	-	Polish Zloty
CHF	-	Swiss Franc	RUB	-	Russian Ruble
CNY	-	Chinese Yuan	SBBPA	-	Standby Bond Purchase Agreement
COP	-	Colombian Peso	SEK	-	Swedish Krona
CVA	-	Certificaten Van Aandelen	SEQ	-	Sequential Payer
CZK	-	Czech Koruna	SGD	-	Singapore Dollar
DKK	-	Danish Krone	TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association	THB	-	Thai Baht
GBP	-	British Pound	TRY	-	Turkish Lira
GNMA	-	Government National Mortgage Association	TWD	-	Taiwanese Dollar
GO	-	General Obligation	UMBS	-	Uniform Mortgage-Backed Securities
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index	USD	-	United States Dollar
IDR	-	Indonesian Rupiah	VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit			feature is disclosed.
MTN	-	Medium Term Note	VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit

†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,751,399. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,579,851.
(5)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $22,125,682, which represented 2.8% of total net assets.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(7)Security is a zero-coupon bond.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,862,030, which includes securities collateral of $1,343,811.

See Notes to Financial Statements.
38

Statement of Assets and Liabilities

JANUARY 31, 2021 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $310,544,887) — including $1,751,399 of securities on loan	$393,910,231
Investment securities - affiliated, at value (cost of $313,473,531)	386,916,944
Investment made with cash collateral received for securities on loan, at value (cost of $518,219)	518,219
Total investment securities, at value (cost of $624,536,637)	781,345,394
Foreign currency holdings, at value (cost of $2,160)	2,140
Foreign deposits with broker for futures contracts, at value (cost of $36,463)	38,097
Receivable for investments sold	5,187,055
Receivable for capital shares sold	475,993
Receivable for variation margin on futures contracts	6,968
Unrealized appreciation on forward foreign currency exchange contracts	152,797
Dividends and interest receivable	1,049,357
Securities lending receivable	2,287
Other assets	28,458
788,288,546

Liabilities
Disbursements in excess of demand deposit cash	101,897
Payable for collateral received for securities on loan	518,219
Payable for investments purchased	9,074,543
Payable for capital shares redeemed	359,999
Payable for variation margin on futures contracts	5,108
Payable for variation margin on swap agreements	16,114
Unrealized depreciation on forward foreign currency exchange contracts	383,288
Accrued management fees	369,120
Distribution and service fees payable	67,808
Accrued foreign taxes	1,120
10,897,216

Net Assets	$777,391,330

Net Assets Consist of:
Capital (par value and paid-in surplus)	$607,019,514
Distributable earnings	170,371,816
$777,391,330

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$287,855,816	35,538,087	$8.10
I Class, $0.01 Par Value	$48,944,976	6,098,508	$8.03
A Class, $0.01 Par Value	$160,989,461	19,655,807	$8.19*
C Class, $0.01 Par Value	$26,287,432	3,313,635	$7.93
R Class, $0.01 Par Value	$17,076,767	2,086,434	$8.18
R5 Class, $0.01 Par Value	$12,397	1,544	$8.03
R6 Class, $0.01 Par Value	$236,224,481	29,542,759	$8.00
*Maximum offering price $8.69 (net asset value divided by 0.9425).

See Notes to Financial Statements.
39

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Income distributions from affiliated funds	$2,708,266
Dividends (net of foreign taxes withheld of $36,397)	1,857,228
Interest (net of foreign taxes withheld of $790)	1,433,972
Securities lending, net	15,479
6,014,945

Expenses:
Management fees	3,919,187
Distribution and service fees:
A Class	194,578
C Class	150,729
R Class	43,141
Directors' fees and expenses	11,448
Other expenses	8,393
4,327,476
Fees waived(1)	(1,850,084)
2,477,392

Net investment income (loss)	3,537,553

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $7,944,870 from affiliated funds)	30,353,907
Forward foreign currency exchange contract transactions	(750,202)
Futures contract transactions	46,878
Swap agreement transactions	(31,114)
Foreign currency translation transactions	(13,854)
Capital gain distributions received from affiliated funds	64,661
29,670,276

Change in net unrealized appreciation (depreciation) on:
Investments (including $57,520,766 from affiliated funds and (increase) decrease in accrued foreign taxes of $(521))	77,346,283
Forward foreign currency exchange contracts	61,406
Futures contracts	(18,361)
Swap agreements	177,663
Translation of assets and liabilities in foreign currencies	7,775
77,574,766

Net realized and unrealized gain (loss)	107,245,042

Net Increase (Decrease) in Net Assets Resulting from Operations	$110,782,595

(1)Amount consists of $679,838, $121,189, $379,176, $73,435, $42,035, $28, $554,383 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
40

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED) AND YEAR ENDED JULY 31, 2020
Increase (Decrease) in Net Assets	January 31, 2021	July 31, 2020
Operations
Net investment income (loss)	$3,537,553	$7,535,867
Net realized gain (loss)	29,670,276	109,420,406
Change in net unrealized appreciation (depreciation)	77,574,766	(58,794,425)
Net increase (decrease) in net assets resulting from operations	110,782,595	58,161,848

Distributions to Shareholders
From earnings:
Investor Class	(17,917,667)	(39,330,667)
I Class	(3,556,580)	(7,242,449)
A Class	(9,386,645)	(20,887,372)
C Class	(1,759,444)	(4,378,225)
R Class	(967,727)	(2,438,972)
R5 Class	(777)	(1,169)
R6 Class	(15,520,125)	(29,024,821)
Decrease in net assets from distributions	(49,108,965)	(103,303,675)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(93,102)	(15,707,169)

Net increase (decrease) in net assets	61,580,528	(60,848,996)

Net Assets
Beginning of period	715,810,802	776,659,798
End of period	$777,391,330	$715,810,802

See Notes to Financial Statements.
41

Notes to Financial Statements

JANUARY 31, 2021 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Aggressive Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

42

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

43

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

44

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$518,219	—	—	—	$518,219
Gross amount of recognized liabilities for securities lending transactions					$518,219
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended January 31, 2021, the investment advisor agreed to waive an additional 0.33% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2021 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.90% to 1.15%	1.15%	0.66%
I Class	0.70% to 0.95%	0.95%	0.46%
A Class	0.90% to 1.15%	1.15%	0.66%
C Class	0.90% to 1.15%	1.15%	0.66%
R Class	0.90% to 1.15%	1.15%	0.66%
R5 Class	0.70% to 0.95%	0.95%	0.46%
R6 Class	0.55% to 0.80%	0.80%	0.31%

45

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2021 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $828,902 and $176,675, respectively. The effect of interfund transactions on the Statement of Operations was $67,954 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2021 totaled $153,458,202, of which $45,915,898 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2021 totaled $197,701,423, of which $40,994,377 represented U.S. Treasury and Government Agency obligations.

46

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	600,000,000		600,000,000
Sold	1,283,857	$10,289,975	2,677,423	$19,251,738
Issued in reinvestment of distributions	2,162,944	17,450,952	5,236,240	38,015,100
Redeemed	(3,198,717)	(25,581,322)	(10,625,986)	(76,896,330)
	248,084	2,159,605	(2,712,323)	(19,629,492)
I Class/Shares Authorized	150,000,000		150,000,000
Sold	1,020,070	8,188,348	980,380	7,018,382
Issued in reinvestment of distributions	440,091	3,520,729	995,634	7,168,568
Redeemed	(1,595,871)	(12,717,984)	(2,409,462)	(17,295,574)
	(135,710)	(1,008,907)	(433,448)	(3,108,624)
A Class/Shares Authorized	375,000,000		375,000,000
Sold	1,379,841	11,308,960	2,238,185	16,347,885
Issued in reinvestment of distributions	1,114,860	9,108,015	2,745,550	20,152,338
Redeemed	(2,499,037)	(20,299,300)	(6,500,804)	(48,442,961)
	(4,336)	117,675	(1,517,069)	(11,942,738)
C Class/Shares Authorized	90,000,000		90,000,000
Sold	143,836	1,117,715	366,218	2,540,491
Issued in reinvestment of distributions	221,888	1,757,356	601,653	4,301,818
Redeemed	(1,086,838)	(8,654,201)	(1,656,116)	(11,800,971)
	(721,114)	(5,779,130)	(688,245)	(4,958,662)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	126,976	1,026,950	326,132	2,369,914
Issued in reinvestment of distributions	117,211	956,064	327,567	2,404,343
Redeemed	(336,241)	(2,786,275)	(720,049)	(5,070,340)
	(92,054)	(803,261)	(66,350)	(296,083)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	118	932	273	1,931
Issued in reinvestment of distributions	97	777	162	1,169
Redeemed	(49)	(391)	(18)	(144)
	166	1,318	417	2,956
R6 Class/Shares Authorized	90,000,000		90,000,000
Sold	1,197,098	9,472,009	4,002,821	28,609,326
Issued in reinvestment of distributions	1,947,318	15,520,125	4,048,092	29,024,821
Redeemed	(2,491,727)	(19,772,536)	(4,729,221)	(33,408,673)
	652,689	5,219,598	3,321,692	24,225,474
Net increase (decrease)	(52,275)	$(93,102)	(2,095,326)	$(15,707,169)
47

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$386,916,944	—	—
Common Stocks	192,278,198	$57,089,373	—
U.S. Treasury Securities	—	54,405,693	—
Corporate Bonds	—	22,667,274	—
Sovereign Governments and Agencies	—	19,130,489	—
Collateralized Loan Obligations	—	7,168,628	—
U.S. Government Agency Mortgage-Backed Securities	—	5,079,730	—
Collateralized Mortgage Obligations	—	4,214,276	—
Municipal Securities	—	3,717,080	—
Asset-Backed Securities	—	3,102,224	—
Commercial Paper	—	2,869,855	—
Exchange-Traded Funds	2,805,138	—	—
Preferred Stocks	—	895,350	—
Temporary Cash Investments	18,486,923	—	—
Temporary Cash Investments - Securities Lending Collateral	518,219	—	—
	$601,005,422	$180,339,972	—
Other Financial Instruments
Futures Contracts	$10,567	—	—
Swap Agreements	—	$2,112,124	—
Forward Foreign Currency Exchange Contracts	—	152,797	—
	$10,567	$2,264,921	—

Liabilities
Other Financial Instruments
Futures Contracts	$22,523	$3,710	—
Forward Foreign Currency Exchange Contracts	—	383,288	—
	$22,523	$386,998	—

48

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $10,709,450.
Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $29,924,679.
Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $3,973,429 futures contracts purchased and $5,475,794 futures contracts sold.

49

Value of Derivative Instruments as of January 31, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$16,114
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$152,797	Unrealized depreciation on forward foreign currency exchange contracts	383,288
Interest Rate Risk	Receivable for variation margin on futures contracts*	6,968	Payable for variation margin on futures contracts*	5,108
		$159,765		$404,510

*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(31,114)	Change in net unrealized appreciation (depreciation) on swap agreements	$177,663
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(750,202)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	61,406
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	46,878	Change in net unrealized appreciation (depreciation) on futures contracts	(18,361)
		$(734,438)		$220,708

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

50

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$628,981,548
Gross tax appreciation of investments	$155,988,041
Gross tax depreciation of investments	(3,624,195)
Net tax appreciation (depreciation) of investments	$152,363,846
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.
51

11. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2021 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$15,277	—	—	$(50)	$15,227	288	—	$314
American Century Focused Dynamic Growth ETF	53,354	—	$10,072	7,368	50,650	686	$2,935	6
American Century Focused Large Cap Value ETF	37,235	$207	—	4,579	42,021	787	—	326
American Century Quality Diversified International ETF	28,549	277	3,800	4,099	29,125	606	588	277
American Century STOXX U.S. Quality Growth ETF	52,558	—	8,184	5,813	50,187	808	2,841	42
American Century STOXX U.S. Quality Value ETF	35,445	1,431	—	5,164	42,040	990	—	415
Avantis Emerging Markets Equity ETF	40,081	481	4,860	8,567	44,269	698	1,022	483
Avantis International Equity ETF	25,977	256	3,613	4,563	27,183	480	227	271
Avantis International Small Cap Value ETF	8,563	92	—	2,209	10,864	191	—	124
Avantis U.S. Equity ETF	50,644	928	515	10,617	61,674	974	40	399
Avantis U.S. Small Cap Value ETF	11,434	74	2,423	4,592	13,677	229	292	116
	$359,117	$3,746	$33,467	$57,521	$386,917	6,737	$7,945	$2,773
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$7.45	0.04	1.14	1.18	(0.06)	(0.47)	(0.53)	$8.10	15.88%	0.67%(4)	1.16%(4)	0.91%(4)	0.42%(4)	21%	$287,856
2020	$7.91	0.08	0.58	0.66	(0.13)	(0.99)	(1.12)	$7.45	8.82%	0.84%	1.16%	1.06%	0.74%	109%	$262,987
2019	$8.57	0.10	0.11	0.21	(0.10)	(0.77)	(0.87)	$7.91	3.96%	1.11%	1.16%	1.27%	1.22%	78%	$300,544
2018(5)	$9.04	0.06	0.28	0.34	(0.12)	(0.69)	(0.81)	$8.57	4.05%	1.11%(4)	1.16%(4)	1.10%(4)	1.05%(4)	58%	$372,601
2017	$7.80	0.10	1.37	1.47	(0.11)	(0.12)	(0.23)	$9.04	19.30%	1.11%	1.16%	1.19%	1.14%	80%	$448,081
2016	$8.19	0.09	0.17	0.26	(0.09)	(0.56)	(0.65)	$7.80	3.61%	1.11%	1.16%	1.23%	1.18%	82%	$438,001
2015	$9.19	0.08	(0.14)	(0.06)	(0.03)	(0.91)	(0.94)	$8.19	(0.27)%	1.13%	1.15%	0.98%	0.96%	94%	$492,452
I Class
2021(3)	$7.40	0.05	1.13	1.18	(0.08)	(0.47)	(0.55)	$8.03	16.11%	0.47%(4)	0.96%(4)	1.11%(4)	0.62%(4)	21%	$48,945
2020	$7.86	0.09	0.59	0.68	(0.15)	(0.99)	(1.14)	$7.40	8.97%	0.64%	0.96%	1.26%	0.94%	109%	$46,105
2019	$8.52	0.11	0.11	0.22	(0.11)	(0.77)	(0.88)	$7.86	4.22%	0.91%	0.96%	1.47%	1.42%	78%	$52,389
2018(5)	$9.00	0.07	0.28	0.35	(0.14)	(0.69)	(0.83)	$8.52	4.18%	0.91%(4)	0.96%(4)	1.30%(4)	1.25%(4)	58%	$68,975
2017	$7.76	0.12	1.36	1.48	(0.12)	(0.12)	(0.24)	$9.00	19.64%	0.91%	0.96%	1.39%	1.34%	80%	$139,110
2016	$8.16	0.11	0.15	0.26	(0.10)	(0.56)	(0.66)	$7.76	3.71%	0.91%	0.96%	1.43%	1.38%	82%	$123,699
2015	$9.16	0.10	(0.14)	(0.04)	(0.05)	(0.91)	(0.96)	$8.16	(0.06)%	0.93%	0.95%	1.18%	1.16%	94%	$144,546

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$7.52	0.03	1.15	1.18	(0.04)	(0.47)	(0.51)	$8.19	15.70%	0.92%(4)	1.41%(4)	0.66%(4)	0.17%(4)	21%	$160,989
2020	$7.97	0.06	0.59	0.65	(0.11)	(0.99)	(1.10)	$7.52	8.58%	1.09%	1.41%	0.81%	0.49%	109%	$147,856
2019	$8.63	0.08	0.11	0.19	(0.08)	(0.77)	(0.85)	$7.97	3.66%	1.36%	1.41%	1.02%	0.97%	78%	$168,774
2018(5)	$9.08	0.05	0.28	0.33	(0.09)	(0.69)	(0.78)	$8.63	3.87%	1.36%(4)	1.41%(4)	0.85%(4)	0.80%(4)	58%	$188,883
2017	$7.84	0.08	1.37	1.45	(0.09)	(0.12)	(0.21)	$9.08	19.02%	1.36%	1.41%	0.94%	0.89%	80%	$209,181
2016	$8.22	0.07	0.18	0.25	(0.07)	(0.56)	(0.63)	$7.84	3.44%	1.36%	1.41%	0.98%	0.93%	82%	$245,955
2015	$9.22	0.06	(0.14)	(0.08)	(0.01)	(0.91)	(0.92)	$8.22	(0.56)%	1.38%	1.40%	0.73%	0.71%	94%	$298,762
C Class
2021(3)	$7.29	—(6)	1.11	1.11	—	(0.47)	(0.47)	$7.93	15.24%	1.67%(4)	2.16%(4)	(0.09)%(4)	(0.58)%(4)	21%	$26,287
2020	$7.75	—(6)	0.58	0.58	(0.05)	(0.99)	(1.04)	$7.29	7.80%	1.84%	2.16%	0.06%	(0.26)%	109%	$29,423
2019	$8.41	0.02	0.11	0.13	(0.02)	(0.77)	(0.79)	$7.75	2.91%	2.11%	2.16%	0.27%	0.22%	78%	$36,620
2018(5)	$8.85	0.01	0.27	0.28	(0.03)	(0.69)	(0.72)	$8.41	3.36%	2.11%(4)	2.16%(4)	0.10%(4)	0.05%(4)	58%	$53,503
2017	$7.64	0.02	1.34	1.36	(0.03)	(0.12)	(0.15)	$8.85	18.07%	2.11%	2.16%	0.19%	0.14%	80%	$66,032
2016	$8.03	0.02	0.16	0.18	(0.01)	(0.56)	(0.57)	$7.64	2.56%	2.11%	2.16%	0.23%	0.18%	82%	$67,920
2015	$9.08	—(6)	(0.14)	(0.14)	—	(0.91)	(0.91)	$8.03	(1.27)%	2.13%	2.15%	(0.02)%	(0.04)%	94%	$75,881

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$7.51	0.02	1.14	1.16	(0.02)	(0.47)	(0.49)	$8.18	15.59%	1.17%(4)	1.66%(4)	0.41%(4)	(0.08)%(4)	21%	$17,077
2020	$7.96	0.04	0.59	0.63	(0.09)	(0.99)	(1.08)	$7.51	8.16%	1.34%	1.66%	0.56%	0.24%	109%	$16,353
2019	$8.61	0.06	0.12	0.18	(0.06)	(0.77)	(0.83)	$7.96	3.51%	1.61%	1.66%	0.77%	0.72%	78%	$17,858
2018(5)	$9.06	0.03	0.28	0.31	(0.07)	(0.69)	(0.76)	$8.61	3.72%	1.61%(4)	1.66%(4)	0.60%(4)	0.55%(4)	58%	$19,634
2017	$7.82	0.06	1.37	1.43	(0.07)	(0.12)	(0.19)	$9.06	18.64%	1.61%	1.66%	0.69%	0.64%	80%	$22,514
2016	$8.20	0.06	0.17	0.23	(0.05)	(0.56)	(0.61)	$7.82	3.18%	1.61%	1.66%	0.73%	0.68%	82%	$24,678
2015	$9.22	0.04	(0.15)	(0.11)	—	(0.91)	(0.91)	$8.20	(0.89)%	1.63%	1.65%	0.48%	0.46%	94%	$24,106
R5 Class
2021(3)	$7.40	0.04	1.14	1.18	(0.08)	(0.47)	(0.55)	$8.03	15.95%	0.47%(4)	0.96%(4)	1.11%(4)	0.62%(4)	21%	$12
2020	$7.86	0.09	0.59	0.68	(0.15)	(0.99)	(1.14)	$7.40	9.11%	0.64%	0.96%	1.26%	0.94%	109%	$10
2019	$8.53	0.11	0.10	0.21	(0.11)	(0.77)	(0.88)	$7.86	4.08%	0.91%	0.96%	1.47%	1.42%	78%	$8
2018(5)	$9.00	0.07	0.28	0.35	(0.13)	(0.69)	(0.82)	$8.53	4.24%	0.91%(4)	0.96%(4)	1.30%(4)	1.25%(4)	58%	$6
2017(7)	$8.05	0.08	0.87	0.95	—	—	—	$9.00	11.80%	0.91%(4)	0.96%(4)	1.46%(4)	1.41%(4)	80%(8)	$6

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2021(3)	$7.38	0.05	1.13	1.18	(0.09)	(0.47)	(0.56)	$8.00	16.19%	0.32%(4)	0.81%(4)	1.26%(4)	0.77%(4)	21%	$236,224
2020	$7.84	0.10	0.59	0.69	(0.16)	(0.99)	(1.15)	$7.38	9.18%	0.49%	0.81%	1.41%	1.09%	109%	$213,077
2019	$8.51	0.13	0.10	0.23	(0.13)	(0.77)	(0.90)	$7.84	4.27%	0.76%	0.81%	1.62%	1.57%	78%	$200,468
2018(5)	$8.99	0.09	0.27	0.36	(0.15)	(0.69)	(0.84)	$8.51	4.36%	0.76%(4)	0.81%(4)	1.45%(4)	1.40%(4)	58%	$200,589
2017	$7.76	0.13	1.36	1.49	(0.14)	(0.12)	(0.26)	$8.99	19.70%	0.76%	0.81%	1.54%	1.49%	80%	$90,339
2016	$8.15	0.12	0.16	0.28	(0.11)	(0.56)	(0.67)	$7.76	4.02%	0.76%	0.81%	1.58%	1.53%	82%	$51,430
2015	$9.16	0.11	(0.15)	(0.04)	(0.06)	(0.91)	(0.97)	$8.15	0.00%	0.78%	0.80%	1.33%	1.31%	94%	$18,544

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2021 (unaudited).
(4)Annualized.
(5)December 1, 2017 through July 31, 2018. The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period. For the years before July 31, 2018, the fund's fiscal year end was November 30.
(6)Per-share amount was less than $0.005.
(7)April 10, 2017 (commencement of sale) through November 30, 2017.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

58

Notes

59

Notes

60

Notes

61

Notes

62

Notes

63

Notes
64

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92640 2103

Semiannual Report

January 31, 2021

Strategic Allocation: Conservative Fund
Investor Class (TWSCX)
I Class (ACCIX)
A Class (ACCAX)
C Class (AACCX)
R Class (AACRX)
R5 Class (AACGX)
R6 Class (AACDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Rallied as Stimulus, Vaccines Sparked Optimism

Stocks and other riskier assets delivered robust returns for the six-month reporting period. Investors generally remained upbeat despite periodic upswings in virus cases, lockdowns in certain regions and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and federal governments helped maintain investor confidence in the financial markets and the economic outlook. Improving data on U.S. manufacturing, employment and housing, along with positive vaccine developments and a late-2020 federal coronavirus aid package, helped sustain the rally. Furthermore, political clarity emerged following the January U.S. Senate run-off elections in Georgia.

The improving economic backdrop combined with massive monetary and fiscal support drove inflation expectations and U.S. Treasury yields higher. The yield on the benchmark 10-year U.S. Treasury note increased more than 50 basis points for the six-month period. Government bond yields in Europe were mixed as several countries in the region struggled with surging coronavirus cases and new business shutdown measures.

Overall, non-U.S. stocks generally outpaced U.S. stocks for the period, and within the U.S. market, small-cap stocks (Russell 2000 Index) were top performers, gaining more than 40%. Value stocks modestly outperformed growth stocks across the board. Rising yields pressured U.S. investment-grade bond returns, which declined nearly 1%. Conversely, global bonds advanced almost 2%.

A Return to Normalcy in Sight

The return to pre-pandemic life appears to be on the horizon now that COVID-19 vaccines have received emergency-use approval. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. Nevertheless, until the vaccine is more widely available, investors may face periods of outbreak-related disruptions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

JANUARY 31, 2021
Top Ten Common Stocks	% of net assets
Microsoft Corp.	0.4%
Apple, Inc.	0.3%
Amazon.com, Inc.	0.2%
Prologis, Inc.	0.2%
Alphabet, Inc., Class A	0.2%
Zimmer Biomet Holdings, Inc.	0.2%
F5 Networks, Inc.	0.1%
Chubb Ltd.	0.1%
Aptiv plc	0.1%
nVent Electric plc	0.1%

Key Fixed-Income Portfolio Statistics
Weighted Average Life to Maturity	7.7 years
Average Duration (effective)	5.9 years

Types of Investments in Portfolio	% of net assets
Affiliated Funds	32.1%
U.S. Treasury Securities	20.6%
Common Stocks	19.9%
Sovereign Governments and Agencies	7.0%
Corporate Bonds	6.2%
Municipal Securities	2.3%
Collateralized Loan Obligations	2.3%
U.S. Government Agency Mortgage-Backed Securities	2.2%
Commercial Paper	2.0%
Collateralized Mortgage Obligations	1.4%
Asset-Backed Securities	1.0%
Preferred Stocks	0.4%
Exchange-Traded Funds	0.3%
Temporary Cash Investments	3.9%
Temporary Cash Investments - Securities Lending Collateral	—*
Other Assets and Liabilities	(1.6)%
*Category is less than 0.05% of total net assets.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 8/1/20	Ending Account Value 1/31/21	Expenses Paid During Period(1) 8/1/20 - 1/31/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,092.80	$4.01	0.76%
I Class	$1,000	$1,094.00	$2.96	0.56%
A Class	$1,000	$1,089.70	$5.32	1.01%
C Class	$1,000	$1,087.20	$9.26	1.76%
R Class	$1,000	$1,090.30	$6.64	1.26%
R5 Class	$1,000	$1,093.80	$2.96	0.56%
R6 Class	$1,000	$1,092.90	$2.16	0.41%
Hypothetical
Investor Class	$1,000	$1,021.37	$3.87	0.76%
I Class	$1,000	$1,022.38	$2.85	0.56%
A Class	$1,000	$1,020.11	$5.14	1.01%
C Class	$1,000	$1,016.33	$8.95	1.76%
R Class	$1,000	$1,018.85	$6.41	1.26%
R5 Class	$1,000	$1,022.38	$2.85	0.56%
R6 Class	$1,000	$1,023.14	$2.09	0.41%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

JANUARY 31, 2021 (UNAUDITED)

	Shares/Principal Amount	Value
AFFILIATED FUNDS(1) — 32.1%
American Century Diversified Corporate Bond ETF	389,060	$20,550,149
American Century Focused Dynamic Growth ETF	145,047	10,708,820
American Century Focused Large Cap Value ETF	130,538	6,973,340
American Century Quality Diversified International ETF	198,975	9,569,265
American Century STOXX U.S. Quality Growth ETF	366,968	22,785,373
American Century STOXX U.S. Quality Value ETF	549,739	23,341,918
Avantis International Equity ETF	186,609	10,573,266
Avantis International Small Cap Value ETF	44,183	2,506,944
Avantis U.S. Equity ETF	360,920	22,855,800
Avantis U.S. Small Cap Value ETF	75,446	4,509,408
TOTAL AFFILIATED FUNDS (Cost $109,684,888)		134,374,283
U.S. TREASURY SECURITIES — 20.6%
U.S. Treasury Bills, 0.12%, 3/4/21(9)	$100,000	99,997
U.S. Treasury Bonds, 4.50%, 5/15/38	1,000,000	1,468,008
U.S. Treasury Bonds, 1.125%, 5/15/40	6,500,000	5,950,547
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	534,309
U.S. Treasury Bonds, 2.50%, 2/15/45(2)	1,700,000	1,949,687
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	749,297
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	1,063,894
U.S. Treasury Bonds, 1.375%, 8/15/50	350,000	312,840
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	2,139,853	2,518,862
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	387,123	484,718
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	575,830	728,094
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	565,935	700,449
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	552,545	707,113
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	539,015	716,329
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,772,445	2,872,285
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,156,720	3,295,230
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,466,482	3,693,529
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	1,449,864	1,567,639
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	3,869,250	4,179,124
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	9,589,563	10,349,969
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	2,180,702	2,357,571
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,394,760	4,785,381
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	4,080,213	4,431,509
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	6,133,064	6,900,386
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	1,194,204	1,324,785
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	215,458	242,551
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	3,692,465	4,221,410
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	2,576,500	3,046,262
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	6,068,700	6,800,667
U.S. Treasury Notes, 0.25%, 6/15/23	6,150,000	6,167,057
U.S. Treasury Notes, 0.50%, 5/31/27	2,000,000	1,981,016
U.S. Treasury Notes, 2.25%, 8/15/27(2)	300,000	330,234
TOTAL U.S. TREASURY SECURITIES (Cost $80,576,063)		86,530,749
6

	Shares/Principal Amount	Value
COMMON STOCKS — 19.9%
Aerospace and Defense — 0.3%
AAR Corp.	996	$33,416
BAE Systems plc	53,590	338,949
CAE, Inc.	1,042	23,541
General Dynamics Corp.	1,764	258,743
Lockheed Martin Corp.	507	163,163
Safran SA(3)	1,009	127,246
Spirit AeroSystems Holdings, Inc., Class A	1,207	40,881
Textron, Inc.	3,614	163,570
		1,149,509
Air Freight and Logistics — 0.1%
Expeditors International of Washington, Inc.	924	82,716
United Parcel Service, Inc., Class B	957	148,335
		231,051
Airlines — 0.1%
Alaska Air Group, Inc.	885	43,215
JET2 plc(3)	1,245	22,471
Ryanair Holdings plc, ADR(3)	762	72,443
Southwest Airlines Co.	8,708	382,629
		520,758
Auto Components — 0.3%
Aptiv plc	3,913	522,777
BorgWarner, Inc.	6,760	283,853
Hyundai Mobis Co. Ltd.(3)	614	172,955
LCI Industries	223	28,852
Minth Group Ltd.	6,000	27,382
Sumitomo Rubber Industries Ltd.	5,600	51,649
Valeo SA	3,680	137,476
		1,224,944
Automobiles — 0.3%
Bayerische Motoren Werke AG	1,742	148,028
Daimler AG	4,883	344,369
Honda Motor Co. Ltd., ADR	9,156	242,451
Hyundai Motor Co.	472	95,704
Nissan Motor Co. Ltd.(3)	33,300	170,231
Tesla, Inc.(3)	463	367,404
		1,368,187
Banks — 0.9%
AIB Group plc(3)	12,475	22,198
Banco Bilbao Vizcaya Argentaria SA	21,785	99,210
Banco Bradesco SA	14,460	57,085
Bank Central Asia Tbk PT	32,100	77,407
Bank of America Corp.	9,066	268,807
Barclays plc(3)	132,557	242,498
BNP Paribas SA(3)	4,910	236,477
CaixaBank SA	30,547	77,215
Commerce Bancshares, Inc.	4,100	274,085
Commerzbank AG(3)	19,316	128,348
Eastern Bankshares, Inc.(3)	5,087	81,087
FinecoBank Banca Fineco SpA(3)	1,045	16,316
HDFC Bank Ltd., ADR(3)	1,649	118,893
7

	Shares/Principal Amount	Value
JPMorgan Chase & Co.	2,972	$382,407
M&T Bank Corp.	1,570	207,978
Mitsubishi UFJ Financial Group, Inc.	45,200	203,653
Mizuho Financial Group, Inc.	12,190	162,605
PNC Financial Services Group, Inc. (The)	1,122	161,029
Regions Financial Corp.	13,974	237,698
Societe Generale SA(3)	3,665	68,488
Standard Chartered plc (London)(3)	8,748	53,120
Sumitomo Mitsui Financial Group, Inc.	4,500	140,069
Truist Financial Corp.	7,103	340,802
UniCredit SpA(3)	5,380	49,196
Westamerica Bancorporation	3,053	170,418
		3,877,089
Beverages — 0.1%
Boston Beer Co., Inc. (The), Class A(3)	139	127,448
Fevertree Drinks plc	574	19,067
PepsiCo, Inc.	2,174	296,903
Royal Unibrew A/S	139	13,705
		457,123
Biotechnology — 0.4%
AbbVie, Inc.	2,185	223,919
ACADIA Pharmaceuticals, Inc.(3)	2,194	105,422
Acceleron Pharma, Inc.(3)	244	28,189
ADC Therapeutics SA(3)	735	20,999
Alnylam Pharmaceuticals, Inc.(3)	925	139,194
Amgen, Inc.	973	234,911
Amicus Therapeutics, Inc.(3)	1,754	33,168
Arcutis Biotherapeutics, Inc.(3)	607	16,565
Arena Pharmaceuticals, Inc.(3)	281	20,861
Argenx SE, ADR(3)	305	89,371
Biohaven Pharmaceutical Holding Co. Ltd.(3)	416	35,452
Blueprint Medicines Corp.(3)	348	33,669
Bridgebio Pharma, Inc.(3)	561	31,842
ChemoCentryx, Inc.(3)	385	21,949
Deciphera Pharmaceuticals, Inc.(3)	493	21,791
Fate Therapeutics, Inc.(3)	284	25,739
FibroGen, Inc.(3)	600	28,908
Flexion Therapeutics, Inc.(3)	1,471	17,902
Generation Bio Co.(3)	320	8,426
Global Blood Therapeutics, Inc.(3)	406	20,349
Halozyme Therapeutics, Inc.(3)	945	44,973
Heron Therapeutics, Inc.(3)	713	12,378
Insmed, Inc.(3)	1,132	42,552
Invitae Corp.(3)(4)	544	26,939
Iovance Biotherapeutics, Inc.(3)	272	11,924
Karuna Therapeutics, Inc.(3)	323	32,051
Kinnate Biopharma, Inc.(3)	184	6,035
Kymera Therapeutics, Inc.(3)(4)	356	22,054
Mirati Therapeutics, Inc.(3)	140	28,746
Natera, Inc.(3)	1,307	139,378
Novavax, Inc.(3)	74	16,350
8

	Shares/Principal Amount	Value
Relay Therapeutics, Inc.(3)	282	$13,982
Seagen, Inc.(3)	574	94,291
Sigilon Therapeutics, Inc.(3)	356	10,897
Turning Point Therapeutics, Inc.(3)	585	73,412
Ultragenyx Pharmaceutical, Inc.(3)	328	45,457
Vertex Pharmaceuticals, Inc.(3)	338	77,429
Viela Bio, Inc.(3)(4)	594	20,600
		1,878,074
Building Products — 0.2%
American Woodmark Corp.(3)	279	24,136
Johnson Controls International plc	9,837	490,079
Masco Corp.	2,734	148,484
Masonite International Corp.(3)	494	49,153
Trane Technologies plc	907	130,018
Trex Co., Inc.(3)	375	34,414
		876,284
Capital Markets — 0.9%
Ameriprise Financial, Inc.	2,336	462,224
Bank of New York Mellon Corp. (The)	11,629	463,183
BlackRock, Inc.	279	195,652
Credit Suisse Group AG	19,876	261,958
flatexDEGIRO AG(3)	551	50,803
GCM Grosvenor, Inc., Class A(3)(4)	1,366	17,703
Intercontinental Exchange, Inc.	1,062	117,192
Intermediate Capital Group plc	1,594	37,077
London Stock Exchange Group plc	1,019	121,169
LPL Financial Holdings, Inc.	1,181	127,950
MarketAxess Holdings, Inc.	233	125,997
Morgan Stanley	4,618	309,637
MSCI, Inc.	479	189,349
Northern Trust Corp.	5,464	487,334
Open Lending Corp., Class A(3)	1,043	37,850
Partners Group Holding AG	104	123,012
S&P Global, Inc.	682	216,194
State Street Corp.	1,929	135,030
T. Rowe Price Group, Inc.	1,594	249,429
UBS Group AG	9,379	135,400
		3,864,143
Chemicals — 0.2%
Air Liquide SA	613	100,173
Air Products and Chemicals, Inc.	378	100,835
Albemarle Corp.	463	75,312
Arkema SA	623	69,167
Axalta Coating Systems Ltd.(3)	176	4,750
Corbion NV	384	22,374
Ecolab, Inc.	570	116,571
Element Solutions, Inc.	3,821	65,072
Huntsman Corp.	674	17,807
Linde plc	998	244,909
Nissan Chemical Corp.	200	11,425
OCI NV(3)	980	20,259
Sherwin-Williams Co. (The)	183	126,599
9

	Shares/Principal Amount	Value
Zeon Corp.	2,600	$41,901
		1,017,154
Commercial Services and Supplies — 0.2%
Babcock International Group plc(3)	31,201	99,409
Brink's Co. (The)	798	54,368
Clean Harbors, Inc.(3)	636	49,265
Country Garden Services Holdings Co. Ltd.	8,000	65,166
Driven Brands Holdings, Inc.(3)	1,212	34,057
Elis SA(3)	1,122	16,789
Ever Sunshine Lifestyle Services Group Ltd.	42,000	120,550
HomeServe plc	937	13,386
Japan Elevator Service Holdings Co. Ltd.	700	16,512
Loomis AB	488	12,510
Park24 Co. Ltd.(3)	1,000	19,155
Republic Services, Inc.	4,068	368,235
		869,402
Communications Equipment — 0.3%
Arista Networks, Inc.(3)	659	202,682
Cisco Systems, Inc.	2,366	105,477
F5 Networks, Inc.(3)	2,841	556,694
Juniper Networks, Inc.	1,984	48,449
Telefonaktiebolaget LM Ericsson, B Shares	10,229	129,222
		1,042,524
Construction and Engineering†
Arcadis NV(3)	406	14,226
Hazama Ando Corp.	4,400	30,829
NRW Holdings Ltd.	7,950	17,242
SHO-BOND Holdings Co. Ltd.	700	30,536
		92,833
Construction Materials†
Cemex SAB de CV, ADR(3)	16,847	96,534
Summit Materials, Inc., Class A(3)	1,142	23,445
		119,979
Consumer Finance†
American Express Co.	1,158	134,629
Cembra Money Bank AG	166	18,076
		152,705
Containers and Packaging — 0.3%
Avery Dennison Corp.	1,293	195,075
Ball Corp.	3,377	297,244
Berry Global Group, Inc.(3)	593	29,276
Graphic Packaging Holding Co.	12,225	191,443
Huhtamaki Oyj	505	24,818
Myers Industries, Inc.	757	15,178
Packaging Corp. of America	1,072	144,141
SIG Combibloc Group AG(3)	1,368	32,578
Sonoco Products Co.	6,758	391,356
		1,321,109
Distributors — 0.1%
D'ieteren SA	219	17,216
Genuine Parts Co.	2,445	229,537
10

	Shares/Principal Amount	Value
LKQ Corp.(3)	2,654	$93,129
		339,882
Diversified Consumer Services†
Chegg, Inc.(3)	446	42,486
Diversified Financial Services†
Element Fleet Management Corp.(4)	3,485	32,377
Hypoport SE(3)	24	16,352
Zenkoku Hosho Co. Ltd.	400	17,926
		66,655
Diversified Telecommunication Services — 0.1%
BT Group plc(3)	22,521	38,716
Cellnex Telecom SA	3,103	181,804
Verizon Communications, Inc.	2,050	112,237
		332,757
Electric Utilities — 0.4%
Edison International	6,323	367,746
Evergy, Inc.	2,523	135,561
Iberdrola SA	8,703	118,028
NextEra Energy, Inc.	5,888	476,162
Pinnacle West Capital Corp.	5,270	396,567
Xcel Energy, Inc.	1,689	108,079
		1,602,143
Electrical Equipment — 0.5%
AMETEK, Inc.	1,508	170,796
Eaton Corp. plc	1,155	135,944
Emerson Electric Co.	6,198	491,811
Generac Holdings, Inc.(3)	237	58,402
Hubbell, Inc.	2,385	371,106
Mabuchi Motor Co. Ltd.	700	29,009
NEL ASA(3)(4)	3,962	14,102
nVent Electric plc	23,222	519,708
Rockwell Automation, Inc.	598	148,621
Schneider Electric SE	1,222	179,142
Sensata Technologies Holding plc(3)	2,706	147,477
Shoals Technologies Group, Inc., Class A(3)	897	30,435
		2,296,553
Electronic Equipment, Instruments and Components — 0.4%
Anritsu Corp.	1,400	34,466
CDW Corp.	476	62,670
Cognex Corp.	5,360	440,217
Comet Holding AG	12	2,747
Hexagon AB, B Shares	1,598	139,823
Jabil, Inc.	879	36,364
Keyence Corp.	200	107,588
Keysight Technologies, Inc.(3)	3,321	470,220
Littelfuse, Inc.	195	47,457
LPKF Laser & Electronics AG	528	17,672
Murata Manufacturing Co. Ltd.	1,700	163,727
nLight, Inc.(3)	1,087	34,436
TE Connectivity Ltd.	1,544	185,898
		1,743,285
11

	Shares/Principal Amount	Value
Energy Equipment and Services†
Baker Hughes Co.	5,102	$102,499
Entertainment — 0.3%
Activision Blizzard, Inc.	1,126	102,466
Embracer Group AB(3)	295	6,670
Live Nation Entertainment, Inc.(3)	1,508	100,207
Roku, Inc.(3)	575	223,692
Stillfront Group AB(3)	3,458	36,785
Walt Disney Co. (The)(3)	2,876	483,657
Zynga, Inc., Class A(3)	14,521	143,903
		1,097,380
Equity Real Estate Investment Trusts (REITs) — 2.0%
Alexandria Real Estate Equities, Inc.	962	160,760
American Homes 4 Rent, Class A	3,018	91,234
Brixmor Property Group, Inc.	7,066	119,627
Charter Hall Group	14,848	154,067
Cousins Properties, Inc.	2,235	70,492
Embassy Office Parks REIT	8,400	40,342
Empire State Realty Trust, Inc., Class A	5,745	56,646
Equinix, Inc.	607	449,156
Equity Residential	3,289	202,734
Essential Properties Realty Trust, Inc.	3,353	69,809
Essex Property Trust, Inc.	1,348	322,994
Extra Space Storage, Inc.	1,162	132,224
Fibra Uno Administracion SA de CV	127,963	143,513
Gecina SA	538	76,718
Global Medical REIT, Inc.	2,079	26,071
Goodman Group	12,576	169,497
Healthcare Trust of America, Inc., Class A	5,099	144,047
Healthpeak Properties, Inc.	8,383	248,556
Innovative Industrial Properties, Inc.	1,374	257,103
Invesco Office J-Reit, Inc.	337	49,081
Invincible Investment Corp.	353	118,173
Invitation Homes, Inc.	6,850	201,938
JBG SMITH Properties	1,852	55,301
Kimco Realty Corp.	5,158	85,158
Klepierre SA(4)	2,567	61,774
Life Storage, Inc.	2,503	204,154
Link REIT	15,400	135,739
Mapletree Commercial Trust	84,300	131,314
Mapletree Industrial Trust	46,500	100,544
Mapletree Logistics Trust	35,800	53,375
MGM Growth Properties LLC, Class A	7,887	245,680
Mitsui Fudosan Logistics Park, Inc.	19	95,035
National Retail Properties, Inc.	1,767	68,913
NETSTREIT Corp.	2,346	40,421
Orix JREIT, Inc.	69	115,695
PotlatchDeltic Corp.	4,109	196,246
Prologis, Inc.	8,958	924,466
QTS Realty Trust, Inc., Class A	2,161	140,681
Rexford Industrial Realty, Inc.	2,894	141,632
RLJ Lodging Trust	8,971	115,816
12

	Shares/Principal Amount	Value
Ryman Hospitality Properties, Inc.	2,202	$142,800
Safestore Holdings plc	2,876	31,900
Scentre Group	37,190	77,060
Segro plc	9,810	128,167
Simon Property Group, Inc.	2,060	191,436
SL Green Realty Corp.	3	197
SOSiLA Logistics REIT, Inc.	105	129,095
Stockland	42,853	145,034
Sun Communities, Inc.	1,116	159,733
Tritax Big Box REIT plc	4,495	11,352
UDR, Inc.	6,077	233,661
Urban Edge Properties	5,015	69,157
Ventas, Inc.	5,504	253,569
VICI Properties, Inc.	6,997	176,884
Warehouses De Pauw, CVA	246	8,826
Welltower, Inc.	4,590	278,154
Weyerhaeuser Co.	5,572	173,791
		8,427,542
Food and Staples Retailing — 0.2%
Costco Wholesale Corp.	342	120,531
Koninklijke Ahold Delhaize NV	13,741	393,214
MARR SpA(3)	1,143	23,795
Sysco Corp.	5,805	415,116
Zur Rose Group AG(3)	88	40,416
		993,072
Food Products — 0.4%
Bakkafrost P/F(3)	416	29,163
Beyond Meat, Inc.(3)	55	9,794
Conagra Brands, Inc.	12,131	419,733
J.M. Smucker Co. (The)	2,622	305,227
Kellogg Co.	3,939	232,165
Mondelez International, Inc., Class A	4,736	262,564
Orkla ASA	20,314	197,434
Vital Farms, Inc.(3)	740	18,300
Whole Earth Brands, Inc.(3)	2,694	30,523
		1,504,903
Gas Utilities — 0.1%
Atmos Energy Corp.	2,110	187,790
Nippon Gas Co. Ltd.	800	38,551
Spire, Inc.	3,032	185,528
		411,869
Health Care Equipment and Supplies — 0.7%
Acutus Medical, Inc.(3)	661	17,113
Align Technology, Inc.(3)	515	270,571
Becton Dickinson and Co.	932	243,988
DexCom, Inc.(3)	287	107,582
Eargo, Inc.(3)	422	22,189
Edwards Lifesciences Corp.(3)	2,036	168,133
Envista Holdings Corp.(3)	6,817	242,276
Globus Medical, Inc., Class A(3)	401	24,738
Hill-Rom Holdings, Inc.	1,374	131,959
13

	Shares/Principal Amount	Value
ICU Medical, Inc.(3)	135	$27,605
IDEXX Laboratories, Inc.(3)	407	194,823
Inmode Ltd.(3)	680	40,025
Medtronic plc	1,775	197,611
Menicon Co. Ltd.	100	6,040
Olympus Corp.	4,400	79,695
Ortho Clinical Diagnostics Holdings plc(3)	1,725	28,462
OrthoPediatrics Corp.(3)	514	23,736
ResMed, Inc.	232	46,764
Silk Road Medical, Inc.(3)	606	33,045
Tandem Diabetes Care, Inc.(3)	381	35,300
Teleflex, Inc.	676	255,278
Zimmer Biomet Holdings, Inc.	4,340	666,928
		2,863,861
Health Care Providers and Services — 0.8%
Acadia Healthcare Co., Inc.(3)	577	29,242
Alfresa Holdings Corp.	4,800	95,982
Amedisys, Inc.(3)	550	158,021
AMN Healthcare Services, Inc.(3)	386	27,838
Cardinal Health, Inc.	6,243	335,436
Chartwell Retirement Residences	6,163	51,521
Cigna Corp.	634	137,610
CVS Health Corp.	2,577	184,642
Encompass Health Corp.	3,876	311,630
HealthEquity, Inc.(3)	542	45,284
Henry Schein, Inc.(3)	3,643	239,892
Humana, Inc.	259	99,226
McKesson Corp.	1,575	274,790
Option Care Health, Inc.(3)	2,182	40,323
Quest Diagnostics, Inc.	2,892	373,502
R1 RCM, Inc.(3)	1,982	50,006
RadNet, Inc.(3)	1,266	22,674
UnitedHealth Group, Inc.	853	284,544
Universal Health Services, Inc., Class B	3,303	411,818
		3,173,981
Health Care Technology — 0.2%
Cerner Corp.	4,435	355,288
Certara, Inc.(3)	629	21,650
Health Catalyst, Inc.(3)	987	49,034
Phreesia, Inc.(3)	377	24,614
Teladoc Health, Inc.(3)	731	192,860
Veeva Systems, Inc., Class A(3)	850	234,974
		878,420
Hotels, Restaurants and Leisure — 0.3%
Basic-Fit NV(3)	568	19,351
Brinker International, Inc.	658	38,743
Chipotle Mexican Grill, Inc.(3)	190	281,200
Churchill Downs, Inc.	316	59,234
Las Vegas Sands Corp.	2,801	134,700
Melco International Development Ltd.	2,000	3,545
Melia Hotels International SA(3)(4)	1,978	12,933
14

	Shares/Principal Amount	Value
Planet Fitness, Inc., Class A(3)	357	$25,704
Sodexo SA(3)	2,966	263,859
Sushiro Global Holdings Ltd.	1,100	37,791
Whitbread plc(3)	2,698	102,486
Wingstop, Inc.	233	34,962
Wyndham Hotels & Resorts, Inc.	723	42,057
		1,056,565
Household Durables — 0.2%
Bellway plc	71	2,676
D.R. Horton, Inc.	1,379	105,907
Haseko Corp.	5,100	59,808
Man Wah Holdings Ltd.	11,200	24,709
Mohawk Industries, Inc.(3)	359	51,552
Open House Co. Ltd.	4,300	173,774
Taylor Wimpey plc(3)	90,819	181,793
Token Corp.	400	31,004
TopBuild Corp.(3)	227	45,389
		676,612
Household Products — 0.1%
Colgate-Palmolive Co.	1,438	112,164
Kimberly-Clark Corp.	1,380	182,298
Procter & Gamble Co. (The)	1,969	252,445
Reynolds Consumer Products, Inc.	712	21,360
		568,267
Independent Power and Renewable Electricity Producers†
Innergex Renewable Energy, Inc.	2,392	54,845
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	1,482	289,538
Lifco AB, B Shares	257	23,660
		313,198
Insurance — 0.5%
Aegon NV	20,473	84,398
Aflac, Inc.	8,936	403,729
AIA Group Ltd.	8,000	98,019
Arthur J. Gallagher & Co.	1,354	156,265
Brown & Brown, Inc.	927	39,944
BRP Group, Inc., Class A(3)	1,440	33,422
Chubb Ltd.	3,764	548,302
eHealth, Inc.(3)	373	17,848
Goosehead Insurance, Inc., Class A	168	22,445
Kinsale Capital Group, Inc.	236	44,264
Marsh & McLennan Cos., Inc.	761	83,642
Palomar Holdings, Inc.(3)	307	30,574
Progressive Corp. (The)	428	37,317
Prudential Financial, Inc.	885	69,278
Reinsurance Group of America, Inc.	3,015	316,726
Root, Inc., Class A(3)	1,099	22,150
SelectQuote, Inc.(3)	4,474	94,491
Travelers Cos., Inc. (The)	379	51,658
		2,154,472
Interactive Media and Services — 0.4%
Alphabet, Inc., Class A(3)	443	809,521
15

	Shares/Principal Amount	Value
carsales.com Ltd.	1,115	$16,679
EverQuote, Inc., Class A(3)	306	13,788
Facebook, Inc., Class A(3)	1,064	274,863
Kakaku.com, Inc.	700	20,229
Match Group, Inc.(3)	1,442	201,678
QuinStreet, Inc.(3)	1,826	38,656
Tencent Holdings Ltd.	1,800	157,578
		1,532,992
Internet and Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd., ADR(3)	467	118,539
Amazon.com, Inc.(3)	306	981,097
ASKUL Corp.	700	24,702
ASOS plc(3)	1,821	111,571
BHG Group AB(3)	1,845	34,596
boohoo Group plc(3)	3,265	14,990
Booking Holdings, Inc.(3)	65	126,381
Chewy, Inc., Class A(3)	1,057	107,624
Expedia Group, Inc.	1,296	160,834
Mercari, Inc.(3)	200	9,578
Redbubble Ltd.(3)	2,829	14,396
		1,704,308
IT Services — 0.7%
Accenture plc, Class A	957	231,517
Adyen NV(3)	70	145,858
Amadeus IT Group SA(3)	1,252	79,252
Amdocs Ltd.	695	49,081
Atos SE(3)	856	65,496
Capgemini SE	967	140,020
Capita plc(3)	55,161	26,405
Edenred	1,868	101,405
Endava plc, ADR(3)	353	27,908
GDS Holdings Ltd., ADR(3)	3,021	312,855
Hennge KK(3)	200	15,510
I3 Verticals, Inc., Class A(3)	1,587	46,055
Indra Sistemas SA(3)	6,087	53,649
Mastercard, Inc., Class A	901	284,977
NEXTDC Ltd.(3)	3,722	32,811
Nihon Unisys Ltd.	800	30,215
Nuvei Corp.(3)	886	46,515
PayPal Holdings, Inc.(3)	1,506	352,871
Perficient, Inc.(3)	432	23,592
Repay Holdings Corp.(3)	1,895	41,974
Square, Inc., Class A(3)	1,089	235,181
Twilio, Inc., Class A(3)	1,017	365,540
Visa, Inc., Class A	1,485	286,976
		2,995,663
Leisure Products — 0.1%
BRP, Inc.	393	25,868
Brunswick Corp.	458	39,599
Callaway Golf Co.	1,473	41,082
Games Workshop Group plc	198	27,975
16

	Shares/Principal Amount	Value
Peloton Interactive, Inc., Class A(3)	586	$85,632
Polaris, Inc.	1,240	144,671
		364,827
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc.	1,647	197,920
Lonza Group AG	190	121,541
Mettler-Toledo International, Inc.(3)	192	224,275
NeoGenomics, Inc.(3)	824	43,689
PRA Health Sciences, Inc.(3)	347	42,764
Repligen Corp.(3)	513	102,600
Seer, Inc.(3)	214	13,354
Tecan Group AG	28	13,576
Thermo Fisher Scientific, Inc.	572	291,548
		1,051,267
Machinery — 0.6%
AGCO Corp.	346	38,371
CKD Corp.	1,200	27,322
Crane Co.	1,768	133,802
Cummins, Inc.	1,458	341,784
Evoqua Water Technologies Corp.(3)	1,706	46,488
FANUC Corp.	400	105,043
Graco, Inc.	1,468	101,204
IHI Corp.	1,100	19,335
IMI plc	15,618	266,223
Japan Steel Works Ltd. (The)	1,000	27,833
Knorr-Bremse AG	997	132,273
Kornit Digital Ltd.(3)	409	37,070
Metso Outotec Oyj	3,861	38,486
Nabtesco Corp.	700	31,470
Oshkosh Corp.	2,793	255,811
PACCAR, Inc.	2,099	191,471
Parker-Hannifin Corp.	1,660	439,253
Rexnord Corp.	1,889	71,518
Techtronic Industries Co. Ltd.	8,500	127,448
Trelleborg AB, B Shares(3)	1,360	30,825
Weir Group plc (The)(3)	1,216	31,527
Westinghouse Air Brake Technologies Corp.	826	61,297
		2,555,854
Media — 0.2%
Atresmedia Corp. de Medios de Comunicacion SA(3)	6,687	26,546
Comcast Corp., Class A	2,321	115,052
Fox Corp., Class B	9,787	292,533
Future plc	1,194	28,385
Nippon Television Holdings, Inc.	8,200	94,535
Nordic Entertainment Group AB, B Shares(3)	370	19,306
ProSiebenSat.1 Media SE(3)	773	14,023
Publicis Groupe SA	3,253	168,602
TV Asahi Holdings Corp.	2,316	44,724
WPP plc	19,531	203,883
		1,007,589
Metals and Mining†
APERAM SA	654	28,264
17

	Shares/Principal Amount	Value
Nickel Mines Ltd.	12,281	$11,833
OZ Minerals Ltd.	2,120	30,047
		70,144
Mortgage Real Estate Investment Trusts (REITs)†
PennyMac Mortgage Investment Trust	4,537	78,263
Multi-Utilities — 0.1%
Ameren Corp.	937	68,139
NorthWestern Corp.	6,156	335,317
		403,456
Multiline Retail — 0.1%
Dollar Tree, Inc.(3)	2,416	245,610
Isetan Mitsukoshi Holdings Ltd.	400	2,469
Magazine Luiza SA	20,692	95,000
Ryohin Keikaku Co. Ltd.	1,700	40,746
Target Corp.	576	104,354
		488,179
Oil, Gas and Consumable Fuels — 0.4%
Cimarex Energy Co.	3,679	155,180
ConocoPhillips	12,652	506,460
Eni SpA	14,549	146,865
Gazprom PJSC, ADR	8,741	48,409
Gazprom PJSC	28,515	80,411
Neste Oyj	2,084	147,245
Parex Resources, Inc.(3)	1,927	29,159
PetroChina Co. Ltd., H Shares	342,000	103,855
Phillips 66	1,150	77,970
Saras SpA(3)	67,088	44,080
Surgutneftegas PJSC, Preference Shares	362,498	191,296
TOTAL SE	4,971	209,856
		1,740,786
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	867	32,954
Mondi plc	14,405	340,481
West Fraser Timber Co. Ltd.(4)	739	47,354
		420,789
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	465	110,042
Jamieson Wellness, Inc.	481	13,485
Ontex Group NV(3)	3,150	35,757
Shiseido Co. Ltd.	2,700	177,181
		336,465
Pharmaceuticals — 0.5%
ALK-Abello A/S(3)	80	31,243
Arvinas, Inc.(3)	245	18,483
Axsome Therapeutics, Inc.(3)	291	19,814
Bristol-Myers Squibb Co.	3,280	201,490
Dermapharm Holding SE	208	14,651
GlaxoSmithKline plc	17,345	322,220
Harmony Biosciences Holdings, Inc.(3)	285	10,220
Horizon Therapeutics plc(3)	1,863	135,030
Jazz Pharmaceuticals plc(3)	774	120,357
18

	Shares/Principal Amount	Value
Laboratorios Farmaceuticos Rovi SA	483	$23,773
Merck & Co., Inc.	3,031	233,599
Novartis AG	1,527	138,125
Novo Nordisk A/S, B Shares	2,924	203,381
Reata Pharmaceuticals, Inc., Class A(3)	78	8,080
Sanofi	1,106	103,913
Sanofi, ADR	4,500	212,445
Takeda Pharmaceutical Co. Ltd.	6,200	217,387
Zoetis, Inc.	762	117,539
		2,131,750
Professional Services — 0.2%
ASGN, Inc.(3)	407	33,744
CoStar Group, Inc.(3)	115	103,467
DKSH Holding AG	175	14,062
en-japan, Inc.	700	20,244
IHS Markit Ltd.	686	59,737
IR Japan Holdings Ltd.	100	16,736
Korn Ferry	1,048	47,789
Randstad NV(3)	486	30,313
Recruit Holdings Co. Ltd.	3,600	156,852
Teleperformance	329	107,880
TransUnion	1,138	99,052
UT Group Co. Ltd.(3)	400	12,339
Verisk Analytics, Inc.	685	125,698
		827,913
Real Estate Management and Development — 0.1%
Altus Group Ltd.	391	14,967
Aroundtown SA	10,602	73,750
Colliers International Group, Inc.	313	27,657
Colliers International Group, Inc. (Toronto)(4)	378	33,326
ESR Cayman Ltd.(3)	30,000	107,055
Fastighets AB Balder, B Shares(3)	482	24,111
FirstService Corp.	269	36,746
IWG plc(3)	4,751	20,300
Redfin Corp.(3)	799	56,897
Samhallsbyggnadsbolaget i Norden AB(4)	21,121	69,316
Tricon Residential, Inc.(4)	4,868	46,443
VGP NV	458	75,107
		585,675
Road and Rail — 0.2%
Heartland Express, Inc.	10,253	192,449
Norfolk Southern Corp.	1,156	273,533
Sixt SE(3)	118	13,779
TFI International, Inc.	654	43,441
Union Pacific Corp.	634	125,196
		648,398
Semiconductors and Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc.(3)	2,662	227,974
Allegro MicroSystems, Inc.(3)	734	20,493
Applied Materials, Inc.	3,774	364,870
ASM International NV	55	14,079
ASML Holding NV	389	207,113
19

	Shares/Principal Amount	Value
BE Semiconductor Industries NV	359	$24,645
Broadcom, Inc.	374	168,487
Entegris, Inc.	184	18,104
Infineon Technologies AG	4,828	194,171
MACOM Technology Solutions Holdings, Inc.(3)	904	51,402
Marvell Technology Group Ltd.	4,199	216,081
Maxim Integrated Products, Inc.	953	83,588
MKS Instruments, Inc.	173	27,346
Nova Measuring Instruments Ltd.(3)	442	30,777
NVIDIA Corp.	653	339,292
Onto Innovation, Inc.(3)	527	28,484
PDF Solutions, Inc.(3)	74	1,430
Power Integrations, Inc.	648	52,196
Semtech Corp.(3)	871	61,798
Skyworks Solutions, Inc.	1,499	253,706
SOITEC(3)	191	38,442
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	253,378
Teradyne, Inc.	1,855	210,505
Texas Instruments, Inc.	1,176	194,852
Veeco Instruments, Inc.(3)	1,116	20,601
Xilinx, Inc.	1,053	137,490
		3,241,304
Software — 1.1%
Adobe, Inc.(3)	376	172,498
Atlassian Corp. plc, Class A(3)	565	130,588
Cadence Design Systems, Inc.(3)	3,016	393,256
CDK Global, Inc.	574	28,643
Coupa Software, Inc.(3)	656	203,275
Dassault Systemes SE	464	92,766
Descartes Systems Group, Inc. (The)(3)	258	15,733
DocuSign, Inc.(3)	715	166,516
Envestnet, Inc.(3)	1,576	120,926
Everbridge, Inc.(3)	250	33,233
Five9, Inc.(3)	261	43,391
fuboTV, Inc.(3)(4)	441	18,632
HubSpot, Inc.(3)	573	213,271
Kinaxis, Inc.(3)	72	9,995
LINK Mobility Group Holding ASA(3)	1,646	9,475
Manhattan Associates, Inc.(3)	2,424	274,470
Microsoft Corp.	6,658	1,544,390
Model N, Inc.(3)	315	10,704
nCino, Inc.(3)	585	41,944
Netcompany Group A/S(3)	104	9,724
Open Text Corp.	3,976	178,085
Palo Alto Networks, Inc.(3)	828	290,421
Paylocity Holding Corp.(3)	167	31,306
Rakus Co. Ltd.	300	5,359
RealPage, Inc.(3)	508	43,978
RingCentral, Inc., Class A(3)	666	248,365
SailPoint Technologies Holdings, Inc.(3)	957	52,932
salesforce.com, Inc.(3)	781	176,162
Sinch AB(3)	122	17,975
20

	Shares/Principal Amount	Value
Splunk, Inc.(3)	1,099	$181,368
TeamViewer AG(3)	267	13,847
		4,773,228
Specialty Retail — 0.5%
Advance Auto Parts, Inc.	2,578	384,483
American Eagle Outfitters, Inc.	1,079	24,483
Arko Corp.(3)	1,570	14,522
Burlington Stores, Inc.(3)	843	209,823
Carvana Co.(3)	275	71,827
Five Below, Inc.(3)	696	122,308
Home Depot, Inc. (The)	1,466	397,022
JD Sports Fashion plc(3)	1,282	13,101
Kingfisher plc(3)	35,761	135,910
Leslie's, Inc.(3)	708	20,249
Lithia Motors, Inc., Class A	618	196,944
Michaels Cos., Inc. (The)(3)(4)	1,669	25,869
Musti Group Oyj(3)	229	7,160
National Vision Holdings, Inc.(3)	592	27,451
Nextage Co. Ltd.	200	2,836
Pets at Home Group plc	5,186	28,503
TJX Cos., Inc. (The)	3,551	227,406
Watches of Switzerland Group plc(3)	1,924	16,842
WH Smith plc(3)	1,063	22,250
		1,948,989
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	10,718	1,414,347
HP, Inc.	12,797	311,479
		1,725,826
Textiles, Apparel and Luxury Goods — 0.3%
ANTA Sports Products Ltd.	6,000	99,970
Asics Corp.	200	3,519
Canada Goose Holdings, Inc.(3)(4)	371	12,409
Capri Holdings Ltd.(3)	898	37,411
Crocs, Inc.(3)	898	62,878
Dr. Martens plc(3)	2,286	14,095
lululemon athletica, Inc.(3)	527	173,214
LVMH Moet Hennessy Louis Vuitton SE	216	130,419
NIKE, Inc., Class B	2,228	297,638
Pandora A/S	172	16,589
Puma SE(3)	1,154	113,080
VF Corp.	1,341	103,083
		1,064,305
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.	10,101	125,454
NMI Holdings, Inc., Class A(3)	1,109	23,522
		148,976
Trading Companies and Distributors — 0.2%
AddTech AB, B Shares	1,052	13,978
Applied Industrial Technologies, Inc.	627	44,135
Ashtead Group plc	1,769	89,397
Diploma plc	1,001	31,761
Electrocomponents plc	3,375	40,527
21

		Shares/Principal Amount	Value
Grafton Group plc		679	$8,036
Howden Joinery Group plc(3)		2,479	22,785
MSC Industrial Direct Co., Inc., Class A		3,626	281,269
Seven Group Holdings Ltd.(4)		2,587	44,006
W.W. Grainger, Inc.		323	117,698
Yamazen Corp.		2,500	23,556
			717,148
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., Class B		5,130	231,517
TOTAL COMMON STOCKS (Cost $58,307,566)			83,559,726
SOVEREIGN GOVERNMENTS AND AGENCIES — 7.0%
Australia — 0.6%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,012,000	839,121
Australia Government Bond, 3.00%, 3/21/47	AUD	1,655,000	1,506,821
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	249,917
			2,595,859
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(5)	EUR	126,000	164,318
Republic of Austria Government Bond, 0.75%, 10/20/26(5)	EUR	140,000	183,377
Republic of Austria Government Bond, 4.15%, 3/15/37(5)	EUR	101,000	208,155
			555,850
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(5)	EUR	47,000	102,707
Canada — 0.4%
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	302,000	242,719
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	684,000	587,398
Province of Quebec Canada, 3.00%, 9/1/23	CAD	460,000	384,922
Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	387,100
Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	38,251
Province of Quebec Canada, 3.50%, 12/1/48	CAD	102,000	100,627
			1,741,017
China — 1.4%
China Government Bond, 2.64%, 8/13/22	CNY	18,500,000	2,859,381
China Government Bond, 3.25%, 6/6/26	CNY	550,000	86,217
China Government Bond, 3.29%, 5/23/29	CNY	400,000	62,448
China Government Bond, 3.39%, 3/16/50	CNY	18,340,000	2,651,278
			5,659,324
Colombia†
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	140,250
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,100,000	105,045
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	517,000	90,218
Denmark Government Bond, 4.50%, 11/15/39	DKK	260,000	79,611
			169,829
Finland — 0.6%
Finland Government Bond, 4.00%, 7/4/25(5)	EUR	173,000	254,321
Finland Government Bond, 0.125%, 4/15/36(5)	EUR	1,750,000	2,197,422
			2,451,743
France — 0.4%
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	1,170,000	1,802,790
22

		Shares/Principal Amount	Value
Indonesia — 0.1%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	3,000,000,000	$242,353
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	196,000	268,309
Italy — 0.4%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	340,328
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	1,290,666
			1,630,994
Japan — 1.9%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	31,500,000	307,329
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	161,750,000	2,046,703
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,910,899
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	39,200,000	446,050
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	313,550,000	3,381,606
			8,092,587
Malaysia — 0.1%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	785,000	210,138
Mexico — 0.2%
Mexican Bonos, 6.50%, 6/9/22	MXN	7,800,000	392,019
Mexico Government International Bond, 4.15%, 3/28/27		$400,000	458,254
			850,273
Netherlands — 0.2%
Netherlands Government Bond, 0.00%, 1/15/22(5)(6)	EUR	95,000	116,019
Netherlands Government Bond, 0.50%, 7/15/26(5)	EUR	401,000	518,273
Netherlands Government Bond, 2.75%, 1/15/47(5)	EUR	63,000	133,948
			768,240
Norway — 0.1%
Norway Government Bond, 2.00%, 5/24/23(5)	NOK	360,000	43,601
Norway Government Bond, 1.75%, 2/17/27(5)	NOK	1,510,000	186,334
			229,935
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	650,000	193,367
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	4,500,000	63,172
Singapore — 0.1%
Singapore Government Bond, 3.125%, 9/1/22	SGD	288,000	226,457
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(5)	EUR	5,000	6,899
Spain Government Bond, 1.60%, 4/30/25(5)	EUR	164,000	216,540
Spain Government Bond, 5.15%, 10/31/28(5)	EUR	16,000	27,353
Spain Government Bond, 5.15%, 10/31/44(5)	EUR	30,000	70,953
			321,745
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	253,000	313,742
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	89,000	142,928
			456,670
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	3,450,000	123,847
Thailand Government Bond, 3.85%, 12/12/25	THB	9,350,000	359,475
			483,322
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $26,464,612)			29,361,976
23

		Shares/Principal Amount	Value
CORPORATE BONDS —6.2%
Aerospace and Defense — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(5)		$25,000	$26,229
Howmet Aerospace, Inc., 5.125%, 10/1/24		50,000	55,068
Raytheon Technologies Corp., 5.70%, 4/15/40		75,000	106,481
TransDigm, Inc., 4.625%, 1/15/29(5)		234,000	232,685
			420,463
Airlines†
United Airlines Holdings, Inc., 5.00%, 2/1/24		45,000	44,479
Automobiles — 0.2%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	40,000	49,203
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	63,188
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		$240,000	244,800
General Motors Co., 5.15%, 4/1/38		100,000	121,056
General Motors Financial Co., Inc., 3.20%, 7/6/21		190,000	191,735
			669,982
Banks — 1.1%
Akbank T.A.S., 5.00%, 10/24/22		50,000	50,958
Avi Funding Co. Ltd., 3.80%, 9/16/25(5)		102,000	114,126
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	262,588
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	147,537
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	200,000	248,188
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	122,788
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	100,000	126,802
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	100,000	127,094
Citigroup, Inc., VRN, 3.52%, 10/27/28		$210,000	235,830
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	282,465
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	120,000	162,655
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	100,000	122,333
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	162,659
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	351,000	462,214
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	400,000	510,427
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	62,000	114,688
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/30	GBP	90,000	148,002
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	300,000	400,820
Intercorp Financial Services, Inc., 4.125%, 10/19/27(5)		$125,000	134,654
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	250,000	334,890
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	138,724
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	100,000	138,376
Wells Fargo & Co., 4.125%, 8/15/23		$100,000	108,871
Woori Bank, MTN, 4.75%, 4/30/24		61,000	67,740
			4,725,429
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		180,000	226,224
Biotechnology — 0.1%
AbbVie, Inc., 4.55%, 3/15/35		80,000	99,078
AbbVie, Inc., 4.40%, 11/6/42		130,000	159,858
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	259,381
			518,317
Capital Markets — 0.2%
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	100,000	143,114
24

		Shares/Principal Amount	Value
Criteria Caixa SA, MTN, 1.50%, 5/10/23	EUR	100,000	$125,480
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	70,929
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		$175,000	194,868
MDGH - GMTN B.V., 3.25%, 4/28/22(5)		41,000	42,432
SURA Asset Management SA, 4.375%, 4/11/27		40,000	45,093
			621,916
Chemicals†
Equate Petrochemical BV, 4.25%, 11/3/26(5)		34,000	37,649
Tronox Finance plc, 5.75%, 10/1/25(5)		10,000	10,275
			47,924
Consumer Finance — 0.2%
Capital One Financial Corp., 3.80%, 1/31/28		190,000	216,708
Navient Corp., 4.875%, 3/15/28(7)		540,000	535,950
			752,658
Containers and Packaging†
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(5)		10,000	10,135
Sealed Air Corp., 5.125%, 12/1/24(5)		25,000	27,683
			37,818
Diversified Financial Services — 1.1%
Fiore Capital LLC, VRDN, 0.18%, 2/4/21 (LOC: Wells Fargo Bank N.A.)		1,500,000	1,500,000
Gulf Gate Apartments LLC, VRN, 0.12%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(8)		3,000,000	3,000,000
			4,500,000
Diversified Telecommunication Services — 0.4%
Altice France SA, 7.375%, 5/1/26(5)		35,000	36,652
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	142,777
AT&T, Inc., 3.55%, 9/15/55(5)		$62,000	59,459
AT&T, Inc., 3.80%, 12/1/57(5)		199,000	199,287
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	50,000	70,210
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	50,113
Hughes Satellite Systems Corp., 5.25%, 8/1/26		$25,000	27,798
Level 3 Financing, Inc., 3.625%, 1/15/29(5)		240,000	239,253
Lumen Technologies, Inc., 5.80%, 3/15/22		5,000	5,231
Ooredoo International Finance Ltd., 3.75%, 6/22/26(5)		61,000	68,167
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	136,141
Turk Telekomunikasyon AS, 4.875%, 6/19/24(5)		$80,000	83,247
Verizon Communications, Inc., 4.40%, 11/1/34		285,000	348,822
			1,467,157
Electric Utilities — 0.2%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		80,000	87,986
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		70,000	80,821
Duke Energy Carolinas LLC, 3.20%, 8/15/49		190,000	207,119
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	93,216
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	11,125
Exelon Corp., 4.45%, 4/15/46		30,000	36,913
Greenko Investment Co., 4.875%, 8/16/23(5)		41,000	41,965
Israel Electric Corp. Ltd., 6.875%, 6/21/23(5)		41,000	46,432
MidAmerican Energy Co., 4.40%, 10/15/44		40,000	50,795
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(5)		50,000	55,625
25

		Shares/Principal Amount	Value
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		$30,000	$34,298
SSE plc, VRN, 2.375%, 4/1/21	EUR	100,000	121,819
			868,114
Equity Real Estate Investment Trusts (REITs)†
Equinix, Inc., 5.375%, 5/15/27		$20,000	21,714
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		20,000	21,876
Iron Mountain, Inc., 4.875%, 9/15/27(5)		20,000	20,958
Kilroy Realty LP, 3.80%, 1/15/23		100,000	104,908
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		20,000	21,493
			190,949
Food and Staples Retailing†
Kroger Co. (The), 3.875%, 10/15/46		50,000	57,196
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	75,108
			132,304
Food Products — 0.2%
B&G Foods, Inc., 5.25%, 4/1/25		$20,000	20,560
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(5)		30,000	30,971
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(5)		70,000	73,101
MHP SE, 7.75%, 5/10/24(5)		51,000	55,858
Minerva Luxembourg SA, 5.875%, 1/19/28(5)		30,000	31,978
Pilgrim's Pride Corp., 5.75%, 3/15/25(5)		70,000	71,670
Post Holdings, Inc., 5.00%, 8/15/26(5)		40,000	41,331
Post Holdings, Inc., 4.625%, 4/15/30(5)		420,000	435,842
			761,311
Gas Utilities†
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24		82,000	90,308
Health Care Providers and Services — 0.3%
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(5)		14,000	15,269
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(5)		35,000	31,872
CVS Health Corp., 4.30%, 3/25/28		74,000	86,983
CVS Health Corp., 4.78%, 3/25/38		60,000	74,311
DaVita, Inc., 4.625%, 6/1/30(5)		370,000	388,850
Team Health Holdings, Inc., 6.375%, 2/1/25(5)		10,000	9,050
Tenet Healthcare Corp., 6.75%, 6/15/23		40,000	43,440
Tenet Healthcare Corp., 5.125%, 5/1/25		50,000	50,719
Tenet Healthcare Corp., 6.125%, 10/1/28(5)		450,000	470,862
			1,171,356
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(5)		168,000	171,644
Boyd Gaming Corp., 6.375%, 4/1/26		25,000	25,956
Golden Nugget, Inc., 6.75%, 10/15/24(5)		30,000	30,107
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(5)(7)		207,000	205,088
McDonald's Corp., MTN, 4.70%, 12/9/35		40,000	51,238
MGM Resorts International, 6.00%, 3/15/23		30,000	32,063
MGM Resorts International, 4.625%, 9/1/26		8,000	8,355
Penn National Gaming, Inc., 5.625%, 1/15/27(5)		35,000	36,867
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(5)		55,000	56,734
			618,052
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		280,000	308,934
26

		Shares/Principal Amount	Value
Meritage Homes Corp., 5.125%, 6/6/27		$40,000	$45,040
Toll Brothers Finance Corp., 4.35%, 2/15/28		80,000	89,085
			443,059
Industrial Conglomerates — 0.1%
General Electric Co., 4.35%, 5/1/50		330,000	381,820
Insurance — 0.1%
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	200,000	280,081
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(5)		$61,000	66,785
Internet and Direct Marketing Retail†
Alibaba Group Holding Ltd., 2.80%, 6/6/23		140,000	146,586
IT Services†
International Business Machines Corp., 1.75%, 3/7/28	EUR	100,000	135,893
Media — 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(5)		$30,000	31,584
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(5)		380,000	389,861
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		20,000	27,394
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50		180,000	205,146
CSC Holdings LLC, 5.50%, 5/15/26(5)		25,000	25,961
DISH DBS Corp., 6.75%, 6/1/21		25,000	25,408
Gray Television, Inc., 5.875%, 7/15/26(5)		40,000	41,575
Lamar Media Corp., 3.75%, 2/15/28		400,000	406,634
TEGNA, Inc., 5.50%, 9/15/24(5)		13,000	13,248
TEGNA, Inc., 4.625%, 3/15/28(5)		375,000	380,340
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	132,132
			1,679,283
Metals and Mining — 0.1%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(5)		$20,000	20,787
First Quantum Minerals Ltd., 7.25%, 4/1/23		50,000	51,145
First Quantum Minerals Ltd., 6.50%, 3/1/24(5)		110,000	112,521
Nexa Resources SA, 5.375%, 5/4/27		92,000	100,901
Teck Resources Ltd., 6.25%, 7/15/41		180,000	230,164
Vedanta Resources Ltd., 6.125%, 8/9/24(5)		87,000	65,902
			581,420
Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(5)		82,000	86,013
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(5)		61,000	64,485
Centrica plc, VRN, 5.25%, 4/10/75	GBP	100,000	149,159
Dominion Energy, Inc., 4.90%, 8/1/41		$70,000	89,618
NiSource, Inc., 5.65%, 2/1/45		70,000	98,216
Sempra Energy, 3.25%, 6/15/27		80,000	89,076
			576,567
Oil, Gas and Consumable Fuels — 0.5%
Antero Resources Corp., 7.625%, 2/1/29(5)		153,000	156,682
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		25,000	24,813
Ecopetrol SA, 5.875%, 5/28/45		130,000	147,667
Energy Transfer Operating LP, 3.60%, 2/1/23		14,000	14,642
27

		Shares/Principal Amount	Value
Enterprise Products Operating LLC, 4.85%, 3/15/44		$220,000	$267,364
Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(5)		56,000	59,326
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(5)		56,000	79,383
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		200,000	260,643
MEG Energy Corp., 6.50%, 1/15/25(5)		21,000	21,658
MEG Energy Corp., 5.875%, 2/1/29(5)(7)		160,000	159,200
MPLX LP, 4.875%, 6/1/25		30,000	34,456
MPLX LP, 4.50%, 4/15/38		40,000	44,769
MPLX LP, 5.20%, 3/1/47		20,000	23,830
Ovintiv, Inc., 6.50%, 2/1/38		50,000	59,652
Petroleos Mexicanos, 6.50%, 3/13/27		55,000	57,021
QEP Resources, Inc., 5.375%, 10/1/22		50,000	51,969
SM Energy Co., 5.00%, 1/15/24		25,000	23,250
Southwestern Energy Co., 6.45%, 1/23/25		35,000	36,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23		45,000	45,338
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25		20,000	20,567
TOTAL SE, MTN, VRN, 2.25%, 2/26/21	EUR	100,000	121,684
Williams Cos., Inc. (The), 4.55%, 6/24/24		$170,000	189,577
			1,900,241
Pharmaceuticals†
Bausch Health Cos., Inc., 6.125%, 4/15/25(5)		85,000	87,173
Real Estate Management and Development — 0.1%
Howard Hughes Corp. (The), 4.375%, 2/1/31(5)(7)		292,000	291,937
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		90,000	120,992
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		16,000	20,636
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		40,000	49,797
United Rentals North America, Inc., 5.50%, 5/15/27		15,000	16,057
			207,482
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.35%, 4/15/50		130,000	146,060
PetSmart, Inc., 5.875%, 6/1/25(5)		10,000	10,319
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		60,000	60,938
			217,317
Technology Hardware, Storage and Peripherals†
Dell International LLC / EMC Corp., 7.125%, 6/15/24(5)		70,000	72,772
Western Digital Corp., 4.75%, 2/15/26		20,000	22,158
			94,930
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(5)		30,000	30,420
Transportation Infrastructure†
Rumo Luxembourg Sarl, 7.375%, 2/9/24		70,000	72,695
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(5)		97,000	103,451
Millicom International Cellular SA, 5.125%, 1/15/28(5)		102,000	107,909
Sprint Corp., 7.25%, 9/15/21		85,000	87,911
Sprint Corp., 7.875%, 9/15/23		35,000	40,469
Sprint Corp., 7.125%, 6/15/24		70,000	81,711
T-Mobile USA, Inc., 4.75%, 2/1/28		185,000	197,830
28

	Shares/Principal Amount	Value
T-Mobile USA, Inc., 2.625%, 2/15/29	$257,000	$258,254
		877,535
TOTAL CORPORATE BONDS (Cost $24,642,499)		25,935,985
MUNICIPAL SECURITIES — 2.3%
Alaska Housing Finance Corp. Rev., VRDN, 0.04%, 2/1/21 (SBBPA: FHLB)	100,000	100,000
Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	162,542
California Infrastructure & Economic Development Bank Rev., (Morningstar Enterprises LLC), VRDN, 0.09%, 2/4/21 (LOC: Wells Fargo Bank N.A.)	100,000	100,000
Maricopa County Industrial Development Authority Rev., (San Clemente Apartments LP), VRDN, 0.10%, 2/4/21 (LOC: FNMA)(LIQ FAC: FNMA)	100,000	100,000
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	30,000	42,952
Michigan Finance Authority Rev., 4.00%, 8/20/21 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,553,875
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.01%, 2/1/21 (GA: Chevron Corp.)	150,000	150,000
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	167,420
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	14,673
New York City GO, 6.27%, 12/1/37	40,000	60,092
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	134,691
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	69,701
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	150,000	209,071
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	180,000	259,704
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	104,497
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	105,000	134,177
State of California GO, 4.60%, 4/1/38	40,000	47,624
State of California GO, 7.55%, 4/1/39	30,000	52,081
State of California GO, 7.30%, 10/1/39	30,000	48,942
State of California GO, 7.60%, 11/1/40	65,000	116,333
State of New York Mortgage Agency Rev., VRDN, 0.02%, 2/1/21 (SBBPA: Barclays Bank plc)	270,000	270,000
State of Texas Rev., 4.00%, 8/26/21	2,880,000	2,944,598
State of Washington GO, 5.14%, 8/1/40	5,000	7,166
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 0.14%, 2/4/21 (LOC: Bank of America N.A.)	575,000	575,000
Tennis for Charity, Inc. Rev., VRDN, 0.09%, 2/4/21 (LOC: JPMorgan Chase Bank N.A.)	1,325,000	1,325,000
TOTAL MUNICIPAL SECURITIES (Cost $9,273,539)		9,750,139
COLLATERALIZED LOAN OBLIGATIONS — 2.3%
Ares LVI CLO Ltd., Series 2020-56A, Class C, VRN, 2.61%, (3-month LIBOR plus 2.40%), 10/25/31(5)	425,000	426,302
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 1.77%, (3-month LIBOR plus 1.55%), 5/15/30(5)	400,000	402,741
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 1.82%, (3-month LIBOR plus 1.60%), 4/17/33(5)	550,000	545,526
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.67%, (3-month LIBOR plus 1.45%), 4/20/31(5)	400,000	388,168
29

	Shares/Principal Amount	Value
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.62%, (3-month LIBOR plus 1.40%), 4/17/31(5)	$450,000	$451,216
Dryden 50 Senior Loan Fund, Series 2017-50A, Class A1, VRN, 1.46%, (3-month LIBOR plus 1.22%), 7/15/30(5)	325,000	326,119
Dryden 72 CLO Ltd., Series 2019-72A, Class C, VRN, 2.87%, (3-month LIBOR plus 2.65%), 5/15/32(5)	375,000	378,869
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.29%, (3-month LIBOR plus 2.05%), 4/15/33(5)	300,000	299,865
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.39%, (3-month LIBOR plus 3.15%), 4/15/33(5)	150,000	151,155
Elmwood CLO V Ltd., Series 2020-2A, Class C, VRN, 2.97%, (3-month LIBOR plus 2.75%), 7/24/31(5)	500,000	506,379
Elmwood CLO VII Ltd., Series 2020-4A, Class C, VRN, 2.40%, (3-month LIBOR plus 2.25%), 1/17/34(5)	275,000	276,148
Flatiron CLO 20 Ltd., Series 2020-1A, Class C, VRN, 2.70%, (3-month LIBOR plus 2.45%), 11/20/33(5)	350,000	351,416
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 1.52%, (3-month LIBOR plus 1.30%), 10/20/32(5)	450,000	452,846
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.34%, (3-month LIBOR plus 1.12%), 7/20/31(5)	250,000	251,146
Kayne CLO 9 Ltd., Series 2020-9A, Class C, VRN, 2.84%, (3-month LIBOR plus 2.60%), 1/15/34(5)	350,000	352,912
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.82%, (3-month LIBOR plus 1.60%), 7/20/31(5)	450,000	444,458
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 1.84%, (3-month LIBOR plus 1.60%), 1/15/33(5)	350,000	351,923
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.74%, (3-month LIBOR plus 1.50%), 4/15/31(5)	400,000	399,047
Magnetite XIV-R Ltd., Series 2015-14RA, Class B, VRN, 1.82%, (3-month LIBOR plus 1.60%), 10/18/31(5)	375,000	371,694
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 2.35%, (3-month LIBOR plus 2.10%), 1/25/32(5)	350,000	352,726
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class C1, VRN, 2.82%, (3-month LIBOR plus 2.60%), 1/20/33(5)	275,000	279,497
OHA Credit Funding 7 Ltd., Series 2020-7A, Class B, VRN, 1.92%, (3-month LIBOR plus 1.70%), 10/19/32(5)	350,000	352,632
Parallel Ltd., Series 2020-1A, Class A1, VRN, 2.05%, (3-month LIBOR plus 1.83%), 7/20/31(5)	400,000	402,945
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.69%, (3-month LIBOR plus 2.45%), 10/15/32(5)	325,000	326,906
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.60%, (3-month LIBOR plus 2.35%), 1/20/32(5)	325,000	326,031
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.92%, (3-month LIBOR plus 1.70%), 4/18/33(5)	500,000	504,146
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,612,016)		9,672,813
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 2.94%, (12-month LIBOR plus 1.87%), 7/1/36	5,886	6,228
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.14%), 10/1/36	18,471	19,595
FHLMC, VRN, 3.13%, (1-year H15T1Y plus 2.26%), 4/1/37	52,303	55,426
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.76%), 9/1/40	15,506	16,187
30

	Shares/Principal Amount	Value
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	$12,053	$12,702
FHLMC, VRN, 3.04%, (12-month LIBOR plus 1.86%), 7/1/41	38,259	40,402
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	8,521	8,743
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	181	182
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.65%), 6/1/43	4,273	4,300
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	26,164	27,302
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	38,068	39,718
FNMA, VRN, 1.87%, (6-month LIBOR plus 1.54%), 9/1/35	6,038	6,293
FNMA, VRN, 2.65%, (1-year H15T1Y plus 2.16%), 3/1/38	36,965	39,043
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	6,942	7,214
FNMA, VRN, 2.28%, (12-month LIBOR plus 1.85%), 3/1/40	9,109	9,560
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.77%), 10/1/40	16,068	16,748
		309,643
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.1%
FHLMC, 8.00%, 7/1/30	1,050	1,276
FHLMC, 6.50%, 5/1/31	6,538	7,354
FHLMC, 5.50%, 12/1/33	45,570	52,363
FHLMC, 5.50%, 1/1/38	63,346	74,200
FHLMC, 6.00%, 2/1/38	87,077	104,837
FHLMC, 6.00%, 11/1/38	66,459	78,589
FNMA, 7.00%, 6/1/26	140	155
FNMA, 6.50%, 6/1/29	7,659	8,610
FNMA, 7.00%, 7/1/29	367	368
FNMA, 7.00%, 3/1/30	2,461	2,723
FNMA, 7.50%, 9/1/30	1,789	2,108
FNMA, 6.50%, 9/1/31	12,983	14,599
FNMA, 7.00%, 9/1/31	3,674	3,905
FNMA, 6.50%, 1/1/32	2,283	2,568
FNMA, 5.50%, 6/1/33	41,110	47,828
FNMA, 5.50%, 8/1/33	203,000	236,686
FNMA, 5.50%, 9/1/33	53,890	62,742
FNMA, 5.00%, 11/1/33	170,397	196,983
FNMA, 5.50%, 1/1/34	113,583	132,147
FNMA, 3.50%, 3/1/34	87,384	94,295
FNMA, 5.00%, 2/1/36	145,007	168,430
FNMA, 5.50%, 4/1/36	25,367	29,641
FNMA, 5.00%, 10/1/36	6,766	7,489
FNMA, 5.50%, 12/1/36	49,636	57,966
FNMA, 5.50%, 1/1/37	179,248	209,449
FNMA, 6.50%, 8/1/37	24,852	28,845
FNMA, 5.00%, 4/1/40	289,252	336,201
FNMA, 5.00%, 6/1/41	228,900	265,572
FNMA, 6.50%, 8/1/47	9,046	9,823
FNMA, 6.50%, 9/1/47	18,251	19,752
FNMA, 6.50%, 9/1/47	880	954
FNMA, 6.50%, 9/1/47	9,634	10,419
GNMA, 7.00%, 1/15/24	314	329
GNMA, 8.00%, 7/15/24	2,333	2,395
GNMA, 8.00%, 9/15/24	750	753
GNMA, 9.00%, 4/20/25	358	393
GNMA, 7.00%, 9/15/25	3,367	3,418
GNMA, 7.50%, 10/15/25	2,581	2,622
31

	Shares/Principal Amount	Value
GNMA, 7.50%, 2/15/26	$6,165	$6,749
GNMA, 8.25%, 7/15/26	16,013	16,280
GNMA, 7.00%, 12/15/27	10,544	10,588
GNMA, 6.50%, 2/15/28	1,653	1,843
GNMA, 6.50%, 3/15/28	6,763	7,537
GNMA, 6.50%, 4/15/28	369	411
GNMA, 6.00%, 10/15/28	10,047	11,317
GNMA, 7.00%, 5/15/31	3,714	4,409
GNMA, 5.50%, 11/15/32	25,541	29,494
GNMA, 6.50%, 10/15/38	294,633	345,601
GNMA, 4.50%, 5/20/41	208,180	233,292
GNMA, 4.50%, 6/15/41	125,010	142,787
GNMA, 3.50%, 6/20/42	181,419	197,327
GNMA, 3.50%, 4/20/45	47,826	51,288
GNMA, 2.50%, 2/20/47	33,310	35,335
UMBS, 2.50%, TBA	5,200,000	5,479,703
		8,852,748
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $8,780,710)		9,162,391
COMMERCIAL PAPER(9) — 2.0%
Nordea Bank Abp, 0.19%, 7/13/21(5)	1,950,000	1,948,659
Ridgefield Funding Co. LLC, 0.23%, 4/6/21(5)	1,100,000	1,099,732
Royal Bank of Canada (New York), VRN, 0.22%, (3-month LIBOR plus 0.01%), 1/27/22	775,000	775,114
Toronto-Dominion Bank (The), 0.20%, 3/12/21(5)	2,300,000	2,299,708
Yale University, 0.16%, 4/7/21(5)	2,215,000	2,214,548
TOTAL COMMERCIAL PAPER (Cost $8,336,744)		8,337,761
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Private Sponsor Collateralized Mortgage Obligations — 0.2%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.10%, 11/25/34	259,178	258,495
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.22%, 8/25/34	89,337	90,872
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.78%, (1-month LIBOR plus 3.65%), 2/25/40(5)	200,000	207,932
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(5)	27,712	28,133
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.94%, 10/25/29(5)	109,797	113,633
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(5)	75,999	76,320
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(5)	40,343	41,507
		816,892
U.S. Government Agency Collateralized Mortgage Obligations — 1.2%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.38%, (1-month LIBOR plus 4.25%), 11/25/23	265,327	267,907
FHLMC, Series 2014-DN2, Class M3, VRN, 3.73%, (1-month LIBOR plus 3.60%), 4/25/24	228,537	228,835
FHLMC, Series 2014-HQ2, Class M3, VRN, 3.88%, (1-month LIBOR plus 3.75%), 9/25/24	803,802	831,405
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.13%, (1-month LIBOR plus 5.00%), 12/25/28	461,384	486,512
32

	Shares/Principal Amount	Value
FHLMC, Series 2016-HQA3, Class M2, VRN, 1.48%, (1-month LIBOR plus 1.35%), 3/25/29	$3,205	$3,212
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.03%, (1-month LIBOR plus 3.90%), 4/25/29	1,074,699	1,118,335
FNMA, Series 2014-C02, Class 1M2, VRN, 2.73%, (1-month LIBOR plus 2.60%), 5/25/24	197,608	195,275
FNMA, Series 2014-C02, Class 2M2, VRN, 2.73%, (1-month LIBOR plus 2.60%), 5/25/24	348,936	353,892
FNMA, Series 2015-C03, Class 1M2, VRN, 5.13%, (1-month LIBOR plus 5.00%), 7/25/25	492,615	507,176
FNMA, Series 2015-C04, Class 1M2, VRN, 5.83%, (1-month LIBOR plus 5.70%), 4/25/28	184,159	196,411
FNMA, Series 2016-C03, Class 2M2, VRN, 6.03%, (1-month LIBOR plus 5.90%), 10/25/28	114,433	120,895
FNMA, Series 2017-C03, Class 1M2, VRN, 3.13%, (1-month LIBOR plus 3.00%), 10/25/29	122,402	125,328
FNMA, Series 2017-C06, Class 2M2, VRN, 2.93%, (1-month LIBOR plus 2.80%), 2/25/30	46,423	47,239
FNMA, Series 2017-C07, Class 1M2, VRN, 2.53%, (1-month LIBOR plus 2.40%), 5/25/30	596,755	602,826
		5,085,248
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,552,281)		5,902,140
ASSET-BACKED SECURITIES — 1.0%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(5)	97,893	100,571
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 9/17/25(5)	400,000	405,437
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(5)	1,300,000	1,330,499
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(5)	433,686	453,200
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(5)	42,366	42,704
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(5)	130,844	134,302
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(5)	100,000	100,644
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(5)	263,093	273,990
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(5)	423,905	450,961
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(5)	206,031	207,346
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(5)	164,717	168,572
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(5)	277,351	291,674
TOTAL ASSET-BACKED SECURITIES (Cost $3,823,803)		3,959,900
PREFERRED STOCKS — 0.4%
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 3.00%	300,000	374,155
Electric Utilities — 0.1%
Enel SpA, 2.25%	300,000	381,795
33

	Shares/Principal Amount	Value
Insurance — 0.1%
Allianz SE, 3.375%	200,000	$265,528
Credit Agricole Assurances SA, 4.25%	100,000	134,399
Intesa Sanpaolo Vita SpA, 4.75%	200,000	262,818
		662,745
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	300,000	387,092
TOTAL PREFERRED STOCKS (Cost $1,762,109)		1,805,787
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI EAFE Value ETF	4,115	193,117
iShares Russell Mid-Cap Value ETF	7,233	699,648
SPDR S&P 500 ETF Trust	661	244,616
TOTAL EXCHANGE-TRADED FUNDS (Cost $987,187)		1,137,381
TEMPORARY CASH INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $16,248,618)	16,248,618	16,248,618
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(10)†
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $151,078)	151,078	151,078
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $364,203,713)		425,890,727
OTHER ASSETS AND LIABILITIES — (1.6)%		(6,685,287)
TOTAL NET ASSETS — 100.0%		$419,205,440

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,536,478	AUD	3,440,011	UBS AG	3/17/21	$(93,199)
BRL	2,598,867	USD	496,403	Goldman Sachs & Co.	3/17/21	(21,976)
USD	499,859	BRL	2,598,867	Goldman Sachs & Co.	3/17/21	25,432
CAD	4,065	USD	3,185	Morgan Stanley	3/31/21	(6)
CAD	3,794	USD	2,995	Morgan Stanley	3/31/21	(27)
CAD	5,578	USD	4,396	Morgan Stanley	3/31/21	(33)
CAD	35,818	USD	28,402	Morgan Stanley	3/31/21	(388)
CAD	4,757	USD	3,740	Morgan Stanley	3/31/21	(20)
CAD	4,094	USD	3,183	Morgan Stanley	3/31/21	19
CAD	12,569	USD	9,846	Morgan Stanley	3/31/21	(16)
USD	412,566	CAD	534,094	Morgan Stanley	3/17/21	(5,150)
USD	211,324	CAD	269,184	Morgan Stanley	3/31/21	789
USD	109,133	CAD	139,014	Morgan Stanley	3/31/21	407
USD	3,880	CAD	4,985	Morgan Stanley	3/31/21	(19)
USD	3,321	CAD	4,217	Morgan Stanley	3/31/21	23
USD	3,271	CAD	4,160	Morgan Stanley	3/31/21	18
USD	2,933	CAD	3,723	Morgan Stanley	3/31/21	21
USD	234,362	CHF	210,401	Morgan Stanley	3/17/21	(2,140)
USD	520,623	CHF	461,834	UBS AG	3/17/21	1,496
CLP	13,147,334	USD	17,408	Goldman Sachs & Co.	3/17/21	493
34

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,084,962	CNY	20,390,057	Goldman Sachs & Co.	3/17/21	$(65,767)
COP	1,278,900,611	USD	357,210	Goldman Sachs & Co.	3/17/21	567
COP	891,751,840	USD	245,189	Goldman Sachs & Co.	3/17/21	4,282
USD	316,886	COP	1,127,768,255	Goldman Sachs & Co.	3/17/21	1,389
USD	316,275	CZK	6,892,229	UBS AG	3/17/21	(5,138)
USD	14,768	DKK	90,938	Goldman Sachs & Co.	3/17/21	(82)
EUR	251,199	USD	305,818	JPMorgan Chase Bank N.A.	2/17/21	(877)
EUR	16,044	USD	19,572	Credit Suisse AG	3/31/21	(77)
EUR	16,230	USD	19,922	Credit Suisse AG	3/31/21	(200)
EUR	3,802	USD	4,615	Credit Suisse AG	3/31/21	5
EUR	13,385	USD	16,277	Credit Suisse AG	3/31/21	(13)
EUR	13,914	USD	16,880	Credit Suisse AG	3/31/21	28
EUR	3,968	USD	4,813	Credit Suisse AG	3/31/21	8
EUR	5,919	USD	7,192	Credit Suisse AG	3/31/21	—
USD	5,374,705	EUR	4,424,718	JPMorgan Chase Bank N.A.	2/17/21	3,350
USD	580,594	EUR	472,835	Credit Suisse AG	3/31/21	6,052
USD	155,236	EUR	126,424	Credit Suisse AG	3/31/21	1,618
USD	4,509	EUR	3,687	Credit Suisse AG	3/31/21	29
USD	13,926	EUR	11,342	Credit Suisse AG	3/31/21	144
USD	5,192	EUR	4,216	Credit Suisse AG	3/31/21	70
USD	13,468	EUR	10,927	Credit Suisse AG	3/31/21	190
USD	24,977	EUR	20,495	Credit Suisse AG	3/31/21	74
USD	3,949	EUR	3,240	Credit Suisse AG	3/31/21	12
USD	12,522	EUR	10,349	Credit Suisse AG	3/31/21	(53)
USD	16,798	EUR	13,840	Credit Suisse AG	3/31/21	(18)
USD	6,965	EUR	5,720	Credit Suisse AG	3/31/21	15
USD	7,008	EUR	5,753	Credit Suisse AG	3/31/21	18
GBP	329,340	USD	440,351	Bank of America N.A.	3/17/21	11,000
GBP	110,000	USD	147,333	Bank of America N.A.	3/17/21	3,418
GBP	13,609	USD	18,185	JPMorgan Chase Bank N.A.	3/31/21	467
GBP	15,267	USD	20,726	JPMorgan Chase Bank N.A.	3/31/21	199
GBP	26,048	USD	35,795	JPMorgan Chase Bank N.A.	3/31/21	(94)
USD	210,609	GBP	154,848	Bank of America N.A.	3/17/21	(1,606)
USD	703,937	GBP	522,750	JPMorgan Chase Bank N.A.	3/31/21	(12,539)
USD	18,505	GBP	13,590	JPMorgan Chase Bank N.A.	3/31/21	(121)
USD	18,741	GBP	13,744	JPMorgan Chase Bank N.A.	3/31/21	(96)
USD	29,768	GBP	21,935	JPMorgan Chase Bank N.A.	3/31/21	(297)
HUF	9,072,752	USD	30,647	UBS AG	3/17/21	179
USD	110,851	IDR	1,578,303,010	Goldman Sachs & Co.	3/17/21	(1,069)
ILS	750,861	USD	230,368	UBS AG	3/17/21	(1,512)
USD	292,464	ILS	960,514	UBS AG	3/17/21	(293)
USD	280,783	ILS	909,455	UBS AG	3/17/21	3,589
JPY	55,096,700	USD	531,018	Bank of America N.A.	2/17/21	(4,940)
JPY	451,080	USD	4,376	Bank of America N.A.	3/31/21	(67)
JPY	523,074	USD	5,053	Bank of America N.A.	3/31/21	(56)
JPY	657,720	USD	6,355	Bank of America N.A.	3/31/21	(72)
JPY	839,610	USD	8,166	Bank of America N.A.	3/31/21	(145)
JPY	503,010	USD	4,893	Bank of America N.A.	3/31/21	(88)
JPY	578,340	USD	5,571	Bank of America N.A.	3/31/21	(46)
JPY	520,198	USD	5,022	Bank of America N.A.	3/31/21	(53)
JPY	442,260	USD	4,240	Bank of America N.A.	3/31/21	(16)
35

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,887,838	JPY	299,698,576	Bank of America N.A.	2/17/21	$26,240
USD	150,146	JPY	15,571,609	Bank of America N.A.	3/31/21	1,395
USD	178,473	JPY	18,509,400	Bank of America N.A.	3/31/21	1,658
USD	7,780	JPY	801,360	Bank of America N.A.	3/31/21	125
USD	5,810	JPY	602,797	Bank of America N.A.	3/31/21	51
USD	8,790	JPY	911,250	Bank of America N.A.	3/31/21	85
KRW	350,709,093	USD	318,563	Goldman Sachs & Co.	3/17/21	(4,958)
USD	130,971	KRW	145,043,345	Goldman Sachs & Co.	3/17/21	1,272
KZT	87,842,751	USD	202,100	Goldman Sachs & Co.	3/17/21	3,760
MXN	11,419,369	USD	562,220	UBS AG	3/17/21	(7,691)
MXN	5,276,253	USD	259,837	UBS AG	3/17/21	(3,620)
USD	457,795	MXN	9,127,067	UBS AG	3/17/21	14,581
MYR	282,769	USD	69,242	Goldman Sachs & Co.	3/17/21	415
USD	167,332	MYR	680,120	Goldman Sachs & Co.	3/17/21	(207)
NOK	2,582,981	USD	300,883	Goldman Sachs & Co.	3/17/21	657
NOK	37,642	USD	4,477	Goldman Sachs & Co.	3/31/21	(83)
USD	485,393	NOK	4,286,109	Goldman Sachs & Co.	3/17/21	(14,972)
USD	168,340	NOK	1,463,197	Goldman Sachs & Co.	3/31/21	(2,464)
USD	4,681	NOK	40,059	Goldman Sachs & Co.	3/31/21	5
NZD	769,951	USD	544,051	UBS AG	3/17/21	9,240
PEN	1,644,236	USD	455,795	Goldman Sachs & Co.	3/17/21	(3,780)
PEN	883,081	USD	246,567	Goldman Sachs & Co.	3/17/21	(3,800)
PEN	1,741,305	USD	485,151	Goldman Sachs & Co.	3/17/21	(6,451)
PEN	978,373	USD	271,168	Goldman Sachs & Co.	3/17/21	(2,204)
USD	658,189	PHP	31,723,794	UBS AG	3/17/21	(741)
USD	121,075	PLN	447,595	UBS AG	3/17/21	851
USD	64,082	RUB	4,895,219	Goldman Sachs & Co.	3/17/21	(358)
SEK	3,499,752	USD	412,252	Goldman Sachs & Co.	3/17/21	6,760
USD	131,334	SGD	176,011	Bank of America N.A.	3/17/21	(1,161)
USD	357,494	THB	10,815,542	Goldman Sachs & Co.	3/17/21	(3,820)
TRY	3,749,875	USD	459,431	UBS AG	3/17/21	43,862
TWD	19,182,042	USD	684,494	UBS AG	3/17/21	3,474
						$(94,787)

36

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Korean Treasury 10-Year Bonds	7	March 2021	$810,826	$(6,083)
U.K. Gilt 10-Year Bonds	14	March 2021	2,571,744	(2,324)
U.S. Treasury 10-Year Ultra Notes	13	March 2021	1,999,766	(29,279)
U.S. Treasury 2-Year Notes	83	March 2021	18,341,055	7,635
			$23,723,391	$(30,051)

^ Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	79	March 2021	$10,825,469	$6,849

^ Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 35	Sell	5.00%	12/20/25	$7,660,000	$680,003	$(14,004)	$665,999

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.
37

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	MXN	-	Mexican Peso
AUD	-	Australian Dollar	MYR	-	Malaysian Ringgit
BRL	-	Brazilian Real	NOK	-	Norwegian Krone
CAD	-	Canadian Dollar	NZD	-	New Zealand Dollar
CDX	-	Credit Derivatives Indexes	PEN	-	Peruvian Sol
CHF	-	Swiss Franc	PHP	-	Philippine Peso
CLP	-	Chilean Peso	PLN	-	Polish Zloty
CNY	-	Chinese Yuan	RUB	-	Russian Ruble
COP	-	Colombian Peso	SBBPA	-	Standby Bond Purchase Agreement
CVA	-	Certificaten Van Aandelen	SEK	-	Swedish Krona
CZK	-	Czech Koruna	SEQ	-	Sequential Payer
DKK	-	Danish Krone	SGD	-	Singapore Dollar
EUR	-	Euro	TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement	THB	-	Thai Baht
GBP		British Pound	TRY	-	Turkish Lira
GNMA	-	Government National Mortgage Association	TWD	-	Taiwanese Dollar
GO	-	General Obligation	UMBS	-	Uniform Mortgage-Backed Securities
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index	USD	-	United States Dollar
			VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge	VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note

†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $967,931.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $497,239. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(5)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $32,216,404, which represented 7.7% of total net assets.
(6)Security is a zero-coupon bond.
(7)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(8)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.7% of total net assets.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $528,040, which includes securities collateral of $376,962.
See Notes to Financial Statements.
38

Statement of Assets and Liabilities

JANUARY 31, 2021 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $254,367,747) — including $497,239 of securities on loan	$291,365,366
Investment securities - affiliated, at value (cost of $109,684,888)	134,374,283
Investment made with cash collateral received for securities on loan, at value (cost of $151,078)	151,078
Total investment securities, at value (cost of $364,203,713)	425,890,727
Cash	35,414
Foreign currency holdings, at value (cost of $69,114)	69,147
Foreign deposits with broker for futures contracts, at value (cost of $102,657)	106,470
Receivable for investments sold	5,906,160
Receivable for capital shares sold	374,083
Receivable for variation margin on futures contracts	9,906
Unrealized appreciation on forward foreign currency exchange contracts	179,832
Interest and dividends receivable	901,354
Securities lending receivable	619
433,473,712

Liabilities
Payable for collateral received for securities on loan	151,078
Payable for investments purchased	12,550,513
Payable for capital shares redeemed	999,660
Payable for variation margin on futures contracts	11,919
Payable for variation margin on swap agreements	5,642
Unrealized depreciation on forward foreign currency exchange contracts	274,619
Accrued management fees	236,457
Distribution and service fees payable	36,704
Accrued foreign taxes	1,680
14,268,272

Net Assets	$419,205,440

Net Assets Consist of:
Capital (par value and paid-in surplus)	$354,293,967
Distributable earnings	64,911,473
$419,205,440

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$157,675,165	26,500,867	$5.95
I Class, $0.01 Par Value	$31,819,992	5,345,678	$5.95
A Class, $0.01 Par Value	$86,638,299	14,577,128	$5.94*
C Class, $0.01 Par Value	$13,495,942	2,318,471	$5.82
R Class, $0.01 Par Value	$12,088,136	2,039,032	$5.93
R5 Class, $0.01 Par Value	$35,797,332	6,004,870	$5.96
R6 Class, $0.01 Par Value	$81,690,574	13,722,234	$5.95
*Maximum offering price $6.30 (net asset value divided by 0.9425).

See Notes to Financial Statements.
39

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,000,842
Income distributions from affiliated funds	1,041,160
Dividends (net of foreign taxes withheld of $13,259)	676,538
Securities lending, net	3,193
3,721,733

Expenses:
Management fees	1,826,671
Distribution and service fees:
A Class	103,017
C Class	77,126
R Class	28,497
Directors' fees and expenses	6,130
Other expenses	3,295
2,044,736
Fees waived(1)	(495,823)
1,548,913

Net investment income (loss)	2,172,820

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $2,787,798 from affiliated funds)	9,966,292
Forward foreign currency exchange contract transactions	(417,165)
Futures contract transactions	57,255
Swap agreement transactions	(22,161)
Foreign currency translation transactions	15,744
Capital gain distributions received from affiliated funds	87,264
9,687,229

Change in net unrealized appreciation (depreciation) on:
Investments (including $16,368,680 from affiliated funds and (increase) decrease in accrued foreign taxes of $(782))	23,626,473
Forward foreign currency exchange contracts	26,698
Futures contracts	(29,462)
Swap agreements	(14,004)
Translation of assets and liabilities in foreign currencies	7,520
23,617,225

Net realized and unrealized gain (loss)	33,304,454

Net Increase (Decrease) in Net Assets Resulting from Operations	$35,477,274

(1)Amount consists of $186,045, $36,809, $100,633, $18,836, $13,919, $43,309 and $96,272 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
40

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED) AND YEAR ENDED JULY 31, 2020
Increase (Decrease) in Net Assets	January 31, 2021	July 31, 2020
Operations
Net investment income (loss)	$2,172,820	$4,198,207
Net realized gain (loss)	9,687,229	32,620,321
Change in net unrealized appreciation (depreciation)	23,617,225	(7,309,756)
Net increase (decrease) in net assets resulting from operations	35,477,274	29,508,772

Distributions to Shareholders
From earnings:
Investor Class	(5,691,355)	(12,238,428)
I Class	(1,179,424)	(2,275,562)
A Class	(3,008,469)	(5,976,445)
C Class	(508,010)	(1,162,797)
R Class	(407,844)	(745,441)
R5 Class	(1,348,576)	(2,974,364)
R6 Class	(3,097,446)	(5,935,807)
Decrease in net assets from distributions	(15,241,124)	(31,308,844)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	13,778,642	(25,464,995)

Net increase (decrease) in net assets	34,014,792	(27,265,067)

Net Assets
Beginning of period	385,190,648	412,455,715
End of period	$419,205,440	$385,190,648

See Notes to Financial Statements.
41

Notes to Financial Statements

JANUARY 31, 2021 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Conservative Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

42

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

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Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

44

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$151,078	—	—	—	$151,078
Gross amount of recognized liabilities for securities lending transactions					$151,078
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended January 31, 2021, the investment advisor agreed to waive an additional 0.15% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2021 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	0.80% to 1.00%	1.00%	0.76%
I Class	0.60% to 0.80%	0.80%	0.56%
A Class	0.80% to 1.00%	1.00%	0.76%
C Class	0.80% to 1.00%	1.00%	0.76%
R Class	0.80% to 1.00%	1.00%	0.76%
R5 Class	0.60% to 0.80%	0.80%	0.56%
R6 Class	0.45% to 0.65%	0.65%	0.41%

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Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2021 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $162,684 and $2,410,102, respectively. The effect of interfund transactions on the Statement of Operations was $25,562 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2021 totaled $122,863,701, of which $70,532,032 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2021 totaled $129,543,018, of which $65,727,828 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	2,255,930	$13,270,980	3,089,007	$16,345,089
Issued in reinvestment of distributions	926,017	5,490,326	2,191,241	12,014,731
Redeemed	(2,229,770)	(13,106,233)	(8,234,700)	(45,168,135)
	952,177	5,655,073	(2,954,452)	(16,808,315)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	897,937	5,294,163	1,341,385	7,258,248
Issued in reinvestment of distributions	198,802	1,178,817	414,673	2,274,358
Redeemed	(700,034)	(4,097,438)	(1,961,383)	(10,657,011)
	396,705	2,375,542	(205,325)	(1,124,405)
A Class/Shares Authorized	270,000,000		270,000,000
Sold	1,677,603	9,906,259	2,678,884	14,641,649
Issued in reinvestment of distributions	498,759	2,955,642	1,057,771	5,797,946
Redeemed	(1,422,880)	(8,347,060)	(5,237,372)	(28,714,839)
	753,482	4,514,841	(1,500,717)	(8,275,244)
C Class/Shares Authorized	70,000,000		70,000,000
Sold	240,429	1,372,302	303,952	1,624,649
Issued in reinvestment of distributions	87,054	506,564	211,603	1,137,600
Redeemed	(693,088)	(4,054,995)	(1,009,983)	(5,445,064)
	(365,605)	(2,176,129)	(494,428)	(2,682,815)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	200,803	1,193,305	451,192	2,448,869
Issued in reinvestment of distributions	68,775	407,161	135,298	738,680
Redeemed	(145,280)	(847,827)	(496,484)	(2,704,247)
	124,298	752,639	90,006	483,302
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	267,362	1,581,371	395,433	2,145,115
Issued in reinvestment of distributions	227,085	1,348,576	541,377	2,974,364
Redeemed	(575,838)	(3,393,288)	(1,338,552)	(7,124,856)
	(81,391)	(463,341)	(401,742)	(2,005,377)
R6 Class/Shares Authorized	90,000,000		90,000,000
Sold	1,234,225	7,296,746	2,517,849	13,510,237
Issued in reinvestment of distributions	522,577	3,097,446	1,082,241	5,935,807
Redeemed	(1,236,878)	(7,274,175)	(2,704,571)	(14,498,185)
	519,924	3,120,017	895,519	4,947,859
Net increase (decrease)	2,299,590	$13,778,642	(4,571,139)	$(25,464,995)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$134,374,283	—	—
U.S. Treasury Securities	—	$86,530,749	—
Common Stocks	64,724,028	18,835,698	—
Sovereign Governments and Agencies	—	29,361,976	—
Corporate Bonds	—	25,935,985	—
Municipal Securities	—	9,750,139	—
Collateralized Loan Obligations	—	9,672,813	—
U.S. Government Agency Mortgage-Backed Securities	—	9,162,391	—
Commercial Paper	—	8,337,761	—
Collateralized Mortgage Obligations	—	5,902,140	—
Asset-Backed Securities	—	3,959,900	—
Preferred Stocks	—	1,805,787	—
Exchange-Traded Funds	1,137,381	—	—
Temporary Cash Investments	16,248,618	—	—
Temporary Cash Investments - Securities Lending Collateral	151,078	—	—
	$216,635,388	$209,255,339	—
Other Financial Instruments
Futures Contracts	$14,484	—	—
Swap Agreements	—	$665,999	—
Forward Foreign Currency Exchange Contracts	—	179,832	—
	$14,484	$845,831	—

Liabilities
Other Financial Instruments
Futures Contracts	$29,279	$8,407	—
Forward Foreign Currency Exchange Contracts	—	274,619	—
	$29,279	$283,026	—

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7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $7,660,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $27,765,199.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $6,637,844 futures contracts purchased and $7,638,727 futures contracts sold.
49

Value of Derivative Instruments as of January 31, 2021
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$5,642
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$179,832	Unrealized depreciation on forward foreign currency exchange contracts	274,619
Interest Rate Risk	Receivable for variation margin on futures contracts*	9,906	Payable for variation margin on futures contracts*	11,919
		$189,738		$292,180

*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2021
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(22,161)	Change in net unrealized appreciation (depreciation) on swap agreements	$(14,004)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(417,165)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	26,698
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	57,255	Change in net unrealized appreciation (depreciation) on futures contracts	(29,462)
		$(382,071)		$(16,768)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$366,014,954
Gross tax appreciation of investments	$61,596,529
Gross tax depreciation of investments	(1,720,756)
Net tax appreciation (depreciation) of investments	$59,875,773

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

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11. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2021 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$20,618	—	—	$(68)	$20,550	389	—	$423
American Century STOXX U.S. Quality Value ETF	19,320	$1,159	—	2,863	23,342	550	—	229
American Century STOXX U.S. Quality Growth ETF	25,050	—	$4,714	2,449	22,785	367	$1,605	19
American Century Quality Diversified International ETF	8,792	89	683	1,371	9,569	199	92	89
Avantis International Equity ETF	9,480	104	738	1,727	10,573	187	55	104
American Century Focused Large Cap Value ETF	4,959	1,296	—	718	6,973	131	—	48
Avantis International Small Cap Value ETF	1,977	20	—	510	2,507	44	—	29
American Century Focused Dynamic Growth ETF	12,808	—	3,448	1,349	10,709	145	944	1
Avantis U.S. Small Cap Value ETF	3,775	24	804	1,515	4,510	75	64	37
Avantis U.S. Equity ETF	19,222	68	369	3,935	22,856	361	28	149
	$126,001	$2,760	$10,756	$16,369	$134,374	2,448	$2,788	$1,128

(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$5.65	0.03	0.50	0.53	(0.04)	(0.19)	(0.23)	$5.95	9.28%	0.76%(4)	1.00%(4)	1.07%(4)	0.83%(4)	31%	$157,675
2020	$5.67	0.06	0.37	0.43	(0.07)	(0.38)	(0.45)	$5.65	7.89%	0.85%	1.01%	1.09%	0.93%	87%	$144,395
2019	$5.83	0.09	0.14	0.23	(0.10)	(0.29)	(0.39)	$5.67	4.55%	1.00%	1.01%	1.58%	1.57%	65%	$161,655
2018(5)	$6.06	0.06	0.05	0.11	(0.06)	(0.28)	(0.34)	$5.83	2.01%	1.00%(4)	1.00%(4)	1.51%(4)	1.51%(4)	53%	$179,992
2017	$5.62	0.07	0.54	0.61	(0.08)	(0.09)	(0.17)	$6.06	11.02%	1.01%	1.01%	1.28%	1.28%	78%	$246,975
2016	$5.83	0.07	0.09	0.16	(0.05)	(0.32)	(0.37)	$5.62	2.96%	1.00%	1.00%	1.21%	1.21%	87%	$245,726
2015	$6.21	0.05	(0.07)	(0.02)	(0.02)	(0.34)	(0.36)	$5.83	(0.25)%	1.00%	1.00%	0.81%	0.81%	90%	$275,947
I Class
2021(3)	$5.65	0.04	0.49	0.53	(0.04)	(0.19)	(0.23)	$5.95	9.40%	0.56%(4)	0.80%(4)	1.27%(4)	1.03%(4)	31%	$31,820
2020	$5.67	0.07	0.37	0.44	(0.08)	(0.38)	(0.46)	$5.65	8.11%	0.65%	0.81%	1.29%	1.13%	87%	$27,985
2019	$5.84	0.10	0.13	0.23	(0.11)	(0.29)	(0.40)	$5.67	4.57%	0.80%	0.81%	1.78%	1.77%	65%	$29,248
2018(5)	$6.06	0.07	0.06	0.13	(0.07)	(0.28)	(0.35)	$5.84	2.33%	0.80%(4)	0.80%(4)	1.71%(4)	1.71%(4)	53%	$44,101
2017	$5.63	0.09	0.52	0.61	(0.09)	(0.09)	(0.18)	$6.06	11.05%	0.81%	0.81%	1.48%	1.48%	78%	$46,536
2016	$5.84	0.08	0.10	0.18	(0.07)	(0.32)	(0.39)	$5.63	3.27%	0.80%	0.80%	1.41%	1.41%	87%	$76,532
2015	$6.21	0.06	(0.07)	(0.01)	(0.02)	(0.34)	(0.36)	$5.84	0.02%	0.80%	0.80%	1.01%	1.01%	90%	$72,235

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$5.65	0.02	0.49	0.51	(0.03)	(0.19)	(0.22)	$5.94	8.97%	1.01%(4)	1.25%(4)	0.82%(4)	0.58%(4)	31%	$86,638
2020	$5.67	0.05	0.36	0.41	(0.05)	(0.38)	(0.43)	$5.65	7.62%	1.10%	1.26%	0.84%	0.68%	87%	$78,047
2019	$5.83	0.07	0.14	0.21	(0.08)	(0.29)	(0.37)	$5.67	4.29%	1.25%	1.26%	1.33%	1.32%	65%	$86,822
2018(5)	$6.05	0.05	0.06	0.11	(0.05)	(0.28)	(0.33)	$5.83	1.99%	1.25%(4)	1.25%(4)	1.26%(4)	1.26%(4)	53%	$113,865
2017	$5.62	0.06	0.52	0.58	(0.06)	(0.09)	(0.15)	$6.05	10.56%	1.26%	1.26%	1.03%	1.03%	78%	$117,230
2016	$5.81	0.05	0.11	0.16	(0.03)	(0.32)	(0.35)	$5.62	2.94%	1.25%	1.25%	0.96%	0.96%	87%	$137,168
2015	$6.20	0.03	(0.07)	(0.04)	(0.01)	(0.34)	(0.35)	$5.81	(0.52)%	1.25%	1.25%	0.56%	0.56%	90%	$162,077
C Class
2021(3)	$5.53	—(6)	0.48	0.48	—(6)	(0.19)	(0.19)	$5.82	8.72%	1.76%(4)	2.00%(4)	0.07%(4)	(0.17)%(4)	31%	$13,496
2020	$5.57	0.01	0.35	0.36	(0.02)	(0.38)	(0.40)	$5.53	6.78%	1.85%	2.01%	0.09%	(0.07)%	87%	$14,851
2019	$5.74	0.03	0.14	0.17	(0.05)	(0.29)	(0.34)	$5.57	3.43%	2.00%	2.01%	0.58%	0.57%	65%	$17,705
2018(5)	$5.96	0.02	0.07	0.09	(0.03)	(0.28)	(0.31)	$5.74	1.58%	2.00%(4)	2.00%(4)	0.51%(4)	0.51%(4)	53%	$26,867
2017	$5.54	0.02	0.51	0.53	(0.02)	(0.09)	(0.11)	$5.96	9.77%	2.01%	2.01%	0.28%	0.28%	78%	$32,110
2016	$5.75	0.01	0.10	0.11	—	(0.32)	(0.32)	$5.54	2.06%	2.00%	2.00%	0.21%	0.21%	87%	$37,188
2015	$6.18	(0.01)	(0.08)	(0.09)	—	(0.34)	(0.34)	$5.75	(1.38)%	2.00%	2.00%	(0.19)%	(0.19)%	90%	$42,585

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$5.63	0.02	0.49	0.51	(0.02)	(0.19)	(0.21)	$5.93	9.03%	1.26%(4)	1.50%(4)	0.57%(4)	0.33%(4)	31%	$12,088
2020	$5.65	0.03	0.37	0.40	(0.04)	(0.38)	(0.42)	$5.63	7.37%	1.35%	1.51%	0.59%	0.43%	87%	$10,783
2019	$5.82	0.06	0.13	0.19	(0.07)	(0.29)	(0.36)	$5.65	3.86%	1.50%	1.51%	1.08%	1.07%	65%	$10,314
2018(5)	$6.04	0.04	0.06	0.10	(0.04)	(0.28)	(0.32)	$5.82	1.83%	1.50%(4)	1.50%(4)	1.01%(4)	1.01%(4)	53%	$10,960
2017	$5.61	0.05	0.52	0.57	(0.05)	(0.09)	(0.14)	$6.04	10.31%	1.51%	1.51%	0.78%	0.78%	78%	$15,004
2016	$5.80	0.04	0.10	0.14	(0.01)	(0.32)	(0.33)	$5.61	2.59%	1.50%	1.50%	0.71%	0.71%	87%	$15,398
2015	$6.20	0.02	(0.07)	(0.05)	(0.01)	(0.34)	(0.35)	$5.80	(0.77)%	1.50%	1.50%	0.31%	0.31%	90%	$14,766
R5 Class
2021(3)	$5.66	0.04	0.49	0.53	(0.04)	(0.19)	(0.23)	$5.96	9.38%	0.56%(4)	0.80%(4)	1.27%(4)	1.03%(4)	31%	$35,797
2020	$5.68	0.07	0.37	0.44	(0.08)	(0.38)	(0.46)	$5.66	8.10%	0.65%	0.81%	1.29%	1.13%	87%	$34,465
2019	$5.85	0.10	0.13	0.23	(0.11)	(0.29)	(0.40)	$5.68	4.75%	0.80%	0.81%	1.78%	1.77%	65%	$36,866
2018(5)	$6.07	0.08	0.05	0.13	(0.07)	(0.28)	(0.35)	$5.85	2.15%	0.80%(4)	0.80%(4)	1.71%(4)	1.71%(4)	53%	$34,766
2017(7)	$5.73	0.06	0.33	0.39	(0.05)	—	(0.05)	$6.07	6.80%	0.81%(4)	0.81%(4)	1.60%(4)	1.60%(4)	78%(8)	$5

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2021(3)	$5.66	0.04	0.49	0.53	(0.05)	(0.19)	(0.24)	$5.95	9.29%	0.41%(4)	0.65%(4)	1.42%(4)	1.18%(4)	31%	$81,691
2020	$5.68	0.08	0.37	0.45	(0.09)	(0.38)	(0.47)	$5.66	8.28%	0.50%	0.66%	1.44%	1.28%	87%	$74,665
2019	$5.84	0.11	0.14	0.25	(0.12)	(0.29)	(0.41)	$5.68	4.91%	0.65%	0.66%	1.93%	1.92%	65%	$69,846
2018(5)	$6.06	0.07	0.07	0.14	(0.08)	(0.28)	(0.36)	$5.84	2.44%	0.65%(4)	0.65%(4)	1.86%(4)	1.86%(4)	53%	$76,077
2017	$5.63	0.10	0.52	0.62	(0.10)	(0.09)	(0.19)	$6.06	11.21%	0.66%	0.66%	1.63%	1.63%	78%	$63,151
2016	$5.84	0.09	0.10	0.19	(0.08)	(0.32)	(0.40)	$5.63	3.50%	0.65%	0.65%	1.56%	1.56%	87%	$20,398
2015	$6.21	0.07	(0.07)	—	(0.03)	(0.34)	(0.37)	$5.84	0.09%	0.65%	0.65%	1.16%	1.16%	90%	$7,150

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2021 (unaudited).
(4)Annualized.
(5)December 1, 2017 through July 31, 2018. The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period. For the years before July 31, 2018, the fund's fiscal year end was November 30.
(6)Per-share amount was less than $0.005.
(7)April 10, 2017 (commencement of sale) through November 30, 2017.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92642 2103

Semiannual Report

January 31, 2021

Strategic Allocation: Moderate Fund
Investor Class (TWSMX)
I Class (ASAMX)
A Class (ACOAX)
C Class (ASTCX)
R Class (ASMRX)
R5 Class (ASMUX)
R6 Class (ASMDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Rallied as Stimulus, Vaccines Sparked Optimism

Stocks and other riskier assets delivered robust returns for the six-month reporting period. Investors generally remained upbeat despite periodic upswings in virus cases, lockdowns in certain regions and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and federal governments helped maintain investor confidence in the financial markets and the economic outlook. Improving data on U.S. manufacturing, employment and housing, along with positive vaccine developments and a late-2020 federal coronavirus aid package, helped sustain the rally. Furthermore, political clarity emerged following the January U.S. Senate run-off elections in Georgia.

The improving economic backdrop combined with massive monetary and fiscal support drove inflation expectations and U.S. Treasury yields higher. The yield on the benchmark 10-year U.S. Treasury note increased more than 50 basis points for the six-month period. Government bond yields in Europe were mixed as several countries in the region struggled with surging coronavirus cases and new business shutdown measures.

Overall, non-U.S. stocks generally outpaced U.S. stocks for the period, and within the U.S. market, small-cap stocks (Russell 2000 Index) were top performers, gaining more than 40%. Value stocks modestly outperformed growth stocks across the board. Rising yields pressured U.S. investment-grade bond returns, which declined nearly 1%. Conversely, global bonds advanced almost 2%.

A Return to Normalcy in Sight

The return to pre-pandemic life appears to be on the horizon now that COVID-19 vaccines have received emergency-use approval. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. Nevertheless, until the vaccine is more widely available, investors may face periods of outbreak-related disruptions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

JANUARY 31, 2021
Top Ten Common Stocks	% of net assets
Microsoft Corp.	0.5%
Apple, Inc.	0.5%
Amazon.com, Inc.	0.3%
Prologis, Inc.	0.3%
Alphabet, Inc., Class A	0.3%
F5 Networks, Inc.	0.2%
Keysight Technologies, Inc.	0.2%
Aptiv plc	0.2%
Cognex Corp.	0.2%
Zimmer Biomet Holdings, Inc.	0.2%

Key Fixed-Income Portfolio Statistics
Weighted Average Life to Maturity	7.7 years
Average Duration (effective)	5.9 years

Types of Investments in Portfolio	% of net assets
Affiliated Funds	42.1%
Domestic Common Stocks	21.2%
Foreign Common Stocks*	5.8%
U.S. Treasury Securities	11.7%
Corporate Bonds	4.4%
Sovereign Governments and Agencies	3.8%
Municipal Securities	1.7%
U.S. Government Agency Mortgage-Backed Securities	1.6%
Collateralized Loan Obligations	1.5%
Commercial Paper	1.3%
Collateralized Mortgage Obligations	1.0%
Asset-Backed Securities	0.6%
Exchange-Traded Funds	0.3%
Preferred Stocks	0.2%
Temporary Cash Investments	3.7%
Temporary Cash Investments - Securities Lending Collateral	0.1%
Other Assets and Liabilities	(1.0)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/20	Ending Account Value 1/31/21	Expenses Paid During Period(1) 8/1/20 - 1/31/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,129.80	$3.92	0.73%
I Class	$1,000	$1,130.90	$2.85	0.53%
A Class	$1,000	$1,128.90	$5.26	0.98%
C Class	$1,000	$1,125.50	$9.27	1.73%
R Class	$1,000	$1,128.50	$6.60	1.23%
R5 Class	$1,000	$1,132.60	$2.85	0.53%
R6 Class	$1,000	$1,132.10	$2.04	0.38%
Hypothetical
Investor Class	$1,000	$1,021.53	$3.72	0.73%
I Class	$1,000	$1,022.53	$2.70	0.53%
A Class	$1,000	$1,020.27	$4.99	0.98%
C Class	$1,000	$1,016.48	$8.79	1.73%
R Class	$1,000	$1,019.01	$6.26	1.23%
R5 Class	$1,000	$1,022.53	$2.70	0.53%
R6 Class	$1,000	$1,023.29	$1.94	0.38%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

JANUARY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount	Value
AFFILIATED FUNDS(1) — 42.1%
American Century Diversified Corporate Bond ETF	541,178	$28,585,022
American Century Focused Dynamic Growth ETF	496,691	36,670,697
American Century Focused Large Cap Value ETF	499,525	26,684,626
American Century Quality Diversified International ETF	572,225	27,519,902
American Century STOXX U.S. Quality Growth ETF	867,359	53,855,101
American Century STOXX U.S. Quality Value ETF	1,089,988	46,280,890
Avantis Emerging Markets Equity ETF	605,071	38,361,501
Avantis International Equity ETF	482,097	27,315,616
Avantis International Small Cap Value ETF	188,492	10,695,036
Avantis U.S. Equity ETF	1,074,897	68,069,465
Avantis U.S. Small Cap Value ETF	236,130	14,113,490
TOTAL AFFILIATED FUNDS (Cost $304,616,207)		378,151,346
COMMON STOCKS — 27.0%
Aerospace and Defense — 0.3%
AAR Corp.	3,156	105,884
BAE Systems plc	127,984	809,479
CAE, Inc.	4,464	100,853
General Dynamics Corp.	4,099	601,241
Lockheed Martin Corp.	1,499	482,408
Safran SA(2)	2,943	371,145
Spirit AeroSystems Holdings, Inc., Class A	3,823	129,485
Textron, Inc.	8,419	381,044
		2,981,539
Air Freight and Logistics — 0.1%
Expeditors International of Washington, Inc.	2,702	241,883
United Parcel Service, Inc., Class B	2,835	439,425
		681,308
Airlines — 0.2%
Alaska Air Group, Inc.	2,803	136,870
JET2 plc(2)	5,332	96,236
Ryanair Holdings plc, ADR(2)	2,290	217,710
Southwest Airlines Co.	20,223	888,599
		1,339,415
Auto Components — 0.4%
Aptiv plc	11,800	1,576,480
BorgWarner, Inc.	15,750	661,343
Hyundai Mobis Co. Ltd.(2)	1,558	438,867
LCI Industries	707	91,472
Minth Group Ltd.	28,000	127,783
Sumitomo Rubber Industries Ltd.	14,000	129,122
Valeo SA	10,873	406,190
		3,431,257
Automobiles — 0.4%
Bayerische Motoren Werke AG	4,378	372,023
Daimler AG	12,990	916,108
Honda Motor Co. Ltd., ADR	21,331	564,845

	Shares/ Principal Amount	Value
Hyundai Motor Co.	1,199	$243,113
Nissan Motor Co. Ltd.(2)	83,600	427,366
Tesla, Inc.(2)	1,371	1,087,929
		3,611,384
Banks — 1.1%
AIB Group plc(2)	53,458	95,122
Banco Bilbao Vizcaya Argentaria SA	54,335	247,446
Banco Bradesco SA	36,290	143,266
Bank Central Asia Tbk PT	96,500	232,703
Bank of America Corp.	26,843	795,895
Barclays plc(2)	330,644	604,875
BNP Paribas SA(2)	12,192	587,196
CaixaBank SA	95,136	240,478
Commerce Bancshares, Inc.	9,553	638,618
Commerzbank AG(2)	47,208	313,680
Eastern Bankshares, Inc.(2)	11,853	188,937
FinecoBank Banca Fineco SpA(2)	4,254	66,421
HDFC Bank Ltd., ADR(2)	4,980	359,058
JPMorgan Chase & Co.	8,799	1,132,167
M&T Bank Corp.	3,658	484,575
Mitsubishi UFJ Financial Group, Inc.	111,300	501,473
Mizuho Financial Group, Inc.	30,000	400,176
PNC Financial Services Group, Inc. (The)	2,554	366,550
Regions Financial Corp.	41,374	703,772
Societe Generale SA(2)	9,098	170,014
Standard Chartered plc (London)(2)	21,382	129,836
Sumitomo Mitsui Financial Group, Inc.	11,100	345,505
Truist Financial Corp.	16,549	794,021
UniCredit SpA(2)	13,364	122,203
Westamerica Bancorporation	7,071	394,703
		10,058,690
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A(2)	534	489,619
Fevertree Drinks plc	2,456	81,584
PepsiCo, Inc.	6,233	851,241
Royal Unibrew A/S	595	58,663
		1,481,107
Biotechnology — 0.7%
AbbVie, Inc.	6,470	663,046
ACADIA Pharmaceuticals, Inc.(2)	7,473	359,078
Acceleron Pharma, Inc.(2)	781	90,229
ADC Therapeutics SA(2)	2,378	67,940
Alnylam Pharmaceuticals, Inc.(2)	3,317	499,142
Amgen, Inc.	2,880	695,318
Amicus Therapeutics, Inc.(2)	5,562	105,177
Arcutis Biotherapeutics, Inc.(2)	1,955	53,352
Arena Pharmaceuticals, Inc.(2)	846	62,807
Argenx SE, ADR(2)	1,152	337,559
Biohaven Pharmaceutical Holding Co. Ltd.(2)	1,334	113,684
Blueprint Medicines Corp.(2)	1,118	108,167
Bridgebio Pharma, Inc.(2)(3)	1,796	101,941
ChemoCentryx, Inc.(2)	1,236	70,464

	Shares/ Principal Amount	Value
Deciphera Pharmaceuticals, Inc.(2)	1,650	$72,930
Fate Therapeutics, Inc.(2)	899	81,476
FibroGen, Inc.(2)	1,916	92,313
Flexion Therapeutics, Inc.(2)	4,949	60,229
Generation Bio Co.(2)	1,061	27,936
Global Blood Therapeutics, Inc.(2)	1,302	65,256
Halozyme Therapeutics, Inc.(2)	3,041	144,721
Heron Therapeutics, Inc.(2)	2,332	40,484
Insmed, Inc.(2)	3,475	130,625
Invitae Corp.(2)(3)	1,743	86,313
Iovance Biotherapeutics, Inc.(2)	890	39,018
Karuna Therapeutics, Inc.(2)	991	98,337
Kinnate Biopharma, Inc.(2)	597	19,582
Kymera Therapeutics, Inc.(2)(3)	1,060	65,667
Mirati Therapeutics, Inc.(2)	412	84,596
Natera, Inc.(2)	4,647	495,556
Novavax, Inc.(2)	238	52,584
Relay Therapeutics, Inc.(2)	883	43,779
Seagen, Inc.(2)	2,238	367,636
Sigilon Therapeutics, Inc.(2)	1,169	35,783
Turning Point Therapeutics, Inc.(2)	2,208	277,082
Ultragenyx Pharmaceutical, Inc.(2)	1,058	146,628
Vertex Pharmaceuticals, Inc.(2)	1,130	258,860
Viela Bio, Inc.(2)(3)	1,990	69,013
		6,184,308
Building Products — 0.3%
American Woodmark Corp.(2)	879	76,042
Johnson Controls International plc	25,385	1,264,681
Masco Corp.	8,351	453,543
Masonite International Corp.(2)	1,568	156,016
Trane Technologies plc	3,497	501,295
Trex Co., Inc.(2)	1,195	109,665
		2,561,242
Capital Markets — 1.2%
Ameriprise Financial, Inc.	5,694	1,126,672
Bank of New York Mellon Corp. (The)	27,094	1,079,154
BlackRock, Inc.	784	549,788
Credit Suisse Group AG	49,582	653,472
flatexDEGIRO AG(2)	2,371	218,608
GCM Grosvenor, Inc., Class A(2)(3)	4,396	56,972
Intercontinental Exchange, Inc.	3,144	346,940
Intermediate Capital Group plc	6,813	158,474
London Stock Exchange Group plc	3,113	370,166
LPL Financial Holdings, Inc.	4,542	492,080
MarketAxess Holdings, Inc.	870	470,461
Morgan Stanley	13,699	918,518
MSCI, Inc.	1,725	681,892
Northern Trust Corp.	12,731	1,135,478
Open Lending Corp., Class A(2)	3,193	115,874
Partners Group Holding AG	310	366,670
S&P Global, Inc.	2,082	659,994
State Street Corp.	4,459	312,130

	Shares/ Principal Amount	Value
T. Rowe Price Group, Inc.	3,714	$581,167
UBS Group AG	24,566	354,647
		10,649,157
Chemicals — 0.4%
Air Liquide SA	1,819	297,250
Air Products and Chemicals, Inc.	1,119	298,505
Albemarle Corp.	1,915	311,494
Arkema SA	1,858	206,281
Axalta Coating Systems Ltd.(2)	410	11,066
Corbion NV	1,579	92,001
Ecolab, Inc.	1,687	345,008
Element Solutions, Inc.	14,211	242,013
Huntsman Corp.	2,151	56,829
Linde plc	2,956	725,402
Nissan Chemical Corp.	900	51,413
OCI NV(2)	4,200	86,825
Sherwin-Williams Co. (The)	543	375,647
Zeon Corp.	11,200	180,496
		3,280,230
Commercial Services and Supplies — 0.3%
Babcock International Group plc(2)	77,896	248,184
Brink's Co. (The)	2,541	173,118
Clean Harbors, Inc.(2)	2,026	156,934
Country Garden Services Holdings Co. Ltd.	22,000	179,208
Driven Brands Holdings, Inc.(2)	3,873	108,831
Elis SA(2)	4,804	71,883
Ever Sunshine Lifestyle Services Group Ltd.	114,000	327,208
HomeServe plc	4,029	57,557
Japan Elevator Service Holdings Co. Ltd.	3,000	70,765
Loomis AB	2,090	53,576
Park24 Co. Ltd.(2)	4,600	88,115
Republic Services, Inc.	9,177	830,702
		2,366,081
Communications Equipment — 0.4%
Arista Networks, Inc.(2)	2,440	750,446
Cisco Systems, Inc.	7,006	312,327
F5 Networks, Inc.(2)	8,342	1,634,615
Juniper Networks, Inc.	4,623	112,894
Telefonaktiebolaget LM Ericsson, B Shares	29,412	371,560
		3,181,842
Construction and Engineering†
Arcadis NV(2)	1,736	60,830
Hazama Ando Corp.	11,500	80,575
NRW Holdings Ltd.	34,060	73,869
SHO-BOND Holdings Co. Ltd.	3,100	135,229
		350,503
Construction Materials†
Cemex SAB de CV, ADR(2)	50,589	289,875
Summit Materials, Inc., Class A(2)	3,826	78,548
		368,423
Consumer Finance — 0.1%
American Express Co.	3,346	389,006

	Shares/ Principal Amount	Value
Cembra Money Bank AG	716	$77,965
		466,971
Containers and Packaging — 0.4%
Avery Dennison Corp.	4,801	724,327
Ball Corp.	11,120	978,782
Berry Global Group, Inc.(2)	1,886	93,112
Graphic Packaging Holding Co.	27,962	437,885
Huhtamaki Oyj	2,176	106,938
Myers Industries, Inc.	2,432	48,762
Packaging Corp. of America	2,498	335,881
SIG Combibloc Group AG(2)	5,855	139,432
Sonoco Products Co.	15,747	911,909
		3,777,028
Distributors — 0.1%
D'ieteren SA	937	73,661
Genuine Parts Co.	5,695	534,647
LKQ Corp.(2)	10,223	358,725
		967,033
Diversified Consumer Services†
Chegg, Inc.(2)	1,418	135,079
Diversified Financial Services†
Element Fleet Management Corp.	14,943	138,825
Hypoport SE(2)	100	68,134
Zenkoku Hosho Co. Ltd.	1,700	76,184
		283,143
Diversified Telecommunication Services — 0.1%
BT Group plc(2)	60,406	103,844
Cellnex Telecom SA	8,860	519,105
Verizon Communications, Inc.	6,068	332,223
		955,172
Electric Utilities — 0.5%
Edison International	14,732	856,813
Evergy, Inc.	5,724	307,551
Iberdrola SA	26,269	356,253
NextEra Energy, Inc.	17,408	1,407,785
Pinnacle West Capital Corp.	12,278	923,919
Xcel Energy, Inc.	3,936	251,865
		4,104,186
Electrical Equipment — 0.7%
AMETEK, Inc.	5,496	622,477
Eaton Corp. plc	3,422	402,769
Emerson Electric Co.	14,440	1,145,814
Generac Holdings, Inc.(2)	799	196,890
Hubbell, Inc.	5,522	859,223
Mabuchi Motor Co. Ltd.	2,900	120,182
NEL ASA(2)(3)	16,959	60,362
nVent Electric plc	59,574	1,333,266
Rockwell Automation, Inc.	2,096	520,919
Schneider Electric SE	3,650	535,081
Sensata Technologies Holding plc(2)	9,900	539,550
Shoals Technologies Group, Inc., Class A(2)	2,872	97,447
		6,433,980

	Shares/ Principal Amount	Value
Electronic Equipment, Instruments and Components — 0.6%
Anritsu Corp.	5,800	$142,786
CDW Corp.	1,408	185,377
Cognex Corp.	19,041	1,563,837
Comet Holding AG	53	12,132
Hexagon AB, B Shares	4,799	419,908
Jabil, Inc.	2,674	110,623
Keyence Corp.	700	376,559
Keysight Technologies, Inc.(2)	11,315	1,602,091
Littelfuse, Inc.	626	152,350
LPKF Laser & Electronics AG	2,264	75,774
Murata Manufacturing Co. Ltd.	5,300	510,442
nLight, Inc.(2)	3,494	110,690
TE Connectivity Ltd.	3,598	433,199
		5,695,768
Energy Equipment and Services†
Baker Hughes Co.	11,885	238,770
Entertainment — 0.4%
Activision Blizzard, Inc.	3,334	303,394
Embracer Group AB(2)	1,262	28,532
Live Nation Entertainment, Inc.(2)	5,615	373,117
Roku, Inc.(2)	2,096	815,407
Stillfront Group AB(2)	14,891	158,405
Walt Disney Co. (The)(2)	8,515	1,431,968
Zynga, Inc., Class A(2)	55,521	550,213
		3,661,036
Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc.	2,546	425,462
American Homes 4 Rent, Class A	7,988	241,477
Brixmor Property Group, Inc.	18,698	316,557
Charter Hall Group	39,293	407,716
Cousins Properties, Inc.	5,916	186,591
Embassy Office Parks REIT	22,600	108,539
Empire State Realty Trust, Inc., Class A	15,203	149,902
Equinix, Inc.	1,606	1,188,376
Equity Residential	8,704	536,515
Essential Properties Realty Trust, Inc.	8,874	184,757
Essex Property Trust, Inc.	3,369	807,246
Extra Space Storage, Inc.	3,077	350,132
Fibra Uno Administracion SA de CV	321,588	360,667
Gecina SA	1,423	202,917
Global Medical REIT, Inc.	6,324	79,303
Goodman Group	33,279	448,529
Healthcare Trust of America, Inc., Class A	11,742	331,712
Healthpeak Properties, Inc.	19,531	579,094
Innovative Industrial Properties, Inc.	3,687	689,911
Invesco Office J-Reit, Inc.	891	129,767
Invincible Investment Corp.	933	312,340
Invitation Homes, Inc.	18,130	534,472
JBG SMITH Properties	4,903	146,404
Kimco Realty Corp.	13,651	225,378
Klepierre SA(3)	6,793	163,472

	Shares/ Principal Amount	Value
Life Storage, Inc.	6,623	$540,264
Link REIT	40,800	359,620
Mapletree Commercial Trust	223,100	347,522
Mapletree Industrial Trust	149,100	322,388
Mapletree Logistics Trust	94,800	141,339
MGM Growth Properties LLC, Class A	18,376	572,412
Mitsui Fudosan Logistics Park, Inc.	52	260,096
National Retail Properties, Inc.	4,676	182,364
NETSTREIT Corp.	6,173	106,361
Orix JREIT, Inc.	183	306,842
PotlatchDeltic Corp.	10,873	519,294
Prologis, Inc.	24,990	2,578,968
QTS Realty Trust, Inc., Class A	5,719	372,307
Rexford Industrial Realty, Inc.	7,659	374,831
RLJ Lodging Trust	23,744	306,535
Ryman Hospitality Properties, Inc.	6,090	394,937
Safestore Holdings plc	7,611	84,420
Scentre Group	98,414	203,921
Segro plc	25,962	339,192
Simon Property Group, Inc.	5,452	506,654
SL Green Realty Corp.	7	459
SOSiLA Logistics REIT, Inc.	279	343,023
Stockland	113,400	383,797
Sun Communities, Inc.	2,953	422,663
Tritax Big Box REIT plc	19,268	48,661
UDR, Inc.	16,083	618,391
Urban Edge Properties	13,272	183,021
Ventas, Inc.	14,565	671,010
VICI Properties, Inc.	18,519	468,160
Warehouses De Pauw, CVA	1,041	37,349
Welltower, Inc.	11,771	713,323
Weyerhaeuser Co.	12,980	404,846
		22,222,206
Food and Staples Retailing — 0.3%
Costco Wholesale Corp.	992	349,611
Koninklijke Ahold Delhaize NV	32,014	916,116
MARR SpA(2)	4,901	102,031
Sysco Corp.	15,318	1,095,390
Zur Rose Group AG(2)	377	173,146
		2,636,294
Food Products — 0.4%
Bakkafrost P/F(2)	1,789	125,414
Beyond Meat, Inc.(2)	158	28,137
Conagra Brands, Inc.	28,266	978,004
J.M. Smucker Co. (The)	6,108	711,032
Kellogg Co.	9,177	540,892
Mondelez International, Inc., Class A	12,312	682,577
Orkla ASA	45,959	446,681
Vital Farms, Inc.(2)	2,184	54,010
Whole Earth Brands, Inc.(2)	8,564	97,030
		3,663,777

	Shares/ Principal Amount	Value
Gas Utilities — 0.1%
Atmos Energy Corp.	4,983	$443,487
Nippon Gas Co. Ltd.	3,400	163,840
Spire, Inc.	7,005	428,636
		1,035,963
Health Care Equipment and Supplies — 0.9%
Acutus Medical, Inc.(2)	2,086	54,007
Align Technology, Inc.(2)	1,927	1,012,407
Becton Dickinson and Co.	2,172	568,608
DexCom, Inc.(2)	1,055	395,467
Eargo, Inc.(2)	1,397	73,454
Edwards Lifesciences Corp.(2)	6,344	523,888
Envista Holdings Corp.(2)	15,881	564,411
Globus Medical, Inc., Class A(2)	1,276	78,716
Hill-Rom Holdings, Inc.	3,202	307,520
ICU Medical, Inc.(2)	408	83,428
IDEXX Laboratories, Inc.(2)	1,567	750,092
Inmode Ltd.(2)	2,911	171,341
Medtronic plc	5,207	579,695
Menicon Co. Ltd.	700	42,281
Olympus Corp.	13,100	237,275
Ortho Clinical Diagnostics Holdings plc(2)	5,525	91,163
OrthoPediatrics Corp.(2)	1,634	75,458
ResMed, Inc.	674	135,858
Silk Road Medical, Inc.(2)	1,941	105,843
Tandem Diabetes Care, Inc.(2)	1,211	112,199
Teleflex, Inc.	2,581	974,663
Zimmer Biomet Holdings, Inc.	10,111	1,553,757
		8,491,531
Health Care Providers and Services — 1.0%
Acadia Healthcare Co., Inc.(2)	1,842	93,353
Alfresa Holdings Corp.	12,100	241,955
Amedisys, Inc.(2)	2,052	589,560
AMN Healthcare Services, Inc.(2)	1,240	89,429
Cardinal Health, Inc.	14,546	781,557
Chartwell Retirement Residences	16,309	136,339
Cigna Corp.	1,879	407,837
CVS Health Corp.	7,682	550,415
Encompass Health Corp.	14,343	1,153,177
HealthEquity, Inc.(2)	1,737	145,126
Henry Schein, Inc.(2)	8,385	552,152
Humana, Inc.	831	318,364
McKesson Corp.	3,665	639,432
Option Care Health, Inc.(2)	6,485	119,843
Quest Diagnostics, Inc.	6,738	870,213
R1 RCM, Inc.(2)	6,387	161,144
RadNet, Inc.(2)	4,216	75,509
UnitedHealth Group, Inc.	2,484	828,613
Universal Health Services, Inc., Class B	7,695	959,413
		8,713,431
Health Care Technology — 0.3%
Cerner Corp.	10,216	818,404

	Shares/ Principal Amount	Value
Certara, Inc.(2)	2,083	$71,697
Health Catalyst, Inc.(2)	3,012	149,636
Phreesia, Inc.(2)	1,209	78,936
Teladoc Health, Inc.(2)	2,640	696,511
Veeva Systems, Inc., Class A(2)	3,091	854,476
		2,669,660
Hotels, Restaurants and Leisure — 0.4%
Basic-Fit NV(2)	2,437	83,026
Brinker International, Inc.	2,103	123,825
Chipotle Mexican Grill, Inc.(2)	643	951,640
Churchill Downs, Inc.	999	187,263
Las Vegas Sands Corp.	10,360	498,212
Melco International Development Ltd.	5,000	8,862
Melia Hotels International SA(2)(3)	8,475	55,413
Planet Fitness, Inc., Class A(2)	1,174	84,528
Sodexo SA(2)	6,910	614,721
Sushiro Global Holdings Ltd.	4,700	161,470
Whitbread plc(2)	8,171	310,384
Wingstop, Inc.	743	111,487
Wyndham Hotels & Resorts, Inc.	2,303	133,965
		3,324,796
Household Durables — 0.2%
Bellway plc	305	11,497
D.R. Horton, Inc.	4,958	380,774
Haseko Corp.	13,400	157,141
Man Wah Holdings Ltd.	47,200	104,132
Mohawk Industries, Inc.(2)	866	124,358
Open House Co. Ltd.	13,200	533,447
Taylor Wimpey plc(2)	234,983	470,366
Token Corp.	1,100	85,260
TopBuild Corp.(2)	725	144,964
		2,011,939
Household Products — 0.2%
Colgate-Palmolive Co.	4,194	327,132
Kimberly-Clark Corp.	3,216	424,834
Procter & Gamble Co. (The)	5,829	747,336
Reynolds Consumer Products, Inc.	2,380	71,400
		1,570,702
Independent Power and Renewable Electricity Producers†
Innergex Renewable Energy, Inc.	8,639	198,081
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	4,387	857,088
Lifco AB, B Shares	1,098	101,083
		958,171
Insurance — 0.6%
Aegon NV	50,979	210,157
Aflac, Inc.	22,132	999,924
AIA Group Ltd.	23,800	291,607
Arthur J. Gallagher & Co.	3,155	364,118
Brown & Brown, Inc.	2,092	90,144
BRP Group, Inc., Class A(2)	4,609	106,975
Chubb Ltd.	8,770	1,277,526

	Shares/ Principal Amount	Value
eHealth, Inc.(2)	1,212	$57,994
Goosehead Insurance, Inc., Class A	536	71,610
Kinsale Capital Group, Inc.	748	140,295
Marsh & McLennan Cos., Inc.	2,248	247,078
Palomar Holdings, Inc.(2)	984	97,997
Progressive Corp. (The)	1,268	110,557
Prudential Financial, Inc.	2,621	205,172
Reinsurance Group of America, Inc.	7,024	737,871
Root, Inc., Class A(2)	3,494	70,422
SelectQuote, Inc.(2)	15,911	336,040
Travelers Cos., Inc. (The)	1,121	152,792
		5,568,279
Interactive Media and Services — 0.5%
Alphabet, Inc., Class A(2)	1,312	2,397,496
carsales.com Ltd.	4,760	71,205
EverQuote, Inc., Class A(2)	978	44,069
Facebook, Inc., Class A(2)	3,150	813,740
Kakaku.com, Inc.	3,100	89,583
Match Group, Inc.(2)	5,507	770,209
QuinStreet, Inc.(2)	5,778	122,320
Tencent Holdings Ltd.	5,800	507,750
		4,816,372
Internet and Direct Marketing Retail — 0.6%
Alibaba Group Holding Ltd., ADR(2)	1,412	358,408
Amazon.com, Inc.(2)	905	2,901,611
ASKUL Corp.	3,000	105,866
ASOS plc(2)	6,049	370,618
BHG Group AB(2)	7,893	148,002
boohoo Group plc(2)	13,902	63,826
Booking Holdings, Inc.(2)	193	375,256
Chewy, Inc., Class A(2)(3)	3,943	401,476
Expedia Group, Inc.	4,087	507,197
Mercari, Inc.(2)	1,300	62,258
Redbubble Ltd.(2)	12,103	61,588
		5,356,106
IT Services — 1.0%
Accenture plc, Class A	2,833	685,359
Adyen NV(2)	212	441,741
Amadeus IT Group SA(2)	3,789	239,846
Amdocs Ltd.	1,618	114,263
Atos SE(2)	2,127	162,746
Capgemini SE	2,927	423,825
Capita plc(2)	146,548	70,152
Edenred	5,711	310,022
Endava plc, ADR(2)	1,496	118,274
GDS Holdings Ltd., ADR(2)	8,526	882,953
Hennge KK(2)	700	54,286
I3 Verticals, Inc., Class A(2)	5,113	148,379
Indra Sistemas SA(2)	15,095	133,041
Mastercard, Inc., Class A	2,667	843,545
NEXTDC Ltd.(2)	15,474	136,408
Nihon Unisys Ltd.	3,300	124,637

	Shares/ Principal Amount	Value
Nuvei Corp.(2)	3,357	$176,243
PayPal Holdings, Inc.(2)	4,459	1,044,788
Perficient, Inc.(2)	1,373	74,980
Repay Holdings Corp.(2)	6,042	133,830
Square, Inc., Class A(2)	3,957	854,554
Twilio, Inc., Class A(2)	3,783	1,359,724
Visa, Inc., Class A	4,370	844,503
		9,378,099
Leisure Products — 0.1%
BRP, Inc.	1,690	111,239
Brunswick Corp.	1,451	125,453
Callaway Golf Co.	4,711	131,390
Games Workshop Group plc	853	120,521
Peloton Interactive, Inc., Class A(2)	2,373	346,767
Polaris, Inc.	2,890	337,176
		1,172,546
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	4,712	566,241
Lonza Group AG	579	370,379
Mettler-Toledo International, Inc.(2)	699	816,502
NeoGenomics, Inc.(2)	2,640	139,973
PRA Health Sciences, Inc.(2)	1,054	129,895
Repligen Corp.(2)	1,952	390,400
Seer, Inc.(2)	661	41,246
Tecan Group AG	119	57,700
Thermo Fisher Scientific, Inc.	1,688	860,374
		3,372,710
Machinery — 0.8%
AGCO Corp.	1,107	122,766
CKD Corp.	5,100	116,119
Crane Co.	4,119	311,726
Cummins, Inc.	3,929	921,036
Evoqua Water Technologies Corp.(2)	5,440	148,240
FANUC Corp.	900	236,346
Graco, Inc.	5,503	379,377
IHI Corp.	4,800	84,369
IMI plc	36,384	620,198
Japan Steel Works Ltd. (The)	4,200	116,899
Knorr-Bremse AG	3,067	406,901
Kornit Digital Ltd.(2)	1,702	154,261
Metso Outotec Oyj	16,630	165,768
Nabtesco Corp.	3,100	139,370
Oshkosh Corp.	6,507	595,976
PACCAR, Inc.	4,892	446,248
Parker-Hannifin Corp.	5,356	1,417,251
Rexnord Corp.	7,047	266,799
Techtronic Industries Co. Ltd.	26,500	397,337
Trelleborg AB, B Shares(2)	5,826	132,049
Weir Group plc (The)(2)	5,205	134,947
Westinghouse Air Brake Technologies Corp.	3,375	250,459
		7,564,442

	Shares/ Principal Amount	Value
Media — 0.3%
Atresmedia Corp. de Medios de Comunicacion SA(2)	17,766	$70,528
Comcast Corp., Class A	6,873	340,695
Fox Corp., Class B	22,800	681,492
Future plc	5,018	119,293
Nippon Television Holdings, Inc.	20,500	236,336
Nordic Entertainment Group AB, B Shares(2)	1,583	82,597
ProSiebenSat.1 Media SE(2)	3,315	60,137
Publicis Groupe SA	8,118	420,754
TV Asahi Holdings Corp.	6,065	117,119
WPP plc	49,075	512,293
		2,641,244
Metals and Mining†
APERAM SA	2,804	121,181
Nickel Mines Ltd.	52,643	50,721
OZ Minerals Ltd.	9,078	128,665
		300,567
Mortgage Real Estate Investment Trusts (REITs)†
PennyMac Mortgage Investment Trust	12,009	207,155
Multi-Utilities — 0.1%
Ameren Corp.	2,182	158,675
NorthWestern Corp.	14,342	781,209
		939,884
Multiline Retail — 0.2%
Dollar Tree, Inc.(2)	5,629	572,244
Isetan Mitsukoshi Holdings Ltd.	2,000	12,343
Magazine Luiza SA	61,648	283,035
Ryohin Keikaku Co. Ltd.	7,100	170,174
Target Corp.	1,699	307,808
		1,345,604
Oil, Gas and Consumable Fuels — 0.5%
Cimarex Energy Co.	8,473	357,391
ConocoPhillips	31,788	1,272,474
Eni SpA	36,428	367,723
Gazprom PJSC, ADR	28,554	158,138
Gazprom PJSC	58,762	165,706
Neste Oyj	6,226	439,897
Parex Resources, Inc.(2)	6,949	105,152
PetroChina Co. Ltd., H Shares	856,000	259,941
Phillips 66	3,405	230,859
Saras SpA(2)	178,235	117,109
Surgutneftegas PJSC, Preference Shares	910,822	480,654
TOTAL SE	12,490	527,279
		4,482,323
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	2,757	104,794
Mondi plc	33,561	793,258
West Fraser Timber Co. Ltd.(3)	1,957	125,401
		1,023,453
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	1,278	302,439
Jamieson Wellness, Inc.	2,042	57,248

	Shares/ Principal Amount	Value
Ontex Group NV(2)	8,369	$94,999
Shiseido Co. Ltd.	10,100	662,788
		1,117,474
Pharmaceuticals — 0.7%
ALK-Abello A/S(2)	341	133,173
Arvinas, Inc.(2)	738	55,675
Axsome Therapeutics, Inc.(2)	919	62,575
Bristol-Myers Squibb Co.	9,712	596,608
Dermapharm Holding SE	895	63,041
GlaxoSmithKline plc	43,581	809,608
Harmony Biosciences Holdings, Inc.(2)	880	31,557
Horizon Therapeutics plc(2)	6,901	500,184
Jazz Pharmaceuticals plc(2)	2,729	424,359
Laboratorios Farmaceuticos Rovi SA	2,068	101,788
Merck & Co., Inc.	8,973	691,549
Novartis AG	3,800	343,730
Novo Nordisk A/S, B Shares	8,724	606,804
Reata Pharmaceuticals, Inc., Class A(2)	254	26,312
Sanofi	3,532	331,844
Sanofi, ADR	9,957	470,070
Takeda Pharmaceutical Co. Ltd.	15,600	546,973
Zoetis, Inc.	2,258	348,297
		6,144,147
Professional Services — 0.3%
ASGN, Inc.(2)	1,296	107,451
CoStar Group, Inc.(2)	444	399,471
DKSH Holding AG	750	60,266
en-japan, Inc.	2,800	80,976
IHS Markit Ltd.	2,032	176,947
IR Japan Holdings Ltd.	500	83,682
Korn Ferry	3,333	151,985
Randstad NV(2)	1,211	75,534
Recruit Holdings Co. Ltd.	10,600	461,843
Teleperformance	996	326,591
TransUnion	4,118	358,431
UT Group Co. Ltd.(2)	1,900	58,610
Verisk Analytics, Inc.	2,550	467,925
		2,809,712
Real Estate Management and Development — 0.2%
Altus Group Ltd.	1,176	45,017
Aroundtown SA	28,059	195,185
Colliers International Group, Inc.	1,004	88,713
Colliers International Group, Inc. (Toronto)(3)	1,617	142,561
ESR Cayman Ltd.(2)	79,200	282,625
Fastighets AB Balder, B Shares(2)	2,077	103,895
FirstService Corp.	954	130,318
IWG plc(2)	20,355	86,971
Redfin Corp.(2)	2,562	182,440
Samhallsbyggnadsbolaget i Norden AB(3)	68,059	223,360
Tricon Residential, Inc.(3)	12,882	122,902
VGP NV	1,212	198,756
		1,802,743

	Shares/ Principal Amount	Value
Road and Rail — 0.2%
Heartland Express, Inc.	23,607	$443,103
Norfolk Southern Corp.	3,119	738,018
Sixt SE(2)	508	59,319
TFI International, Inc.	2,752	182,800
Union Pacific Corp.	1,877	370,651
		1,793,891
Semiconductors and Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(2)	8,656	741,300
Allegro MicroSystems, Inc.(2)	2,355	65,752
Applied Materials, Inc.	9,721	939,826
ASM International NV	239	61,181
ASML Holding NV	1,142	608,029
BE Semiconductor Industries NV	1,541	105,790
Broadcom, Inc.	1,137	512,218
Entegris, Inc.	603	59,329
Infineon Technologies AG	14,540	584,766
MACOM Technology Solutions Holdings, Inc.(2)	2,898	164,780
Marvell Technology Group Ltd.	15,554	800,409
Maxim Integrated Products, Inc.	2,221	194,804
MKS Instruments, Inc.	526	83,145
Nova Measuring Instruments Ltd.(2)	1,889	131,531
NVIDIA Corp.	1,934	1,004,887
Onto Innovation, Inc.(2)	1,771	95,722
PDF Solutions, Inc.(2)	245	4,733
Power Integrations, Inc.	2,072	166,900
Semtech Corp.(2)	2,787	197,738
Skyworks Solutions, Inc.	5,704	965,402
SOITEC(2)	820	165,039
Taiwan Semiconductor Manufacturing Co. Ltd.	35,000	739,020
Teradyne, Inc.	6,718	762,359
Texas Instruments, Inc.	3,480	576,601
Veeco Instruments, Inc.(2)	3,608	66,604
Xilinx, Inc.	3,927	512,748
		10,310,613
Software — 1.8%
Adobe, Inc.(2)	1,114	511,070
Atlassian Corp. plc, Class A(2)	2,159	499,010
Cadence Design Systems, Inc.(2)	11,531	1,503,527
CDK Global, Inc.	1,341	66,916
Coupa Software, Inc.(2)	2,441	756,393
Dassault Systemes SE	1,445	288,893
Descartes Systems Group, Inc. (The)(2)	1,110	67,689
DocuSign, Inc.(2)	2,632	612,966
Envestnet, Inc.(2)	5,747	440,967
Everbridge, Inc.(2)	799	106,211
Five9, Inc.(2)	821	136,491
fuboTV, Inc.(2)(3)	1,402	59,235
HubSpot, Inc.(2)	2,066	768,965
Kinaxis, Inc.(2)	314	43,588
LINK Mobility Group Holding ASA(2)	7,045	40,554
Manhattan Associates, Inc.(2)	8,985	1,017,372

	Shares/ Principal Amount	Value
Microsoft Corp.	19,714	$4,572,859
Model N, Inc.(2)	1,048	35,611
nCino, Inc.(2)	1,865	133,720
Netcompany Group A/S(2)	451	42,170
Open Text Corp.	9,262	414,845
Palo Alto Networks, Inc.(2)	3,161	1,108,721
Paylocity Holding Corp.(2)	513	96,167
Rakus Co. Ltd.	1,200	21,437
RealPage, Inc.(2)	1,568	135,742
RingCentral, Inc., Class A(2)	2,481	925,215
SailPoint Technologies Holdings, Inc.(2)	3,045	168,419
salesforce.com, Inc.(2)	2,275	513,149
Sinch AB(2)	521	76,764
Splunk, Inc.(2)	4,026	664,411
TeamViewer AG(2)	1,166	60,472
		15,889,549
Specialty Retail — 0.7%
Advance Auto Parts, Inc.	6,007	895,884
American Eagle Outfitters, Inc.	3,457	78,439
Arko Corp.(2)	4,998	46,232
Burlington Stores, Inc.(2)	3,116	775,572
Carvana Co.(2)	1,143	298,540
Five Below, Inc.(2)	2,606	457,952
Home Depot, Inc. (The)	4,340	1,175,359
JD Sports Fashion plc(2)	5,478	55,979
Kingfisher plc(2)	89,484	340,086
Leslie's, Inc.(2)	2,297	65,694
Lithia Motors, Inc., Class A	2,279	726,272
Michaels Cos., Inc. (The)(2)(3)	5,344	82,832
Musti Group Oyj(2)	980	30,641
National Vision Holdings, Inc.(2)	1,871	86,758
Nextage Co. Ltd.	900	12,761
Pets at Home Group plc	22,221	122,131
TJX Cos., Inc. (The)	10,907	698,484
Watches of Switzerland Group plc(2)	8,250	72,217
WH Smith plc(2)	4,559	95,426
		6,117,259
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	31,732	4,187,355
HP, Inc.	29,463	717,129
		4,904,484
Textiles, Apparel and Luxury Goods — 0.4%
ANTA Sports Products Ltd.	16,000	266,588
Asics Corp.	600	10,557
Canada Goose Holdings, Inc.(2)(3)	1,591	53,214
Capri Holdings Ltd.(2)	2,870	119,564
Crocs, Inc.(2)	2,896	202,778
Dr. Martens plc(2)	9,800	60,423
lululemon athletica, Inc.(2)	1,945	639,282
LVMH Moet Hennessy Louis Vuitton SE	648	391,258
NIKE, Inc., Class B	6,604	882,228
Pandora A/S	738	71,181

	Shares/ Principal Amount	Value
Puma SE(2)	3,459	$338,945
VF Corp.	3,971	305,251
		3,341,269
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.	23,201	288,157
NMI Holdings, Inc., Class A(2)	3,511	74,468
		362,625
Trading Companies and Distributors — 0.3%
AddTech AB, B Shares	4,512	59,953
Applied Industrial Technologies, Inc.	1,984	139,654
Ashtead Group plc	5,352	270,464
Diploma plc	4,290	136,118
Electrocomponents plc	14,437	173,361
Grafton Group plc	2,907	34,405
Howden Joinery Group plc(2)	10,614	97,556
MSC Industrial Direct Co., Inc., Class A	8,447	655,234
Seven Group Holdings Ltd.(3)	11,043	187,845
W.W. Grainger, Inc.	1,192	434,353
Yamazen Corp.	6,500	61,247
		2,250,190
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., Class B	11,950	539,304
TOTAL COMMON STOCKS (Cost $165,811,683)		242,293,247
U.S. TREASURY SECURITIES — 11.7%
U.S. Treasury Bonds, 1.125%, 5/15/40	$11,200,000	10,253,250
U.S. Treasury Bonds, 3.125%, 8/15/44(4)	200,000	254,203
U.S. Treasury Bonds, 2.50%, 2/15/45(4)	1,060,000	1,215,688
U.S. Treasury Bonds, 3.00%, 5/15/45(4)	560,000	699,344
U.S. Treasury Bonds, 3.00%, 11/15/45	100,000	125,164
U.S. Treasury Bonds, 1.375%, 8/15/50	500,000	446,914
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	1,035,413	1,218,804
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	322,603	403,932
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	1,375,688	1,816,056
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	146,608	223,731
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	722,394	1,112,495
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	974,414	1,518,897
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	1,097,914	1,358,871
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	2,958,937	4,229,047
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	3,436,830	4,398,241
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	592,917	787,962
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,867,157	1,934,396
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	5,576,400	6,029,380
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	5,571,720	6,017,939
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	2,890,698	3,125,152
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,394,760	4,785,381
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	3,626,856	3,939,119
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	3,833,165	4,312,741
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	6,242,430	6,925,012
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	1,951,732	2,231,317
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	1,958,140	2,315,159
U.S. Treasury Notes, 0.25%, 6/15/23	9,250,000	9,275,654

		Shares/ Principal Amount	Value
U.S. Treasury Notes, 0.25%, 5/31/25		$9,900,000	$9,862,488
U.S. Treasury Notes, 0.50%, 4/30/27		6,500,000	6,445,918
U.S. Treasury Notes, 0.50%, 5/31/27		3,750,000	3,714,404
U.S. Treasury Notes, 2.25%, 8/15/27		400,000	440,313
U.S. Treasury Notes, 0.625%, 5/15/30		3,300,000	3,180,375
TOTAL U.S. TREASURY SECURITIES (Cost $97,179,515)			104,597,347
CORPORATE BONDS — 4.4%
Aerospace and Defense — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(5)		50,000	52,458
Bombardier, Inc., 5.75%, 3/15/22(5)		30,000	30,818
Bombardier, Inc., 6.00%, 10/15/22(5)		35,000	34,803
Howmet Aerospace, Inc., 5.125%, 10/1/24		115,000	126,656
TransDigm, Inc., 6.375%, 6/15/26		50,000	51,719
TransDigm, Inc., 4.625%, 1/15/29(5)		324,000	322,179
			618,633
Airlines†
United Airlines Holdings, Inc., 5.00%, 2/1/24		85,000	84,016
Auto Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(5)		105,000	114,018
Automobiles — 0.2%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	10,000	12,301
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	63,188
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		$850,000	867,000
General Motors Co., 5.00%, 4/1/35		70,000	84,646
General Motors Co., 5.15%, 4/1/38		160,000	193,689
General Motors Financial Co., Inc., 3.20%, 7/6/21		430,000	433,926
			1,654,750
Banks — 0.8%
Akbank T.A.S., 5.00%, 10/24/22		130,000	132,491
Avi Funding Co. Ltd., 3.80%, 9/16/25(5)		255,000	285,314
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	262,588
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	65,302
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	100,000	126,625
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	100,000	124,094
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	122,788
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	200,000	253,605
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	400,000	508,376
Citigroup, Inc., VRN, 3.52%, 10/27/28		$340,000	381,819
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	282,466
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	150,000	203,319
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	150,000	183,499
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	162,659
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	399,000	525,423
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	400,000	510,427
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	60,000	110,988
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/30	GBP	50,000	82,223
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	400,000	534,427
Intercorp Financial Services, Inc., 4.125%, 10/19/27(5)		$305,000	328,555
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	303,532
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	300,000	401,869
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	208,086

		Shares/ Principal Amount	Value
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	100,000	$138,376
Wells Fargo & Co., 4.125%, 8/15/23		$300,000	326,612
Woori Bank, MTN, 4.75%, 4/30/24		153,000	169,905
			6,735,368
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		370,000	465,016
Biotechnology — 0.1%
AbbVie, Inc., 4.55%, 3/15/35		110,000	136,232
AbbVie, Inc., 4.40%, 11/6/42		240,000	295,122
Gilead Sciences, Inc., 3.65%, 3/1/26		390,000	439,821
			871,175
Capital Markets — 0.1%
Criteria Caixa SA, MTN, 1.50%, 5/10/23	EUR	100,000	125,480
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	150,000	212,787
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		$230,000	256,112
MDGH - GMTN B.V., 3.25%, 4/28/22(5)		102,000	105,564
SURA Asset Management SA, 4.375%, 4/11/27		105,000	118,369
			818,312
Chemicals†
Equate Petrochemical BV, 4.25%, 11/3/26(5)		82,000	90,801
Olin Corp., 5.125%, 9/15/27		60,000	62,325
Tronox Finance plc, 5.75%, 10/1/25(5)		30,000	30,825
			183,951
Consumer Finance — 0.1%
Capital One Financial Corp., 3.80%, 1/31/28		70,000	79,840
Navient Corp., 4.875%, 3/15/28(6)		740,000	734,450
			814,290
Containers and Packaging†
Ball Corp., 5.25%, 7/1/25		35,000	39,805
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(5)		30,000	30,406
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(5)		20,000	21,438
Sealed Air Corp., 5.125%, 12/1/24(5)		80,000	88,584
			180,233
Diversified Financial Services — 0.3%
Fiore Capital LLC, VRDN, 0.18%, 2/4/21 (LOC: Wells Fargo Bank N.A.)		2,500,000	2,500,000
Diversified Telecommunication Services — 0.3%
Altice France SA, 7.375%, 5/1/26(5)		175,000	183,260
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	171,332
AT&T, Inc., 3.55%, 9/15/55(5)		$106,000	101,656
AT&T, Inc., 3.80%, 12/1/57(5)		278,000	278,400
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	150,000	210,629
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	50,113
Hughes Satellite Systems Corp., 5.25%, 8/1/26		$100,000	111,193
Level 3 Financing, Inc., 3.625%, 1/15/29(5)		330,000	328,973
Lumen Technologies, Inc., 5.80%, 3/15/22		20,000	20,925
Ooredoo International Finance Ltd., 3.75%, 6/22/26(5)		153,000	170,977
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	150,000	186,897
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	136,141

		Shares/ Principal Amount	Value
Turk Telekomunikasyon AS, 4.875%, 6/19/24(5)		$205,000	$213,320
Verizon Communications, Inc., 4.40%, 11/1/34		275,000	336,583
			2,500,399
Electric Utilities — 0.2%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		90,000	98,984
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		110,000	127,004
Duke Energy Carolinas LLC, 3.20%, 8/15/49		270,000	294,327
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	151,476
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	72,927
Exelon Corp., 4.45%, 4/15/46		100,000	123,043
Greenko Investment Co., 4.875%, 8/16/23(5)		102,000	104,401
Israel Electric Corp. Ltd., 6.875%, 6/21/23(5)		102,000	115,515
MidAmerican Energy Co., 4.40%, 10/15/44		80,000	101,590
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(5)		40,000	44,500
NRG Energy, Inc., 7.25%, 5/15/26		50,000	52,500
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		50,000	57,163
SSE plc, VRN, 2.375%, 4/1/21	EUR	200,000	243,638
			1,587,068
Energy Equipment and Services†
Precision Drilling Corp., 5.25%, 11/15/24		$65,000	60,003
Entertainment†
Cinemark USA, Inc., 5.125%, 12/15/22		60,000	58,763
Equity Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc., 5.375%, 5/15/27		70,000	76,000
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		30,000	32,813
Iron Mountain, Inc., 4.875%, 9/15/27(5)		80,000	83,832
Kilroy Realty LP, 3.80%, 1/15/23		140,000	146,871
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		90,000	96,720
			436,236
Food and Staples Retailing†
Kroger Co. (The), 3.875%, 10/15/46		90,000	102,953
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	75,108
			178,061
Food Products — 0.2%
B&G Foods, Inc., 5.25%, 4/1/25		$70,000	71,960
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(5)		35,000	36,133
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(5)		130,000	135,759
MHP SE, 7.75%, 5/10/24(5)		128,000	140,193
Minerva Luxembourg SA, 5.875%, 1/19/28(5)		80,000	85,275
Pilgrim's Pride Corp., 5.75%, 3/15/25(5)		200,000	204,770
Post Holdings, Inc., 5.00%, 8/15/26(5)		115,000	118,826
Post Holdings, Inc., 4.625%, 4/15/30(5)		560,000	581,123
			1,374,039
Gas Utilities†
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24		204,000	224,668
Health Care Providers and Services — 0.2%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23		60,000	60,323
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(5)		60,000	63,150
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(5)		17,000	18,541
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(5)		42,000	38,246

		Shares/ Principal Amount	Value
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(5)		$95,000	$102,106
CVS Health Corp., 4.30%, 3/25/28		141,000	165,737
CVS Health Corp., 4.78%, 3/25/38		100,000	123,852
DaVita, Inc., 4.625%, 6/1/30(5)		510,000	535,982
Team Health Holdings, Inc., 6.375%, 2/1/25(5)		40,000	36,200
Tenet Healthcare Corp., 6.75%, 6/15/23		40,000	43,440
Tenet Healthcare Corp., 5.125%, 5/1/25		100,000	101,439
Tenet Healthcare Corp., 6.125%, 10/1/28(5)		600,000	627,816
			1,916,832
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(5)		232,000	237,032
Boyd Gaming Corp., 6.375%, 4/1/26		35,000	36,339
Golden Nugget, Inc., 6.75%, 10/15/24(5)		120,000	120,426
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(5)(6)		283,000	280,386
McDonald's Corp., MTN, 4.70%, 12/9/35		80,000	102,476
MGM Resorts International, 6.00%, 3/15/23		130,000	138,938
Penn National Gaming, Inc., 5.625%, 1/15/27(5)		150,000	158,003
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(5)		150,000	154,728
			1,228,328
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		380,000	419,267
Meritage Homes Corp., 5.125%, 6/6/27		160,000	180,160
Toll Brothers Finance Corp., 4.35%, 2/15/28		130,000	144,763
			744,190
Industrial Conglomerates — 0.1%
General Electric Co., 4.35%, 5/1/50		450,000	520,663
Insurance — 0.1%
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	200,000	269,794
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	200,000	280,081
			549,875
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(5)		$153,000	167,510
Internet and Direct Marketing Retail†
Alibaba Group Holding Ltd., 2.80%, 6/6/23		330,000	345,524
IT Services†
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24		90,000	99,394
Media — 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(5)		65,000	68,432
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(5)		520,000	533,494
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		40,000	54,788
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50		225,000	256,433
CSC Holdings LLC, 5.875%, 9/15/22		100,000	105,562
CSC Holdings LLC, 5.50%, 5/15/26(5)		25,000	25,962
DISH DBS Corp., 6.75%, 6/1/21		95,000	96,548
DISH DBS Corp., 5.00%, 3/15/23		135,000	139,225
Gray Television, Inc., 5.875%, 7/15/26(5)		75,000	77,953
Lamar Media Corp., 3.75%, 2/15/28		550,000	559,122

		Shares/ Principal Amount	Value
TEGNA, Inc., 5.50%, 9/15/24(5)		$42,000	$42,801
TEGNA, Inc., 4.625%, 3/15/28(5)		530,000	537,547
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	132,132
			2,629,999
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(5)		$70,000	72,756
Cleveland-Cliffs, Inc., 5.75%, 3/1/25		160,000	163,900
First Quantum Minerals Ltd., 7.25%, 4/1/23		150,000	153,436
First Quantum Minerals Ltd., 6.50%, 3/1/24(5)		250,000	255,729
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	223,987
Nexa Resources SA, 5.375%, 5/4/27		230,000	252,252
Teck Resources Ltd., 6.25%, 7/15/41		230,000	294,098
Vedanta Resources Ltd., 6.125%, 8/9/24(5)		217,000	164,378
			1,580,536
Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(5)		204,000	213,983
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(5)		153,000	161,741
Centrica plc, VRN, 5.25%, 4/10/75	GBP	100,000	149,159
Dominion Energy, Inc., 4.90%, 8/1/41		$70,000	89,618
NiSource, Inc., 5.65%, 2/1/45		110,000	154,339
Sempra Energy, 3.25%, 6/15/27		140,000	155,884
			924,724
Oil, Gas and Consumable Fuels — 0.4%
Antero Resources Corp., 7.625%, 2/1/29(5)		220,000	225,294
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		70,000	69,475
Ecopetrol SA, 5.875%, 5/28/45		395,000	448,680
Energy Transfer Operating LP, 3.60%, 2/1/23		27,000	28,238
Enterprise Products Operating LLC, 4.85%, 3/15/44		360,000	437,505
Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(5)		140,000	148,316
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(5)		140,000	198,458
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		300,000	390,965
MEG Energy Corp., 7.00%, 3/31/24(5)		30,000	30,449
MEG Energy Corp., 6.50%, 1/15/25(5)		58,000	59,818
MEG Energy Corp., 5.875%, 2/1/29(5)(6)		220,000	218,900
MPLX LP, 4.50%, 4/15/38		60,000	67,154
MPLX LP, 5.20%, 3/1/47		40,000	47,661
NuStar Logistics LP, 4.75%, 2/1/22		40,000	40,800
Ovintiv, Inc., 6.50%, 2/1/38		60,000	71,582
Petroleos Mexicanos, 4.875%, 1/24/22		40,000	41,140
Petroleos Mexicanos, 3.50%, 1/30/23		70,000	70,823
Petroleos Mexicanos, 6.50%, 3/13/27		140,000	145,145
Petroleos Mexicanos, 5.50%, 6/27/44		230,000	188,013
QEP Resources, Inc., 5.375%, 10/1/22		110,000	114,331
SM Energy Co., 5.00%, 1/15/24		80,000	74,400
Southwestern Energy Co., 6.45%, 1/23/25		100,000	105,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23		84,000	84,630
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25		86,000	88,438
TOTAL SE, MTN, VRN, 2.25%, 2/26/21	EUR	150,000	182,526
Williams Cos., Inc. (The), 4.55%, 6/24/24		$270,000	301,093
			3,878,834

		Shares/ Principal Amount	Value
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23		$45,000	$48,234
Pharmaceuticals†
Bausch Health Cos., Inc., 6.125%, 4/15/25(5)		195,000	199,984
Real Estate Management and Development†
Howard Hughes Corp. (The), 4.375%, 2/1/31(5)(6)		402,000	401,914
Road and Rail†
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		18,000	24,198
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	206,364
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	87,144
United Rentals North America, Inc., 5.50%, 5/15/27		85,000	90,992
			408,698
Specialty Retail†
Home Depot, Inc. (The), 3.35%, 4/15/50		180,000	202,237
PetSmart, Inc., 5.875%, 6/1/25(5)		50,000	51,594
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		70,000	71,094
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		100,000	101,365
			426,290
Technology Hardware, Storage and Peripherals†
Dell International LLC / EMC Corp., 7.125%, 6/15/24(5)		160,000	166,336
Western Digital Corp., 4.75%, 2/15/26		60,000	66,475
			232,811
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(5)		115,000	121,587
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(5)		70,000	70,981
Transportation Infrastructure†
Rumo Luxembourg Sarl, 7.375%, 2/9/24		180,000	186,930
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(5)		228,000	243,162
Millicom International Cellular SA, 5.125%, 1/15/28(5)		255,000	269,773
Sprint Corp., 7.25%, 9/15/21		120,000	124,110
Sprint Corp., 7.875%, 9/15/23		75,000	86,719
Sprint Corp., 7.125%, 6/15/24		205,000	239,297
T-Mobile USA, Inc., 4.75%, 2/1/28		265,000	283,378
T-Mobile USA, Inc., 2.625%, 2/15/29		357,000	358,742
			1,605,181
TOTAL CORPORATE BONDS (Cost $37,553,024)			39,748,018
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.8%
Australia — 0.2%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,219,000	1,010,760
Australia Government Bond, 3.00%, 3/21/47	AUD	820,000	746,582
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	346,376
			2,103,718
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(5)	EUR	172,000	224,307
Republic of Austria Government Bond, 0.75%, 10/20/26(5)	EUR	185,000	242,319
Republic of Austria Government Bond, 4.15%, 3/15/37(5)	EUR	121,000	249,374
			716,000

		Shares/ Principal Amount	Value
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(5)	EUR	74,000	$161,709
Canada — 0.3%
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	594,000	477,402
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	809,000	694,744
Province of Quebec Canada, 3.00%, 9/1/23	CAD	465,000	389,105
Province of Quebec Canada, 5.75%, 12/1/36	CAD	445,000	530,029
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	34,774
Province of Quebec Canada, 3.50%, 12/1/48	CAD	110,000	108,520
			2,234,574
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	234,322
China — 0.6%
China Government Bond, 3.25%, 6/6/26	CNY	750,000	117,569
China Government Bond, 3.29%, 5/23/29	CNY	550,000	85,865
China Government Bond, 2.68%, 5/21/30	CNY	24,800,000	3,666,263
China Government Bond, 3.39%, 3/16/50	CNY	10,430,000	1,507,788
			5,377,485
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	295,018
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,470,000	123,553
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	600,000	104,701
Denmark Government Bond, 4.50%, 11/15/39	DKK	340,000	104,108
			208,809
Finland — 0.4%
Finland Government Bond, 4.00%, 7/4/25(5)	EUR	219,000	321,944
Finland Government Bond, 0.125%, 4/15/36(5)	EUR	2,250,000	2,825,257
			3,147,201
Indonesia — 0.1%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	6,000,000,000	484,705
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	283,000	387,406
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	232,924
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	1,778,487
			2,011,411
Japan — 1.1%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	26,250,000	256,108
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	226,800,000	2,869,813
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,910,899
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	28,550,000	324,865
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	402,800,000	4,344,158
			9,705,843
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	990,000	265,015
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	9,190,000	461,878
Mexico Government International Bond, 4.15%, 3/28/27		$700,000	801,945
			1,263,823

		Shares/ Principal Amount	Value
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		$400,000	$430,994
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(5)(7)	EUR	152,000	185,631
Netherlands Government Bond, 0.50%, 7/15/26(5)	EUR	506,000	653,980
Netherlands Government Bond, 2.75%, 1/15/47(5)	EUR	82,000	174,345
			1,013,956
Norway†
Norway Government Bond, 2.00%, 5/24/23(5)	NOK	405,000	49,052
Norway Government Bond, 1.75%, 2/17/27(5)	NOK	1,880,000	231,992
			281,044
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	243,887
Philippines†
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	146,538
Poland — 0.1%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	775,000	230,553
Republic of Poland Government International Bond, 5.125%, 4/21/21		$250,000	252,798
			483,351
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	5,500,000	77,210
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	377,000	296,438
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(5)	EUR	100,000	137,978
Spain Government Bond, 1.60%, 4/30/25(5)	EUR	132,000	174,288
Spain Government Bond, 5.15%, 10/31/28(5)	EUR	47,000	80,349
Spain Government Bond, 5.15%, 10/31/44(5)	EUR	9,000	21,286
			413,901
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	410,000	508,435
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	71,000	114,022
			622,457
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	4,150,000	148,976
Thailand Government Bond, 3.85%, 12/12/25	THB	11,550,000	444,057
			593,033
Turkey — 0.1%
Turkey Government International Bond, 6.875%, 3/17/36		$400,000	428,204
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	97,901
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $30,346,560)			33,849,506
MUNICIPAL SECURITIES — 1.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		130,000	201,243
California Infrastructure & Economic Development Bank Rev., (Morningstar Enterprises LLC), VRDN, 0.09%, 2/4/21 (LOC: Wells Fargo Bank N.A.)		220,000	220,000
Kansas City Rev., VRDN, 0.14%, 2/4/21 (LOC: JPMorgan Chase & Co.)		315,000	315,000
Maricopa County Industrial Development Authority Rev., (San Clemente Apartments LP), VRDN, 0.10%, 2/4/21 (LOC: FNMA)(LIQ FAC: FNMA)		100,000	100,000

	Shares/ Principal Amount	Value
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	$30,000	$42,548
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	21,476
Michigan Finance Authority Rev., 4.00%, 8/20/21 (LOC: JPMorgan Chase Bank N.A.)	3,700,000	3,779,735
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.01%, 2/1/21 (GA: Chevron Corp.)	250,000	250,000
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	228,242
New York City GO, 6.27%, 12/1/37	40,000	60,092
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	200,000	244,892
Orange County Housing Finance Authority Rev., (Marbella Pointe Development Group LLLP), VRDN, 0.09%, 2/4/21 (LOC: JPMorgan Chase Bank N.A.)	3,000,000	3,000,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	130,000	181,195
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	170,000	245,276
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	188,096
State of California GO, 4.60%, 4/1/38	100,000	119,060
State of California GO, 7.55%, 4/1/39	60,000	104,162
State of California GO, 7.30%, 10/1/39	90,000	146,827
State of Ohio Rev., VRDN, 0.03%, 2/4/21	350,000	350,000
State of Texas Rev., 4.00%, 8/26/21	3,980,000	4,069,271
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 0.14%, 2/4/21 (LOC: Bank of America N.A.)	835,000	835,000
Tennis for Charity, Inc. Rev., VRDN, 0.09%, 2/4/21 (LOC: JPMorgan Chase Bank N.A.)	860,000	860,000
TOTAL MUNICIPAL SECURITIES (Cost $15,044,805)		15,562,115
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 2.94%, (12-month LIBOR plus 1.87%), 7/1/36	27,466	29,063
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.14%), 10/1/36	77,844	82,579
FHLMC, VRN, 3.13%, (1-year H15T1Y plus 2.26%), 4/1/37	83,421	88,401
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.76%), 9/1/40	26,417	27,578
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	23,245	24,496
FHLMC, VRN, 3.04%, (12-month LIBOR plus 1.86%), 7/1/41	65,380	69,041
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	14,878	15,266
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	311	313
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.65%), 6/1/43	8,382	8,435
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	47,571	49,639
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	73,180	76,353
FNMA, VRN, 1.87%, (6-month LIBOR plus 1.54%), 9/1/35	15,216	15,859
FNMA, VRN, 2.65%, (1-year H15T1Y plus 2.16%), 3/1/38	70,569	74,536
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	11,900	12,367
FNMA, VRN, 2.28%, (12-month LIBOR plus 1.85%), 3/1/40	15,616	16,388
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.77%), 10/1/40	25,710	26,797
		617,111
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 1.5%
FHLMC, 8.00%, 6/1/26	2,841	2,905
FHLMC, 8.00%, 6/1/26	136	149
FHLMC, 7.00%, 8/1/29	599	668
FHLMC, 8.00%, 7/1/30	3,477	4,227
FHLMC, 5.50%, 12/1/33	82,854	95,205

	Shares/ Principal Amount	Value
FHLMC, 6.50%, 5/1/34	$4,924	$5,804
FHLMC, 5.50%, 6/1/35	2,228	2,486
FHLMC, 5.00%, 9/1/35	1,470	1,702
FHLMC, 5.00%, 9/1/35	1,577	1,835
FHLMC, 5.50%, 10/1/35	10,638	12,203
FHLMC, 5.50%, 10/1/35	7,531	8,490
FHLMC, 5.00%, 11/1/35	32,175	37,435
FHLMC, 5.00%, 11/1/35	58,088	67,927
FHLMC, 6.50%, 3/1/36	415	466
FHLMC, 6.50%, 3/1/36	1,295	1,456
FHLMC, 5.50%, 1/1/38	50,389	59,023
FHLMC, 6.00%, 2/1/38	33,461	40,285
FHLMC, 6.00%, 11/1/38	152,458	180,282
FNMA, 7.00%, 5/1/26	1,363	1,447
FNMA, 7.00%, 6/1/26	560	622
FNMA, 6.50%, 4/1/29	4,385	4,969
FNMA, 6.50%, 6/1/29	7,659	8,610
FNMA, 6.50%, 6/1/29	5,142	5,809
FNMA, 7.00%, 7/1/29	734	736
FNMA, 6.50%, 8/1/29	5,808	6,655
FNMA, 7.00%, 3/1/30	3,691	4,084
FNMA, 7.50%, 9/1/30	2,982	3,513
FNMA, 6.50%, 9/1/31	21,553	24,236
FNMA, 7.00%, 9/1/31	11,023	11,714
FNMA, 6.50%, 1/1/32	3,805	4,281
FNMA, 5.50%, 6/1/33	30,832	35,871
FNMA, 5.50%, 8/1/33	217,500	253,592
FNMA, 5.00%, 11/1/33	169,017	195,388
FNMA, 5.50%, 1/1/34	129,021	150,108
FNMA, 3.50%, 3/1/34	148,067	159,778
FNMA, 5.50%, 9/1/34	7,617	8,810
FNMA, 5.50%, 10/1/34	7,729	8,950
FNMA, 6.00%, 10/1/34	18,432	20,747
FNMA, 5.00%, 11/1/34	43,897	48,619
FNMA, 5.50%, 3/1/35	609	680
FNMA, 5.50%, 3/1/35	3,049	3,405
FNMA, 5.50%, 3/1/35	3,222	3,600
FNMA, 5.50%, 3/1/35	9,195	10,752
FNMA, 5.50%, 3/1/35	5,946	6,738
FNMA, 5.00%, 4/1/35	8,091	9,196
FNMA, 6.00%, 5/1/35	3,260	3,818
FNMA, 6.00%, 6/1/35	3,994	4,501
FNMA, 6.00%, 6/1/35	1,049	1,186
FNMA, 6.00%, 6/1/35	334	383
FNMA, 5.00%, 7/1/35	40,756	47,400
FNMA, 5.50%, 7/1/35	6,339	7,269
FNMA, 6.00%, 7/1/35	19,055	22,946
FNMA, 6.00%, 7/1/35	2,789	3,139
FNMA, 6.00%, 7/1/35	8,093	9,174
FNMA, 5.50%, 8/1/35	4,055	4,637
FNMA, 5.50%, 9/1/35	4,317	4,820
FNMA, 5.50%, 9/1/35	400	467

	Shares/ Principal Amount	Value
FNMA, 5.50%, 9/1/35	$254	$297
FNMA, 5.50%, 9/1/35	7,163	8,376
FNMA, 5.50%, 9/1/35	28,124	32,736
FNMA, 5.00%, 10/1/35	6,434	7,336
FNMA, 5.50%, 10/1/35	79,872	93,398
FNMA, 6.00%, 10/1/35	16,190	18,963
FNMA, 5.50%, 11/1/35	40,246	47,062
FNMA, 6.00%, 11/1/35	4,992	5,627
FNMA, 6.50%, 11/1/35	2,421	2,829
FNMA, 6.50%, 12/1/35	4,572	5,224
FNMA, 6.50%, 4/1/36	5,652	6,625
FNMA, 6.00%, 8/1/36	3,105	3,640
FNMA, 5.00%, 10/1/36	25,061	27,736
FNMA, 5.00%, 11/1/36	22,908	25,369
FNMA, 5.50%, 1/1/37	238,997	279,265
FNMA, 6.00%, 5/1/37	4,359	5,248
FNMA, 6.00%, 7/1/37	1,134	1,346
FNMA, 6.50%, 8/1/37	381,794	414,006
FNMA, 6.50%, 8/1/37	1,621	1,881
FNMA, 6.50%, 8/1/37	144,034	154,551
FNMA, 5.00%, 4/1/40	537,183	624,374
FNMA, 5.00%, 6/1/41	410,762	476,571
FNMA, 6.50%, 8/1/47	16,954	18,410
FNMA, 6.50%, 9/1/47	34,203	37,016
FNMA, 6.50%, 9/1/47	1,649	1,787
FNMA, 6.50%, 9/1/47	18,054	19,527
GNMA, 9.00%, 4/20/25	358	393
GNMA, 7.50%, 10/15/25	1,408	1,430
GNMA, 6.00%, 4/15/26	400	449
GNMA, 7.50%, 6/15/26	1,364	1,395
GNMA, 7.00%, 12/15/27	7,531	7,563
GNMA, 7.50%, 12/15/27	2,689	2,801
GNMA, 6.00%, 5/15/28	4,732	5,314
GNMA, 6.50%, 5/15/28	4,223	4,707
GNMA, 7.00%, 5/15/31	12,258	14,550
GNMA, 5.50%, 11/15/32	38,312	44,241
GNMA, 6.50%, 10/15/38	546,325	640,833
GNMA, 4.50%, 5/20/41	543,078	608,587
GNMA, 4.50%, 6/15/41	231,873	264,847
GNMA, 3.50%, 4/20/45	97,827	104,907
GNMA, 2.50%, 2/20/47	66,620	70,672
UMBS, 2.50%, TBA	7,325,000	7,719,005
		13,436,092
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $13,437,335)		14,053,203
COLLATERALIZED LOAN OBLIGATIONS — 1.5%
Ares LVI CLO Ltd., Series 2020-56A, Class C, VRN, 2.61%, (3-month LIBOR plus 2.40%), 10/25/31(5)	625,000	626,914
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 1.77%, (3-month LIBOR plus 1.55%), 5/15/30(5)	600,000	604,112
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 1.82%, (3-month LIBOR plus 1.60%), 4/17/33(5)	725,000	719,103

	Shares/ Principal Amount	Value
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.67%, (3-month LIBOR plus 1.45%), 4/20/31(5)	$550,000	$533,731
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.62%, (3-month LIBOR plus 1.40%), 4/17/31(5)	625,000	626,688
Dryden 50 Senior Loan Fund, Series 2017-50A, Class A1, VRN, 1.46%, (3-month LIBOR plus 1.22%), 7/15/30(5)	450,000	451,549
Dryden 72 CLO Ltd., Series 2019-72A, Class C, VRN, 2.87%, (3-month LIBOR plus 2.65%), 5/15/32(5)	550,000	555,674
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.29%, (3-month LIBOR plus 2.05%), 4/15/33(5)	400,000	399,820
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.39%, (3-month LIBOR plus 3.15%), 4/15/33(5)	200,000	201,540
Elmwood CLO V Ltd., Series 2020-2A, Class C, VRN, 2.97%, (3-month LIBOR plus 2.75%), 7/24/31(5)	725,000	734,249
Elmwood CLO VII Ltd., Series 2020-4A, Class C, VRN, 2.40%, (3-month LIBOR plus 2.25%), 1/17/34(5)	350,000	351,462
Flatiron CLO 20 Ltd., Series 2020-1A, Class C, VRN, 2.70%, (3-month LIBOR plus 2.45%), 11/20/33(5)	500,000	502,023
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 1.52%, (3-month LIBOR plus 1.30%), 10/20/32(5)	600,000	603,795
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.34%, (3-month LIBOR plus 1.12%), 7/20/31(5)	350,000	351,604
Kayne CLO 9 Ltd., Series 2020-9A, Class C, VRN, 2.84%, (3-month LIBOR plus 2.60%), 1/15/34(5)	500,000	504,161
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.82%, (3-month LIBOR plus 1.60%), 7/20/31(5)	500,000	493,842
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 1.84%, (3-month LIBOR plus 1.60%), 1/15/33(5)	500,000	502,748
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.74%, (3-month LIBOR plus 1.50%), 4/15/31(5)	600,000	598,571
Magnetite XIV-R Ltd., Series 2015-14RA, Class B, VRN, 1.82%, (3-month LIBOR plus 1.60%), 10/18/31(5)	525,000	520,371
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 2.35%, (3-month LIBOR plus 2.10%), 1/25/32(5)	450,000	453,504
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class C1, VRN, 2.82%, (3-month LIBOR plus 2.60%), 1/20/33(5)	375,000	381,133
OHA Credit Funding 7 Ltd., Series 2020-7A, Class B, VRN, 1.92%, (3-month LIBOR plus 1.70%), 10/19/32(5)	500,000	503,760
Parallel Ltd., Series 2020-1A, Class A1, VRN, 2.05%, (3-month LIBOR plus 1.83%), 7/20/31(5)	550,000	554,049
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.69%, (3-month LIBOR plus 2.45%), 10/15/32(5)	475,000	477,785
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.60%, (3-month LIBOR plus 2.35%), 1/20/32(5)	400,000	401,269
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.92%, (3-month LIBOR plus 1.70%), 4/18/33(5)	1,000,000	1,008,292
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $13,575,317)		13,661,749
COMMERCIAL PAPER(8) — 1.3%
Nordea Bank Abp, 0.19%, 7/13/21(5)	3,900,000	3,897,319
Ridgefield Funding Co. LLC, 0.23%, 4/6/21(5)	3,100,000	3,099,244
Toronto-Dominion Bank (The), 0.20%, 3/12/21(5)	3,000,000	2,999,619
Yale University, 0.16%, 4/7/21(5)	1,695,000	1,694,654
TOTAL COMMERCIAL PAPER (Cost $11,689,258)		11,690,836

	Shares/ Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
Private Sponsor Collateralized Mortgage Obligations — 0.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	$16,613	$17,286
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.79%, 3/25/35	40,974	42,494
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.60%, 6/25/34	86,357	87,596
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.10%, 11/25/34	24,298	24,234
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.22%, 8/25/34	73,327	74,587
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.78%, (1-month LIBOR plus 3.65%), 2/25/40(5)	290,000	301,501
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.42%, 10/25/34	73,774	75,728
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.84%, 6/25/34	29,604	29,430
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.88%, 5/25/34	63,970	62,527
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.87%, 1/25/35	81,612	82,827
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(5)	5,542	5,627
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.17%, 11/21/34	235,062	243,509
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.32%, 11/25/35	59,143	58,640
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.96%, 2/25/35	67,026	70,671
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.96%, 2/25/35	20,946	22,161
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(5)	121,598	122,112
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(5)	90,772	93,391
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.47%, 7/25/34	52,887	54,178
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	40,424	42,133
		1,510,632
U.S. Government Agency Collateralized Mortgage Obligations — 0.8%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.38%, (1-month LIBOR plus 4.25%), 11/25/23	353,770	357,209
FHLMC, Series 2014-DN2, Class M3, VRN, 3.73%, (1-month LIBOR plus 3.60%), 4/25/24	323,104	323,525
FHLMC, Series 2014-HQ2, Class M3, VRN, 3.88%, (1-month LIBOR plus 3.75%), 9/25/24	1,102,891	1,140,765
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.13%, (1-month LIBOR plus 5.00%), 12/25/28	636,391	671,052
FHLMC, Series 2016-HQA3, Class M2, VRN, 1.48%, (1-month LIBOR plus 1.35%), 3/25/29	6,410	6,423
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.03%, (1-month LIBOR plus 3.90%), 4/25/29	1,474,014	1,533,863
FNMA, Series 2014-C02, Class 1M2, VRN, 2.73%, (1-month LIBOR plus 2.60%), 5/25/24	279,945	276,639
FNMA, Series 2014-C02, Class 2M2, VRN, 2.73%, (1-month LIBOR plus 2.60%), 5/25/24	579,365	587,594

	Shares/ Principal Amount	Value
FNMA, Series 2015-C03, Class 1M2, VRN, 5.13%, (1-month LIBOR plus 5.00%), 7/25/25	$680,447	$700,561
FNMA, Series 2015-C04, Class 1M2, VRN, 5.83%, (1-month LIBOR plus 5.70%), 4/25/28	253,219	270,065
FNMA, Series 2016-C03, Class 2M2, VRN, 6.03%, (1-month LIBOR plus 5.90%), 10/25/28	160,206	169,253
FNMA, Series 2017-C03, Class 1M2, VRN, 3.13%, (1-month LIBOR plus 3.00%), 10/25/29	117,868	120,687
FNMA, Series 2017-C07, Class 1M2, VRN, 2.53%, (1-month LIBOR plus 2.40%), 5/25/30	842,477	851,048
		7,008,684
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,033,927)		8,519,316
ASSET-BACKED SECURITIES — 0.6%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(5)	171,312	175,998
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 9/17/25(5)	600,000	608,155
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(5)	1,800,000	1,842,229
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(5)	626,435	654,623
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(5)	72,628	73,206
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(5)	29,076	29,845
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(5)	150,000	150,967
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(5)	394,640	410,985
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(5)	706,508	751,602
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	43,475	44,459
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(5)	256,529	258,166
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(5)	437,361	459,948
TOTAL ASSET-BACKED SECURITIES (Cost $5,264,981)		5,460,183
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI EAFE Value ETF	10,262	481,596
iShares Russell Mid-Cap Value ETF	16,852	1,630,094
SPDR S&P 500 ETF Trust	2,088	772,706
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,499,975)		2,884,396
PREFERRED STOCKS — 0.2%
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 3.00%	400,000	498,874
Electric Utilities†
Enel SpA, 2.25%	200,000	254,530
Insurance — 0.1%
Allianz SE, 3.375%	100,000	132,764
AXA SA, MTN, 6.69%	50,000	84,432
Credit Agricole Assurances SA, 4.25%	200,000	268,798
Intesa Sanpaolo Vita SpA, 4.75%	100,000	131,409
		617,403

	Shares/ Principal Amount	Value
Oil, Gas and Consumable Fuels†
Eni SpA, 3.375%	300,000	$387,091
TOTAL PREFERRED STOCKS (Cost $1,652,802)		1,757,898
TEMPORARY CASH INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $33,469,295)	33,469,295	33,469,295
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(9) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $682,322)	682,322	682,322
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $740,857,006)		906,380,777
OTHER ASSETS AND LIABILITIES — (1.0)%		(9,149,515)
TOTAL NET ASSETS — 100.0%		$897,231,262

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,344,169	AUD	3,179,198	UBS AG	3/17/21	$(86,133)
BRL	3,674,855	USD	701,924	Goldman Sachs & Co.	3/17/21	(31,075)
USD	706,812	BRL	3,674,855	Goldman Sachs & Co.	3/17/21	35,962
CAD	20,073	USD	15,709	Morgan Stanley	3/31/21	(9)
CAD	22,227	USD	17,504	Morgan Stanley	3/31/21	(120)
CAD	12,193	USD	9,593	Morgan Stanley	3/31/21	(56)
CAD	31,861	USD	25,107	Morgan Stanley	3/31/21	(188)
CAD	13,003	USD	10,291	Morgan Stanley	3/31/21	(121)
CAD	100,116	USD	79,387	Morgan Stanley	3/31/21	(1,084)
CAD	7,512	USD	5,840	Morgan Stanley	3/31/21	35
CAD	31,394	USD	24,593	Morgan Stanley	3/31/21	(39)
USD	1,049,943	CAD	1,359,220	Morgan Stanley	3/17/21	(13,107)
USD	367,576	CAD	468,218	Morgan Stanley	3/31/21	1,372
USD	499,010	CAD	635,638	Morgan Stanley	3/31/21	1,863
USD	14,703	CAD	18,783	Morgan Stanley	3/31/21	13
USD	12,465	CAD	15,751	Morgan Stanley	3/31/21	146
USD	454,788	CHF	408,291	Morgan Stanley	3/17/21	(4,153)
USD	697,017	CHF	618,310	UBS AG	3/17/21	2,003
USD	3,404,018	CNY	22,498,858	Goldman Sachs & Co.	3/17/21	(72,569)
COP	1,790,175,292	USD	500,014	Goldman Sachs & Co.	3/17/21	794
COP	1,215,244,117	USD	334,134	Goldman Sachs & Co.	3/17/21	5,835
USD	471,560	COP	1,678,239,946	Goldman Sachs & Co.	3/17/21	2,067
USD	442,749	CZK	9,648,358	UBS AG	3/17/21	(7,192)
USD	67,783	DKK	417,393	Goldman Sachs & Co.	3/17/21	(377)
EUR	370,973	USD	451,635	JPMorgan Chase Bank N.A.	2/17/21	(1,295)
EUR	38,139	USD	46,527	Credit Suisse AG	3/31/21	(184)
EUR	53,082	USD	65,156	Credit Suisse AG	3/31/21	(656)
EUR	11,163	USD	13,549	Credit Suisse AG	3/31/21	15
EUR	27,865	USD	33,944	Credit Suisse AG	3/31/21	(85)
EUR	34,645	USD	42,131	Credit Suisse AG	3/31/21	(35)
EUR	11,648	USD	14,131	Credit Suisse AG	3/31/21	23
EUR	17,376	USD	21,113	Credit Suisse AG	3/31/21	1

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,489,583	EUR	7,812,285	JPMorgan Chase Bank N.A.	2/17/21	$5,916
USD	455,732	EUR	371,147	Credit Suisse AG	3/31/21	4,750
USD	1,389,297	EUR	1,131,441	Credit Suisse AG	3/31/21	14,481
USD	13,238	EUR	10,823	Credit Suisse AG	3/31/21	86
USD	33,337	EUR	27,151	Credit Suisse AG	3/31/21	346
USD	15,243	EUR	12,376	Credit Suisse AG	3/31/21	204
USD	43,669	EUR	35,528	Credit Suisse AG	3/31/21	498
USD	11,593	EUR	9,513	Credit Suisse AG	3/31/21	34
USD	46,990	EUR	38,557	Credit Suisse AG	3/31/21	139
USD	36,762	EUR	30,383	Credit Suisse AG	3/31/21	(157)
USD	39,676	EUR	32,688	Credit Suisse AG	3/31/21	(43)
USD	20,448	EUR	16,793	Credit Suisse AG	3/31/21	43
USD	20,575	EUR	16,890	Credit Suisse AG	3/31/21	51
GBP	65,338	USD	87,361	Bank of America N.A.	3/17/21	2,182
GBP	55,000	USD	74,070	Bank of America N.A.	3/17/21	1,306
GBP	32,136	USD	42,942	JPMorgan Chase Bank N.A.	3/31/21	1,103
GBP	36,731	USD	49,864	JPMorgan Chase Bank N.A.	3/31/21	478
GBP	35,426	USD	48,331	JPMorgan Chase Bank N.A.	3/31/21	223
GBP	59,168	USD	81,308	JPMorgan Chase Bank N.A.	3/31/21	(213)
USD	356,724	GBP	262,278	Bank of America N.A.	3/17/21	(2,719)
USD	1,680,648	GBP	1,248,066	JPMorgan Chase Bank N.A.	3/31/21	(29,937)
USD	59,487	GBP	43,687	JPMorgan Chase Bank N.A.	3/31/21	(390)
USD	41,719	GBP	30,625	JPMorgan Chase Bank N.A.	3/31/21	(255)
USD	56,180	GBP	41,398	JPMorgan Chase Bank N.A.	3/31/21	(560)
HUF	6,888,543	USD	23,269	UBS AG	3/17/21	136
USD	380,232	IDR	5,413,741,588	Goldman Sachs & Co.	3/17/21	(3,669)
ILS	1,060,328	USD	325,314	UBS AG	3/17/21	(2,135)
USD	367,226	ILS	1,206,050	UBS AG	3/17/21	(367)
USD	461,013	ILS	1,493,222	UBS AG	3/17/21	5,892
JPY	66,302,562	USD	639,019	Bank of America N.A.	2/17/21	(5,945)
JPY	3,402,360	USD	33,095	Bank of America N.A.	3/31/21	(594)
JPY	1,965,600	USD	19,026	Bank of America N.A.	3/31/21	(250)
JPY	1,246,683	USD	12,043	Bank of America N.A.	3/31/21	(134)
JPY	2,659,230	USD	25,863	Bank of America N.A.	3/31/21	(460)
JPY	1,881,630	USD	18,303	Bank of America N.A.	3/31/21	(328)
JPY	2,163,420	USD	20,840	Bank of America N.A.	3/31/21	(173)
JPY	1,654,380	USD	15,862	Bank of America N.A.	3/31/21	(58)
USD	5,846,539	JPY	606,751,343	Bank of America N.A.	2/17/21	53,124
USD	688,395	JPY	71,393,400	Bank of America N.A.	3/31/21	6,395
USD	357,854	JPY	37,113,010	Bank of America N.A.	3/31/21	3,325
USD	15,357	JPY	1,581,840	Bank of America N.A.	3/31/21	247
USD	32,880	JPY	3,408,750	Bank of America N.A.	3/31/21	318
KRW	142,059,284	USD	129,038	Goldman Sachs & Co.	3/17/21	(2,008)
USD	146,020	KRW	161,709,668	Goldman Sachs & Co.	3/17/21	1,419
KZT	119,784,230	USD	275,588	Goldman Sachs & Co.	3/17/21	5,127
MXN	16,784,072	USD	826,346	UBS AG	3/17/21	(11,304)
MXN	7,098,862	USD	349,594	UBS AG	3/17/21	(4,871)
USD	668,654	MXN	13,330,960	UBS AG	3/17/21	21,297
MYR	231,039	USD	56,575	Goldman Sachs & Co.	3/17/21	339
USD	239,818	MYR	974,739	Goldman Sachs & Co.	3/17/21	(296)
NOK	3,604,440	USD	419,869	Goldman Sachs & Co.	3/17/21	917

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	88,896	USD	10,572	Goldman Sachs & Co.	3/31/21	$(195)
NOK	145,378	USD	17,184	Goldman Sachs & Co.	3/31/21	(213)
USD	660,336	NOK	5,830,892	Goldman Sachs & Co.	3/17/21	(20,368)
USD	397,556	NOK	3,455,519	Goldman Sachs & Co.	3/31/21	(5,819)
USD	11,055	NOK	94,605	Goldman Sachs & Co.	3/31/21	11
NZD	1,026,259	USD	725,160	UBS AG	3/17/21	12,316
PEN	2,228,101	USD	617,647	Goldman Sachs & Co.	3/17/21	(5,122)
PEN	1,215,434	USD	339,365	Goldman Sachs & Co.	3/17/21	(5,231)
PEN	2,415,251	USD	672,922	Goldman Sachs & Co.	3/17/21	(8,947)
PEN	1,268,383	USD	351,547	Goldman Sachs & Co.	3/17/21	(2,857)
USD	928,707	PHP	44,762,362	UBS AG	3/17/21	(1,046)
USD	178,214	PLN	658,828	UBS AG	3/17/21	1,253
USD	78,322	RUB	5,983,047	Goldman Sachs & Co.	3/17/21	(438)
SEK	3,999,717	USD	471,145	Goldman Sachs & Co.	3/17/21	7,726
USD	213,068	SGD	285,549	Bank of America N.A.	3/17/21	(1,884)
USD	496,222	THB	15,012,615	Goldman Sachs & Co.	3/17/21	(5,302)
TRY	5,215,359	USD	638,981	UBS AG	3/17/21	61,004
TWD	27,065,914	USD	965,822	UBS AG	3/17/21	4,902
						$(75,049)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Korean Treasury 10-Year Bonds	10	March 2021	$1,158,323	$(9,047)
U.K. Gilt 10-Year Bonds	19	March 2021	3,490,225	(3,154)
U.S. Treasury 10-Year Ultra Notes	18	March 2021	2,768,906	(40,540)
U.S. Treasury 2-Year Notes	114	March 2021	25,191,328	10,490
			$32,608,782	$(42,251)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	108	March 2021	$14,799,375	$9,470

^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 35	Sell	5.00%	12/20/25	$16,652,000	$1,477,675	$(29,866)	$1,447,809

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	MTN	-	Medium Term Note
AUD	-	Australian Dollar	MXN	-	Mexican Peso
BRL	-	Brazilian Real	MYR	-	Malaysian Ringgit
CAD	-	Canadian Dollar	NOK	-	Norwegian Krone
CDX	-	Credit Derivatives Indexes	NZD	-	New Zealand Dollar
CHF	-	Swiss Franc	PEN	-	Peruvian Sol
CNY	-	Chinese Yuan	PHP	-	Philippine Peso
COP	-	Colombian Peso	PLN	-	Polish Zloty
CVA	-	Certificaten Van Aandelen	RUB	-	Russian Ruble
CZK	-	Czech Koruna	SEK	-	Swedish Krona
DKK	-	Danish Krone	SEQ	-	Sequential Payer
EUR	-	Euro	SGD	-	Singapore Dollar
FHLMC	-	Federal Home Loan Mortgage Corporation	TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GBP	-	British Pound
GNMA	-	Government National Mortgage Association	THB	-	Thai Baht
			TRY	-	Turkish Lira
GO	-	General Obligation	TWD	-	Taiwanese Dollar
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index	UMBS	-	Uniform Mortgage-Backed Securities
			USD	-	United States Dollar
HUF	-	Hungarian Forint	VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge	VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit

† Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,709,998. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,008,661.
(5)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $48,588,895, which represented 5.4% of total net assets.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(7)Security is a zero-coupon bond.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,807,136, which includes securities collateral of $1,124,814.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2021 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $435,558,477) — including $1,709,998 of securities on loan	$527,547,109
Investment securities - affiliated, at value (cost of $304,616,207)	378,151,346
Investment made with cash collateral received for securities on loan, at value (cost of $682,322)	682,322
Total investment securities, at value (cost of $740,857,006)	906,380,777
Cash	5,982
Foreign currency holdings, at value (cost of $70,726)	70,743
Foreign deposits with broker for futures contracts, at value (cost of $138,377)	143,865
Receivable for investments sold	9,139,136
Receivable for capital shares sold	227,714
Receivable for variation margin on futures contracts	13,856
Unrealized appreciation on forward foreign currency exchange contracts	267,717
Interest and dividends receivable	1,513,862
Securities lending receivable	2,179
Other assets	19,342
917,785,173

Liabilities
Payable for collateral received for securities on loan	682,322
Payable for investments purchased	18,328,042
Payable for capital shares redeemed	538,470
Payable for variation margin on futures contracts	16,175
Payable for variation margin on swap agreements	12,266
Unrealized depreciation on forward foreign currency exchange contracts	342,766
Accrued management fees	513,179
Distribution and service fees payable	117,332
Accrued foreign taxes	3,359
20,553,911

Net Assets	$897,231,262

Net Assets Consist of:
Capital (par value and paid-in surplus)	$719,684,107
Distributable earnings	177,547,155
$897,231,262

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$314,756,530	46,841,581	$6.72
I Class, $0.01 Par Value	$65,118,967	9,686,431	$6.72
A Class, $0.01 Par Value	$314,747,070	47,028,084	$6.69*
C Class, $0.01 Par Value	$33,226,679	5,071,422	$6.55
R Class, $0.01 Par Value	$39,276,726	5,916,610	$6.64
R5 Class, $0.01 Par Value	$7,045,091	1,047,196	$6.73
R6 Class, $0.01 Par Value	$123,060,199	18,336,633	$6.71
*Maximum offering price $7.10 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Income distributions from affiliated funds	$2,842,525
Interest (net of foreign taxes withheld of $2,399)	2,660,351
Dividends (net of foreign taxes withheld of $35,482)	1,851,630
Securities lending, net	10,392
7,364,898

Expenses:
Management fees	4,594,494
Distribution and service fees:
A Class	377,317
C Class	196,788
R Class	95,396
Directors' fees and expenses	13,480
Other expenses	10,901
5,288,376
Fees waived(1)	(1,676,475)
3,611,901

Net investment income (loss)	3,752,997

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $9,286,553 from affiliated funds)	32,654,868
Forward foreign currency exchange contract transactions	(1,145,767)
Futures contract transactions	82,155
Swap agreement transactions	(48,164)
Foreign currency translation transactions	26,817
Capital gain distributions received from affiliated funds	121,385
31,691,294

Change in net unrealized appreciation (depreciation) on:
Investments (including $53,858,973 from affiliated funds and (increase) decrease in accrued foreign taxes of $(1,562))	72,423,852
Forward foreign currency exchange contracts	274,345
Futures contracts	(41,730)
Swap agreements	(29,866)
Translation of assets and liabilities in foreign currencies	10,600
72,637,201

Net realized and unrealized gain (loss)	104,328,495

Net Increase (Decrease) in Net Assets Resulting from Operations	$108,081,492
(1)Amount consists of $585,020, $122,438, $569,237, $74,226, $71,959, $13,346 and $240,249 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED) AND YEAR ENDED JULY 31, 2020
Increase (Decrease) in Net Assets	January 31, 2021	July 31, 2020
Operations
Net investment income (loss)	$3,752,997	$8,585,850
Net realized gain (loss)	31,691,294	105,148,279
Change in net unrealized appreciation (depreciation)	72,637,201	(46,558,316)
Net increase (decrease) in net assets resulting from operations	108,081,492	67,175,813

Distributions to Shareholders
From earnings:
Investor Class	(15,363,152)	(37,790,354)
I Class	(3,298,745)	(8,557,597)
A Class	(14,704,857)	(37,234,066)
C Class	(1,773,159)	(5,380,827)
R Class	(1,822,110)	(4,681,843)
R5 Class	(364,586)	(983,349)
R6 Class	(6,591,396)	(13,652,619)
Decrease in net assets from distributions	(43,918,005)	(108,280,655)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(19,769,606)	8,003,059

Net increase (decrease) in net assets	44,393,881	(33,101,783)

Net Assets
Beginning of period	852,837,381	885,939,164
End of period	$897,231,262	$852,837,381

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2021 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Moderate Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$682,322	—	—	—	$682,322
Gross amount of recognized liabilities for securities lending transactions					$682,322

(1) Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.
Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended January 31, 2021, the investment advisor agreed to waive an additional 0.25% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2021 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	0.90% to 1.10%	1.10%	0.72%
I Class	0.70% to 0.90%	0.90%	0.52%
A Class	0.90% to 1.10%	1.10%	0.72%
C Class	0.90% to 1.10%	1.10%	0.72%
R Class	0.90% to 1.10%	1.10%	0.72%
R5 Class	0.70% to 0.90%	0.90%	0.52%
R6 Class	0.55% to 0.75%	0.75%	0.37%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2021 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $148,805 and $3,150,652, respectively. The effect of interfund transactions on the Statement of Operations was $68,787 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2021 totaled $205,540,363, of which $97,378,623 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2021 totaled $276,095,232, of which $96,143,872 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended January 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	790,000,000		790,000,000
Sold	1,623,239	$10,801,057	5,636,640	$32,291,094
Issued in reinvestment of distributions	2,240,780	14,950,892	6,082,375	37,158,054
Redeemed	(4,723,523)	(31,322,766)	(11,891,155)	(73,244,645)
	(859,504)	(5,570,817)	(172,140)	(3,795,497)
I Class/Shares Authorized	380,000,000		380,000,000
Sold	728,815	4,854,833	922,860	5,660,828
Issued in reinvestment of distributions	492,918	3,293,083	1,399,890	8,556,549
Redeemed	(1,587,470)	(10,534,769)	(3,861,678)	(24,282,702)
	(365,737)	(2,386,853)	(1,538,928)	(10,065,325)
A Class/Shares Authorized	670,000,000		670,000,000
Sold	3,192,276	21,232,184	5,025,835	30,520,692
Issued in reinvestment of distributions	2,153,154	14,339,073	5,898,171	35,902,097
Redeemed	(4,687,662)	(30,878,436)	(11,068,511)	(67,526,965)
	657,768	4,692,821	(144,505)	(1,104,176)
C Class/Shares Authorized	160,000,000		160,000,000
Sold	281,271	1,821,467	499,274	2,952,893
Issued in reinvestment of distributions	270,676	1,768,799	885,810	5,306,449
Redeemed	(1,964,723)	(12,900,460)	(2,422,943)	(14,652,563)
	(1,412,776)	(9,310,194)	(1,037,859)	(6,393,221)
R Class/Shares Authorized	90,000,000		90,000,000
Sold	292,677	1,910,236	836,738	5,120,562
Issued in reinvestment of distributions	275,380	1,821,434	771,046	4,660,507
Redeemed	(451,710)	(2,968,237)	(1,815,246)	(11,015,570)
	116,347	763,433	(207,462)	(1,234,501)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	39,836	263,946	141,601	848,522
Issued in reinvestment of distributions	54,561	364,586	160,726	983,349
Redeemed	(160,188)	(1,056,972)	(284,046)	(1,648,151)
	(65,791)	(428,440)	18,281	183,720
R6 Class/Shares Authorized	150,000,000		150,000,000
Sold	1,275,181	8,444,089	5,780,320	35,627,500
Issued in reinvestment of distributions	989,842	6,591,396	2,238,672	13,652,619
Redeemed	(3,359,464)	(22,565,041)	(3,165,729)	(18,868,060)
	(1,094,441)	(7,529,556)	4,853,263	30,412,059
Net increase (decrease)	(3,024,134)	$(19,769,606)	1,770,650	$8,003,059

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$378,151,346	—	—
Common Stocks	187,315,635	$54,977,612	—
U.S. Treasury Securities	—	104,597,347	—
Corporate Bonds	—	39,748,018	—
Sovereign Governments and Agencies	—	33,849,506	—
Municipal Securities	—	15,562,115	—
U.S. Government Agency Mortgage-Backed Securities	—	14,053,203	—
Collateralized Loan Obligations	—	13,661,749	—
Commercial Paper	—	11,690,836	—
Collateralized Mortgage Obligations	—	8,519,316	—
Asset-Backed Securities	—	5,460,183	—
Exchange-Traded Funds	2,884,396	—	—
Preferred Stocks	—	1,757,898	—
Temporary Cash Investments	33,469,295	—	—
Temporary Cash Investments - Securities Lending Collateral	682,322	—	—
	$602,502,994	$303,877,783	—
Other Financial Instruments
Futures Contracts	$19,960	—	—
Swap Agreements	—	$1,447,809	—
Forward Foreign Currency Exchange Contracts	—	267,717	—
	$19,960	$1,715,526	—

Liabilities
Other Financial Instruments
Futures Contracts	$40,540	$12,201	—
Forward Foreign Currency Exchange Contracts	—	342,766	—
	$40,540	$354,967	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $16,652,000.
Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $45,027,812.
Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $9,134,839 futures contracts purchased and $10,607,370 futures contracts sold.

Value of Derivative Instruments as of January 31, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$12,266
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$267,717	Unrealized depreciation on forward foreign currency exchange contracts	342,766
Interest Rate Risk	Receivable for variation margin on futures contracts*	13,856	Payable for variation margin on futures contracts*	16,175
		$281,573		$371,207
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(48,164)	Change in net unrealized appreciation (depreciation) on swap agreements	$(29,866)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(1,145,767)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	274,345
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	82,155	Change in net unrealized appreciation (depreciation) on futures contracts	(41,730)
		$(1,111,776)		$202,749

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$745,519,717
Gross tax appreciation of investments	$165,028,899
Gross tax depreciation of investments	(4,167,839)
Net tax appreciation (depreciation) of investments	$160,861,060
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. As of period end, the fund owned 27% of the total outstanding shares of American Century STOXX U.S. Quality Value ETF.

11. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2021 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$28,680	—	—	$(95)	$28,585	541	—	$589
American Century Focused Dynamic Growth ETF	42,360	—	$10,514	4,825	36,671	497	$3,091	4
American Century Focused Large Cap Value ETF	23,269	$516	—	2,900	26,685	500	—	205
American Century Quality Diversified International ETF	28,262	161	4,722	3,819	27,520	572	735	267
American Century STOXX U.S. Quality Growth ETF	58,991	—	10,985	5,849	53,855	867	3,735	45
American Century STOXX U.S. Quality Value ETF	39,459	1,077	—	5,745	46,281	1,090	—	461
Avantis Emerging Markets Equity ETF	35,487	431	4,978	7,421	38,361	605	1,038	428
Avantis International Equity ETF	27,401	195	4,963	4,683	27,316	482	301	277
Avantis International Small Cap Value ETF	8,434	85	—	2,176	10,695	188	—	123
Avantis U.S. Equity ETF	56,954	628	1,224	11,711	68,069	1,075	89	443
Avantis U.S. Small Cap Value ETF	12,181	78	2,971	4,825	14,113	236	298	122
	$361,478	$3,171	$40,357	$53,859	$378,151	6,653	$9,287	$2,964
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$6.25	0.03	0.78	0.81	(0.06)	(0.28)	(0.34)	$6.72	12.98%	0.73%(4)	1.11%(4)	0.92%(4)	0.54%(4)	24%	$314,757
2020	$6.57	0.07	0.46	0.53	(0.08)	(0.77)	(0.85)	$6.25	8.42%	0.84%	1.11%	1.13%	0.86%	99%	$297,963
2019	$7.02	0.09	0.13	0.22	(0.10)	(0.57)	(0.67)	$6.57	4.36%	1.06%	1.11%	1.42%	1.37%	68%	$314,567
2018(5)	$7.51	0.06	0.16	0.22	(0.06)	(0.65)	(0.71)	$7.02	3.22%	1.09%(4)	1.09%(4)	1.25%(4)	1.25%(4)	55%	$444,259
2017	$6.67	0.08	0.93	1.01	(0.09)	(0.08)	(0.17)	$7.51	15.42%	1.08%	1.08%	1.20%	1.20%	81%	$523,241
2016	$6.97	0.08	0.14	0.22	(0.07)	(0.45)	(0.52)	$6.67	3.49%	1.07%	1.07%	1.22%	1.22%	82%	$574,968
2015	$7.67	0.07	(0.13)	(0.06)	(0.04)	(0.60)	(0.64)	$6.97	(0.56)%	1.06%	1.06%	0.97%	0.97%	88%	$645,785
I Class
2021(3)	$6.25	0.04	0.77	0.81	(0.06)	(0.28)	(0.34)	$6.72	13.09%	0.53%(4)	0.91%(4)	1.12%(4)	0.74%(4)	24%	$65,119
2020	$6.57	0.08	0.46	0.54	(0.09)	(0.77)	(0.86)	$6.25	8.64%	0.64%	0.91%	1.33%	1.06%	99%	$62,820
2019	$7.02	0.11	0.13	0.24	(0.12)	(0.57)	(0.69)	$6.57	4.55%	0.86%	0.91%	1.62%	1.57%	68%	$76,202
2018(5)	$7.52	0.07	0.15	0.22	(0.07)	(0.65)	(0.72)	$7.02	3.23%	0.89%(4)	0.89%(4)	1.45%(4)	1.45%(4)	55%	$125,345
2017	$6.68	0.10	0.92	1.02	(0.10)	(0.08)	(0.18)	$7.52	15.64%	0.88%	0.88%	1.40%	1.40%	81%	$135,618
2016	$6.97	0.09	0.15	0.24	(0.08)	(0.45)	(0.53)	$6.68	3.86%	0.87%	0.87%	1.42%	1.42%	82%	$213,502
2015	$7.68	0.08	(0.13)	(0.05)	(0.06)	(0.60)	(0.66)	$6.97	(0.50)%	0.86%	0.86%	1.17%	1.17%	88%	$263,207

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$6.22	0.02	0.78	0.80	(0.05)	(0.28)	(0.33)	$6.69	12.89%	0.98%(4)	1.36%(4)	0.67%(4)	0.29%(4)	24%	$314,747
2020	$6.55	0.05	0.46	0.51	(0.07)	(0.77)	(0.84)	$6.22	8.04%	1.09%	1.36%	0.88%	0.61%	99%	$288,517
2019	$7.00	0.08	0.13	0.21	(0.09)	(0.57)	(0.66)	$6.55	4.11%	1.31%	1.36%	1.17%	1.12%	68%	$304,644
2018(5)	$7.49	0.05	0.16	0.21	(0.05)	(0.65)	(0.70)	$7.00	3.04%	1.34%(4)	1.34%(4)	1.00%(4)	1.00%(4)	55%	$347,290
2017	$6.66	0.07	0.91	0.98	(0.07)	(0.08)	(0.15)	$7.49	15.01%	1.33%	1.33%	0.95%	0.95%	81%	$398,519
2016	$6.95	0.06	0.15	0.21	(0.05)	(0.45)	(0.50)	$6.66	3.38%	1.32%	1.32%	0.97%	0.97%	82%	$456,392
2015	$7.66	0.05	(0.13)	(0.08)	(0.03)	(0.60)	(0.63)	$6.95	(0.90)%	1.31%	1.31%	0.72%	0.72%	88%	$504,771
C Class
2021(3)	$6.10	—(6)	0.75	0.75	(0.02)	(0.28)	(0.30)	$6.55	12.55%	1.73%(4)	2.11%(4)	(0.08)%(4)	(0.46)%(4)	24%	$33,227
2020	$6.45	0.01	0.45	0.46	(0.04)	(0.77)	(0.81)	$6.10	7.18%	1.84%	2.11%	0.13%	(0.14)%	99%	$39,523
2019	$6.91	0.03	0.12	0.15	(0.04)	(0.57)	(0.61)	$6.45	3.30%	2.06%	2.11%	0.42%	0.37%	68%	$48,515
2018(5)	$7.42	0.01	0.16	0.17	(0.03)	(0.65)	(0.68)	$6.91	2.46%	2.09%(4)	2.09%(4)	0.25%(4)	0.25%(4)	55%	$80,205
2017	$6.60	0.01	0.92	0.93	(0.03)	(0.08)	(0.11)	$7.42	14.29%	2.08%	2.08%	0.20%	0.20%	81%	$97,269
2016	$6.91	0.01	0.15	0.16	(0.02)	(0.45)	(0.47)	$6.60	2.55%	2.07%	2.07%	0.22%	0.22%	82%	$106,604
2015	$7.64	—(6)	(0.13)	(0.13)	—(6)	(0.60)	(0.60)	$6.91	(1.57)%	2.06%	2.06%	(0.03)%	(0.03)%	88%	$121,748

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$6.17	0.01	0.78	0.79	(0.04)	(0.28)	(0.32)	$6.64	12.85%	1.23%(4)	1.61%(4)	0.42%(4)	0.04%(4)	24%	$39,277
2020	$6.51	0.04	0.45	0.49	(0.06)	(0.77)	(0.83)	$6.17	7.77%	1.34%	1.61%	0.63%	0.36%	99%	$35,807
2019	$6.96	0.06	0.13	0.19	(0.07)	(0.57)	(0.64)	$6.51	3.88%	1.56%	1.61%	0.92%	0.87%	68%	$39,114
2018(5)	$7.46	0.03	0.16	0.19	(0.04)	(0.65)	(0.69)	$6.96	2.74%	1.59%(4)	1.59%(4)	0.75%(4)	0.75%(4)	55%	$43,590
2017	$6.63	0.05	0.92	0.97	(0.06)	(0.08)	(0.14)	$7.46	14.83%	1.58%	1.58%	0.70%	0.70%	81%	$50,395
2016	$6.93	0.05	0.13	0.18	(0.03)	(0.45)	(0.48)	$6.63	2.98%	1.57%	1.57%	0.72%	0.72%	82%	$53,902
2015	$7.64	0.03	(0.12)	(0.09)	(0.02)	(0.60)	(0.62)	$6.93	(1.04)%	1.56%	1.56%	0.47%	0.47%	88%	$52,262
R5 Class
2021(3)	$6.25	0.04	0.78	0.82	(0.06)	(0.28)	(0.34)	$6.73	13.26%	0.53%(4)	0.91%(4)	1.12%(4)	0.74%(4)	24%	$7,045
2020	$6.58	0.08	0.45	0.53	(0.09)	(0.77)	(0.86)	$6.25	8.46%	0.64%	0.91%	1.33%	1.06%	99%	$6,960
2019	$7.03	0.11	0.13	0.24	(0.12)	(0.57)	(0.69)	$6.58	4.56%	0.86%	0.91%	1.62%	1.57%	68%	$7,200
2018(5)	$7.52	0.08	0.15	0.23	(0.07)	(0.65)	(0.72)	$7.03	3.38%	0.89%(4)	0.89%(4)	1.45%(4)	1.45%(4)	55%	$6,885
2017(7)	$6.93	0.07	0.58	0.65	(0.06)	—	(0.06)	$7.52	9.43%	0.88%(4)	0.88%(4)	1.46%(4)	1.46%(4)	81%(8)	$5

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2021(3)	$6.24	0.04	0.78	0.82	(0.07)	(0.28)	(0.35)	$6.71	13.21%	0.38%(4)	0.76%(4)	1.27%(4)	0.89%(4)	24%	$123,060
2020	$6.56	0.09	0.46	0.55	(0.10)	(0.77)	(0.87)	$6.24	8.82%	0.49%	0.76%	1.48%	1.21%	99%	$121,246
2019	$7.01	0.12	0.13	0.25	(0.13)	(0.57)	(0.70)	$6.56	4.72%	0.71%	0.76%	1.77%	1.72%	68%	$95,697
2018(5)	$7.51	0.08	0.15	0.23	(0.08)	(0.65)	(0.73)	$7.01	3.35%	0.74%(4)	0.74%(4)	1.60%(4)	1.60%(4)	55%	$111,937
2017	$6.67	0.11	0.93	1.04	(0.12)	(0.08)	(0.20)	$7.51	15.83%	0.73%	0.73%	1.55%	1.55%	81%	$85,623
2016	$6.97	0.10	0.14	0.24	(0.09)	(0.45)	(0.54)	$6.67	3.86%	0.72%	0.72%	1.57%	1.57%	82%	$71,340
2015	$7.67	0.09	(0.12)	(0.03)	(0.07)	(0.60)	(0.67)	$6.97	(0.20)%	0.71%	0.71%	1.32%	1.32%	88%	$35,867

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2021 (unaudited).
(4)Annualized.
(5)December 1, 2017 through July 31, 2018. The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period. For the years before July 31, 2018, the fund's fiscal year end was November 30.
(6)Per-share amount was less than $0.005.
(7)April 10, 2017 (commencement of sale) through November 30, 2017.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92641 2103

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	March 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
Name: Patrick Bannigan
Title: President
(principal executive officer)

Date:	March 26, 2021

By:	/s/ R. Wes Campbell
Name: R. Wes Campbell
Title: Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 26, 2021